UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-05159
                                                    --------------------

                               RS Investment Trust
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                388 Market Street
                             San Francisco, CA 94111
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                G. Randall Hecht
                               c/o RS Investments
                                388 Market Street
                             San Francisco, CA 94111
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-766-3863
                                                           -------------

                   Date of fiscal year end: December 31, 2003
                                           ------------------

                   Date of reporting period: December 31, 2003
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


[GRAPHIC OMITTED]

RS INVESTMENT TRUST
2003 ANNUAL REPORT


GROWTH

RS DIVERSIFIED GROWTH FUND
RS EMERGING GROWTH FUND
THE INFORMATION AGE FUND(R)
RS INTERNET AGE FUND(TM)
RS MIDCAP OPPORTUNITIES FUND
RS SMALLER COMPANY GROWTH
FUND RS VALUE + GROWTH FUND


VALUE

RS CONTRARIAN VALUE FUND
RS GLOBAL NATURAL RESOURCES FUND
RS PARTNERS FUND


(LOGO)
RS INVESTMENTS
[GRAPHIC OMITTED]

RS FUNDS
PHONE: 1-800-766-FUND (3863)
WEB: WWW.RSINVESTMENTS.COM
E-MAIL: FUNDS@RSINVESTMENTS.COM


24-HOUR ACCOUNT ACCESS
PHONE: 1-800-624-8025
WEB: ENTER MY ACCOUNT ON THE RS INVESTMENTS WEB SITE


PERFORMANCE UPDATE
As of 12/31/03

                                                                                                                 Average
                                                                                 3-Year    5-Year   10-Year       Annual
                                                                      1-Year    Average   Average   Average       Return
                                               Ticker   Inception      Total     Annual    Annual    Annual        Since
RS GROWTH FUNDS                                Symbol        Date     Return     Return    Return    Return    Inception

RS Diversified Growth Fund                      RSDGX      8/1/96     57.91%     -0.69%    12.36%        --       17.69%

RS Emerging Growth Fund                         RSEGX    11/30/87     46.74%    -13.90%     6.22%    12.47%       16.83%

The Information Age Fund(R)                     RSIFX    11/15/95     97.75%     -7.16%     3.28%        --       10.41%

RS Internet Age Fund(TM)                        RIAFX     12/1/99    101.22%      0.25%        --        --       -9.74%

RS MidCap Opportunities Fund                    RSMOX     7/12/95     48.49%     -2.05%     6.57%        --       12.04%

RS Smaller Company Growth Fund                  RSSGX     8/15/96     60.91%      2.02%    11.68%        --       13.08%

RS Value + Growth Fund                          RSVPX     5/12/92     44.24%     -5.96%    -1.03%    10.69%       11.88%


RS VALUE FUNDS

RS Contrarian Value Fund                        RSCOX     6/30/93     65.98%     15.58%    18.69%     5.33%        6.19%

RS Global Natural Resources Fund                RSNRX    11/15/95     42.13%     18.73%    20.85%        --        8.90%

RS Partners Fund                                RSPFX     7/12/95     65.63%     25.09%    21.69%        --       15.54%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, AND PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Short-term performance may not be sustainable. Rating and performance information is subject to change. Please contact RS Investments at 1-800-766-FUND or visit www.RSinvestments.com for the most recent month-end performance.

INVESTING IN SMALL- AND MID-SIZED COMPANIES CAN INVOLVE RISKS SUCH AS LESS PUBLICLY AVAILABLE INFORMATION THAN LARGER COMPANIES, VOLATILITY, AND LESS LIQUIDITY. Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in technology companies may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more broadly, as companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values. International investing can involve greater currency fluctuations and less political and economic stability. Investing in a more limited number of issuers and sectors can be subject to greater market fluctuation. Investments in companies in natural resources industries may involve risks including changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. The values of debt securities will fluctuate with market conditions and interest rates.

This information may be used only when preceded or accompanied by a prospectus. Refer to it for more information including management fees and expenses associated with an ongoing investment as well as the special risks associated with investing in the RS Funds small and mid-sized companies; overweighting investments investing in companies in natural resources industries. Please read it carefully before investing. Except as noted, numbers are unaudited.

TABLE OF CONTENTS

MANAGER'S DISCUSSION AND ANALYSIS
   RS DIVERSIFIED GROWTH FUND ................... 2
   RS EMERGING GROWTH FUND ...................... 3
   THE INFORMATION AGE FUND(R) .................. 4
   RS INTERNET AGE FUND(TM) ..................... 5
   RS MIDCAP OPPORTUNITIES FUND ................. 6
   RS SMALLER COMPANY GROWTH FUND ............... 7
   RS VALUE + GROWTH FUND ....................... 8
   RS CONTRARIAN VALUE FUND ..................... 9
   RS GLOBAL NATURAL RESOURCES FUND .............10
   RS PARTNERS FUND .............................11


FINANCIAL INFORMATION
   SCHEDULES OF INVESTMENTS .....................14
   STATEMENT OF ASSETS AND LIABILITIES ..........38
   STATEMENT OF OPERATIONS ......................40
   STATEMENT OF CHANGES IN NET ASSETS ...........42
   FINANCIAL HIGHLIGHTS .........................46
   NOTES TO FINANCIAL STATEMENTS ................50
   REPORT OF INDEPENDENT AUDITORS ...............58
   TAX DESIGNATION ..............................59
   SUPPLEMENTAL INFORMATION .....................60


ADMINISTRATION ..................................62

RS DIVERSIFIED GROWTH FUND


The RS Diversified Growth Fund gained 57.91% in 2003. By comparison, the Fund's benchmark, the Russell 2000(R) Growth Index 1, gained 48.54%.

A small-cap rally emerged in the second quarter, and we widened our lead over the benchmark in the second half as the economy improved and small-caps continued their advance.

The Fund's outperformance was driven by stock selection. Technology, energy and utilities yielded the strongest relative returns. Consumer staples, foods in particular, negatively impacted our performance.

The last six months of the year saw us raise exposure to the materials and energy sectors, with a corresponding decrease in technology weight.

Stocks that contributed to the Fund's performance included SupportSoft Inc., Secure Computing Corp., Netflix, Inc., Akami Technologies, Inc., XM Satellite Radio Holdings, Inc., Microstrategy, Inc., Friedman, Billings, Ramsey Group Inc., Nextel Partners, Inc., Primus Telecommunications Group, Inc., and Beverly Enterprise, Inc. Stocks that hurt the Fund's performance included RMH Teleservices, Inc., Alloy, Inc., Biosite, Inc., Tellum, Inc., Viewpoint Corporation, Network Engines, Inc., PriceSmart, Inc., AmeriCredit Corp., Fleming Companies, Inc., and Coinstar Inc.

FOR MORE INFORMATION, PLEASE ALSO SEE RS INVESTMENTS' "PERFORMANCE OVERVIEW AND MANAGER COMMENTARIES 2003" BOOKLET, WHICH IS NOT PART OF THE ANNUAL REPORT.


RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
If invested on 8/1/96

          EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

                               [GRAPHIC OMITTED]

                RS Diversified Growth Fund     Russell 2000(R) Growth Index 1
8/96                     $10,000                         $10,000
                         $11,100                         $11,137
12/96                    $12,420                         $11,166
                         $11,870                          $9,995
                         $13,320                         $11,750
                         $16,670                         $13,738
12/97                    $16,077                         $12,612
                         $18,665                         $14,110
                         $17,199                         $13,300
                         $14,405                         $10,326
12/98                    $18,694                         $12,767
                         $20,976                         $12,552
                         $27,070                         $14,403
                         $28,705                         $13,695
12/99                    $46,774                         $18,268
                         $58,683                         $19,964
                         $47,057                         $18,492
                         $44,633                         $17,758
12/00                    $34,186                         $14,171
                         $30,383                         $12,016
                         $36,088                         $14,176
                         $25,486                         $10,195
12/01                    $34,830                         $12,863
                         $31,940                         $12,611
                         $25,711                         $10,632
                         $19,302                          $8,344
12/02                    $21,204                          $8,971
                         $19,032                          $8,623
                         $25,891                         $10,705
                         $28,856                         $11,825
12/03                    $33,483                         $13,325


PERFORMANCE UPDATE

                                                                                        Total   Average Annual
                                                      1-Year   5-Year Average    Return Since     Return Since
                                                Total Return    Annual Return     Inception 2      Inception 2
  RS Diversified Growth Fund                          57.91%           12.36%         234.83%           17.69%
  Russell 2000 Growth Index                           48.54%            0.86%          33.25%            3.95%
  S&P 500(R) Index 3                                  28.62%           -0.61%          91.23%            9.13%

  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, AND PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Short-term performance may not be sustainable.

1 The     Russell      2000(R)      Growth     Index     is     an     unmanaged
  market-capitalization-weighted index that measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.

2 Inception date: August 1, 1996.

3 The S&P 500(R) Index is an unmanaged market capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.


2    CALL 1-800-766-FUND

RS EMERGING GROWTH FUND


The RS Emerging Growth Fund gained 46.74% in 2003. By comparison, the Fund's benchmark, the Russell 2000(R) Growth Index 1, gained 48.54%.

This performance coincided with an improving economy and a market period in which a majority of all stocks in the Russell 3000(R) Index 4 appreciated, with smaller capitalization companies seeing the greatest gains.

The technology and consumer discretionary sectors contributed most to the Fund's return. These, along with health care, were our areas of highest concentration throughout the year, and remained so entering 2004. Consumer staples, energy and materials -- areas where we were underweighted -- all detracted.

Stocks that contributed to the Fund's performance included O2Micro International, Ltd., Urban Outfitters, Inc., Research in Motion, Ltd., MicroStrategy, Inc., M-Systems Flash Disk Pioneers Ltd., Altiris, Inc., United Surgical Partners International, Inc., Martek Biosciences Corp., Yahoo! Inc., and Cognizant Technology Solutions Corp. Stocks that hurt the Fund's performance included Overture Services, Inc., Websense, Inc., Internet Security Systems, Inc., Priceline.com, Inc., Christopher & Banks Corp., Network Associates, Inc., LifePoint Hospitals, Inc., Pinnacle Systems, Inc., Macromedia, Inc., and American Eagle Outfitters, Inc.

FOR MORE INFORMATION, PLEASE ALSO SEE RS INVESTMENTS' "PERFORMANCE OVERVIEW AND MANAGER COMMENTARIES 2003" BOOKLET, WHICH IS NOT PART OF THE ANNUAL REPORT.


RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
If invested on 11/30/87

          EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

                               [GRAPHIC OMITTED]

                  RS Emerging Growth Fund     Russell 2000(R) Growth Index 1
11/30/87                 $10,000                         $10,000
                         $12,611                         $11,040
                         $13,892                         $12,963
                         $15,222                         $13,786
                         $14,114                         $13,406
12/88                    $14,383                         $13,289
                         $15,728                         $14,276
                         $16,709                         $15,200
                         $18,924                         $16,558
12/89                    $20,776                         $15,970
                         $21,139                         $15,545
                         $24,638                         $16,526
                         $19,290                         $12,214
12/90                    $22,765                         $13,189
                         $29,339                         $17,219
                         $26,862                         $16,622
                         $31,544                         $18,415
12/91                    $36,140                         $19,940
                         $35,561                         $20,486
                         $29,428                         $18,026
                         $28,974                         $18,375
12/92                    $35,218                         $21,490
                         $30,891                         $21,105
                         $30,744                         $21,713
                         $35,365                         $23,740
12/93                    $37,759                         $24,364
                         $38,578                         $23,371
                         $35,428                         $21,898
                         $41,014                         $23,944
12/94                    $40,765                         $23,772
                         $43,213                         $25,076
                         $42,392                         $27,563
                         $49,180                         $30,698
12/95                    $49,045                         $31,151
                         $50,730                         $32,941
                         $57,062                         $34,866
                         $57,884                         $34,569
12/96                    $59,585                         $34,660
                         $51,242                         $31,025
                         $62,969                         $36,471
                         $76,240                         $42,642
12/97                    $70,633                         $39,147
                         $83,544                         $43,798
                         $85,280                         $41,282
                         $65,347                         $32,052
12/98                    $90,424                         $39,628
                        $115,680                         $38,962
                        $135,341                         $44,708
                        $145,861                         $42,509
12/99                   $255,502                         $56,705
                        $305,069                         $61,968
                        $271,463                         $57,400
                        $260,303                         $55,120
12/00                   $191,531                         $43,986
                        $134,664                         $37,299
                        $157,158                         $44,003
                        $108,035                         $31,647
12/01                   $139,232                         $39,927
                        $126,484                         $39,145
                         $99,507                         $33,001
                         $77,013                         $25,899
12/02                    $83,322                         $27,844
                         $80,407                         $26,765
                         $99,812                         $33,228
                        $110,428                         $36,706
12/03                   $122,268                         $41,361


PERFORMANCE UPDATE

                                                                                                    Total   Average Annual
                                                  1-Year   5-Year Average  10-Year Average   Return Since     Return Since
                                            Total Return    Annual Return    Annual Return    Inception 2      Inception 2
  RS Emerging Growth Fund                         46.74%            6.22%           12.47%      1,122.68%           16.83%
  Russell 2000 Growth Index                       48.54%            0.86%            5.43%        313.61%            9.22%
  S&P 500(R) Index 3                              28.62%           -0.61%           11.04%        604.27%           12.89%

  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, AND PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Short-term performance may not be sustainable.

1 The     Russell      2000(R)      Growth     Index     is     an     unmanaged
  market-capitalization-weighted index that measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.

2 Inception date: November 30, 1987.

3 The S&P 500(R) Index is an unmanaged market capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.

4 The Russell 3000(R) Index is an unmanaged market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index and, unlike the Fund, it does not incur fees and expenses.


                                                      WWW.RSINVESTMENTS.COM    3

THE INFORMATION AGE FUND(R)


For the 12-month period ended December 31, 2003, the Information Age Fund(R) was up 97.75%, and its benchmark, the PSE Technology Index 1 was up 52.14%.

This performance coincided with an improving economy and expectations of increased technology spending. We focused the Fund around small- and mid-cap companies in 2003 and these types of stocks outperformed large-cap names.

In the second half of the year, we maintained a fairly consistent weighting in each of the Fund's three segments, with software, hardware and pure play Internet names each making up roughly 25-36% of the portfolio.

Stocks that contributed to the Fund's performance included Altiris, Inc., Ditech Communications Corp., Trident Microsystems, Inc., O2Micro International, Ltd., Yahoo! Inc., MicroStrategy, Inc., Retek, Inc., Ameritrade Holding Corp., Marvell Technology Group Ltd., and Cognizant Technology Solutions Corp. Stocks that hurt the Fund's performance included United Online, Inc., Verity, Inc., Priceline.com Inc., Interwoven, Inc., Micromuse, Inc., Macromedia, Inc., Internet Security Systems, Inc., Alloy, Inc., Sonic Solutions, and Websense, Inc.

FOR MORE INFORMATION, PLEASE ALSO SEE RS INVESTMENTS' "PERFORMANCE OVERVIEW AND MANAGER COMMENTARIES 2003" BOOKLET, WHICH IS NOT PART OF THE ANNUAL REPORT.


RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
If invested on 11/15/95

          EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

                               [GRAPHIC OMITTED]

                The Information Age Fund(R)       PSE Technology Index 1
11/15/95                 $10,000                         $10,000
                          $9,300                          $9,819
                          $9,340                          $9,790
                         $10,710                         $10,123
                         $11,790                         $10,803
12/96                    $11,785                         $11,786
                         $10,351                         $11,775
                         $12,276                         $13,735
                         $15,982                         $16,360
12/97                    $12,509                         $14,140
                         $14,269                         $16,837
                         $14,958                         $16,834
                         $13,421                         $15,562
12/98                    $19,040                         $21,860
                         $22,114                         $24,203
                         $24,637                         $29,822
                         $26,959                         $30,542
12/99                    $43,072                         $47,305
                         $50,522                         $56,549
                         $47,345                         $53,601
                         $42,134                         $50,550
12/00                    $27,959                         $39,634
                         $22,679                         $32,225
                         $22,532                         $35,319
                         $14,913                         $25,170
12/01                    $21,776                         $33,454
                         $18,763                         $33,347
                         $12,649                         $24,993
                          $8,378                         $18,771
12/02                    $11,315                         $22,304
                         $12,379                         $22,211
                         $16,635                         $27,365
                         $19,423                         $30,002
12/03                    $22,375                         $33,934


PERFORMANCE UPDATE

                                                                                                    Total   Average Annual
                                                                  1-Year   5-Year Average    Return Since     Return Since
                                                            Total Return    Annual Return     Inception 2      Inception 2
  The Information Age Fund(R)                                     97.75%            3.28%         123.75%           10.41%
  PSE Technology Index                                            52.14%            9.19%         239.34%           16.21%
  S&P 500(R) Index 3                                              28.62%           -0.61%         112.64%            9.72%

  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, AND PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Short-term performance may not be sustainable.

1 The  Pacific  Stock   Exchange  (PSE)   Technology   Index  is  an  unmanaged,
  price-weighted index comprised of stocks from 15 different industries, including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics, and biotechnology. Index results do not assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.

2 Inception date: November 15, 1995.

3 The S&P 500(R) Index is an unmanaged market capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.


4    CALL 1-800-766-FUND

RS INTERNET AGE FUND(TM)


For the 12-month period ended December 31, 2003, the RS Internet Age Fund(TM) was up 101.22%, and its benchmark, TheStreet.com/PHLX Internet Sector Index 1, was up 78.69%.

This performance coincided with an improving economy and expectations of increased technology spending. We focused the Fund around small- and mid-cap companies in 2003, and these types of stocks outperformed large-cap names.

In the second half of the year, we maintained a fairly consistent weighting in each of the Fund's three segments, with software, hardware and pure play Internet names each making up roughly 25-36% of the portfolio.

Stocks that contributed to the Fund's performance included Altiris, Inc., Yahoo! Inc., Trident Microsystems, Inc., O2Micro International, Ltd., Ditech Communications Corp., MicroStrategy, Inc., Retek, Inc., Ameritrade Holding Corp., Cognizant Technology Solutions Corp., and Marvell Technology Group Ltd. Stocks that hurt the Fund's performance included Internet Security Systems, Inc., United Online, Inc., Interwoven, Inc., Priceline.com, Inc., Verity, Inc., Micromuse, Inc., Alloy, Inc., Macromedia, Inc., Websense, Inc., and Sonic Solutions.

FOR MORE INFORMATION, PLEASE ALSO SEE RS INVESTMENTS' "PERFORMANCE OVERVIEW AND MANAGER COMMENTARIES 2003" BOOKLET, WHICH IS NOT PART OF THE ANNUAL REPORT.


RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
If invested on 12/1/99

          EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

                               [GRAPHIC OMITTED]

            RS Internet Age Fund(TM)   TheStreet.com/PHLX Internet Sector-DOT 1
12/1/99                $10,000                         $10,000
                       $12,180                         $12,477
                       $14,300                         $11,965
6-00                   $12,010                          $9,098
                       $10,820                          $7,712
12/00                   $6,530                          $3,249
                        $4,790                          $2,423
6-00                    $5,940                          $2,644
                        $3,750                          $1,287
12/01                   $5,760                          $2,085
                        $5,220                          $1,687
6-01                    $3,620                          $1,038
                        $2,380                            $731
12/02                   $3,270                            $926
3-03                    $3,510                            $977
                        $4,800                          $1,318
                        $5,680                          $1,445
12/03                   $6,580                          $1,654


PERFORMANCE UPDATE

                                                                                                    Total   Average Annual
                                                                  1-Year   3-Year Average    Return Since     Return Since
                                                            Total Return    Annual Return     Inception 2      Inception 2
  RS Internet Age Fund(TM)                                       101.22%            0.25%         -34.20%           -9.74%
  TheStreet.com/PHLX Internet Sector Index-DOT                    78.69%          -20.15%         -83.46%          -35.63%
  S&P 500(R) Index 3                                              28.62%           -4.10%         -15.68%           -4.09%


  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, AND PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Short-term performance may not be sustainable.

1 TheStreet.com/PHLX   Internet   Sector   Index-DOT  is  an  unmanaged,   equal
  dollar-weighted index containing 25 leading Internet companies involved in Internet commerce, service and software. Index results do not assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.

2 Inception date: December 1, 1999.

3 The S&P 500(R) Index is an unmanaged market capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.


                                                      WWW.RSINVESTMENTS.COM    5

RS MIDCAP OPPORTUNITIES FUND


The RS MidCap Opportunities Fund gained 48.49% in 2003. The Fund's benchmark, the Russell Midcap(R) Growth Index 1, gained 42.71%.

2003 provided welcome relief from the 2000-2002 bear market. Investor and consumer confidence improved throughout the year, aided by continued low interest rates and accelerating gross domestic product.

Technology, consumer discretionary and health care stocks comprised a majority of the portfolio. Each of these sectors provided positive returns for the Fund. The energy sector also supplied gains. Our investments in autos and transportation, particularly air transport, detracted from our overall performance.

Our health care, technology and consumer weightings decreased during the year, while our financial services and materials exposures grew.

Stocks that contributed to the Fund's performance included Secure Computing Corp., Symbol Technologies, Inc., Freeport McMoRan Copper & Gold, Inc., Sears, Roebuck and Company, Marvell Technology Group Ltd., VeriSign, Inc., Coach, Inc., Foundry Networks, Inc., Nextel Partners, Inc., and Harman International Industries, Inc. Stocks that hurt the Fund's performance included Affymetrix, Inc., Accredo Health, Inc.,Triad Hospitals, Inc., Delta Air Lines, Inc., National-Oilwell, Inc., McDATA Corporation, Advanced Fibre Communications, Inc., Leapfrog Enterprises, Inc., Biogen, Inc., and Network Associates, Inc.

FOR MORE INFORMATION, PLEASE ALSO SEE RS INVESTMENTS' "PERFORMANCE OVERVIEW AND MANAGER COMMENTARIES 2003" BOOKLET, WHICH IS NOT PART OF THE ANNUAL REPORT.


RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
If invested on 7/12/95

          EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

                               [GRAPHIC OMITTED]

               RS MidCap Opportunities Fund   Russell Midcap(R) Growth Index 1
7/12/95                  $10,000                         $10,000
                         $10,760                         $10,519
12/95                    $11,240                         $10,718
                         $12,200                         $11,409
                         $13,330                         $11,835
                         $13,340                         $12,237
12/96                    $13,956                         $12,591
                         $13,526                         $12,132
                         $15,216                         $13,917
                         $17,850                         $15,865
12/97                    $17,082                         $15,429
                         $19,103                         $17,270
                         $18,396                         $17,260
                         $15,907                         $14,378
12/98                    $19,071                         $18,185
                         $20,416                         $18,806
                         $23,567                         $20,765
                         $22,358                         $19,726
12/99                    $29,773                         $27,512
                         $35,178                         $33,324
                         $30,409                         $30,856
                         $30,540                         $31,634
12/00                    $27,905                         $24,280
                         $25,533                         $18,189
                         $27,162                         $21,133
                         $19,928                         $15,258
12/01                    $23,995                         $19,387
                         $22,979                         $19,045
                         $19,617                         $15,567
                         $16,569                         $12,893
12/02                    $17,658                         $14,074
                         $17,924                         $14,072
                         $21,383                         $16,711
                         $23,052                         $17,908
12/03                    $26,221                         $20,086


PERFORMANCE UPDATE

                                                                                                    Total   Average Annual
                                                                  1-Year   5-Year Average    Return Since     Return Since
                                                            Total Return    Annual Return     Inception 2      Inception 2
  RS MidCap Opportunities Fund                                    48.49%            6.57%         162.21%           12.04%
  Russell Midcap Growth Index                                     42.71%            2.01%         100.86%            8.58%
  S&P 500(R) Index 3                                              28.62%           -0.61%         127.33%           10.17%

   PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, AND PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Short-term performance may not be sustainable.

1 The Russell Midcap(R) Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell Midcap(R) Index with higher price-to-book ratios and higher forecasted growth values. (The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which consists of the 1,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.

2  Inception date: July 12, 1995.

3 The S&P 500(R) Index is an unmanaged market capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.


6    CALL 1-800-766-FUND

RS SMALLER COMPANY GROWTH FUND


The RS Smaller Company Growth Fund gained 60.91% in 2003. The Fund's benchmark, the Russell 2000(R) Growth Index, gained 48.54%.

2003 was a good year for the stock market, and for small-caps in particular. Interest rates were and remain at low levels, and the economy picked up pace. We outperformed our benchmark in the first half of 2003 and widened our lead in the last six months of 2003.

The Fund's outperformance was driven by stock selection. The technology, health care and consumer discretionary sectors contributed the greatest gains. We averaged a slight overweight in each of these sectors throughout the year. Our return was negatively impacted by the Fund's materials and processing investments, primarily chemicals.

Entering 2003, health care and technology were our largest weightings at roughly 25% each of the Fund. Both of these weightings decreased during the year and consumer discretionary stocks had the highest year-end concentration at 26%.

Stocks that contributed to the Fund's performance included Tumbleweed Communications Corporation, Scientific Games Corp., Embarcadero Technologies, Inc., Digitas, Inc., Lionbridge Technologies, Inc., Genus, Inc., Ultratech, Inc., Altiris, Inc., Vitran Corporation, Inc., and FindWhat.com. Stocks that hurt the Fund's performance included InterVideo, Inc., Computer Programs & Systems, Inc., Centillium Communications, Inc., NuCo2, Inc., Coinstar, Inc., Jo-Ann Stores, Inc., MedSource Technologies, Inc., Biosite, Inc., California Micro Devices Corporation, and Quinton Cardiology Systems, Inc.

FOR MORE INFORMATION, PLEASE ALSO SEE RS INVESTMENTS' "PERFORMANCE OVERVIEW AND MANAGER COMMENTARIES 2003" BOOKLET, WHICH IS NOT PART OF THE ANNUAL REPORT.


RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
If invested on 8/15/96

          EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

                               [GRAPHIC OMITTED]

              RS Smaller Company Growth Fund   Russell 2000(R) Growth Index 1
8/15/96                  $10,000                         $10,000
                         $10,570                         $10,794
12/96                    $11,000                         $10,822
                         $10,200                          $9,687
                         $12,570                         $11,388
                         $15,990                         $13,315
12/97                    $14,350                         $12,223
                         $16,570                         $13,676
                         $15,420                         $12,890
                         $11,630                         $10,008
12/98                    $14,260                         $12,374
                         $14,410                         $12,166
                         $17,190                         $13,960
                         $16,560                         $13,273
12/99                    $22,340                         $17,709
                         $29,880                         $19,349
                         $27,540                         $17,923
                         $28,430                         $17,211
12/00                    $23,333                         $13,735
                         $20,299                         $11,646
                         $23,885                         $13,740
                         $19,228                          $9,882
12/01                    $25,273                         $12,467
                         $23,265                         $12,223
                         $19,854                         $10,304
                         $14,481                          $8,087
12/02                    $15,399                          $8,694
                         $14,544                          $8,357
                         $18,807                         $10,375
                         $22,094                         $11,461
12/03                    $24,779                         $12,915


PERFORMANCE UPDATE

                                                                                                    Total   Average Annual
                                                                  1-Year   5-Year Average    Return Since     Return Since
                                                            Total Return    Annual Return     Inception 2      Inception 2
  RS Smaller Company Growth Fund                                  60.91%           11.68%         147.79%           13.08%
  Russell 2000 Growth Index                                       48.54%            0.86%          29.15%            3.53%
  S&P 500(R) Index 3                                              28.62%           -0.61%          87.52%            8.89%

   PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, AND PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Short-term performance may not be sustainable.

1 The Russell 2000(R) Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.

2  Inception date: August 15, 1996.

3 The S&P 500(R) Index is an unmanaged market capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.


                                                      WWW.RSINVESTMENTS.COM    7

RS VALUE + GROWTH FUND


The RS Value + Growth Fund gained 44.24% in 2003. The Fund's benchmark, the Russell 1000(R) Growth Index 1, gained 29.75%.

2003 provided welcome relief from the 2000-2002 bear market. Investor and consumer confidence improved throughout the year, aided by continued low interest rates and accelerating gross domestic product.

Technology, consumer discretionary and health care stocks comprised a majority of the portfolio. Each of these sectors provided positive returns for the Fund. The materials and processing and energy sectors also supplied gains. Our investments in autos and transportation, particularly air transport, and consumer staples (foods) detracted from our overall performance.

Our consumer and health care holdings decreased during the year, while our weightings in technology and materials grew.

Stocks that contributed to the Fund's performance included Calpine Corporation, Symbol Technologies, Inc., Sears, Roebuck and Company, Freeport McMoRan Copper & Gold, Inc., Marvell Technology Group Ltd., VeriSign, Inc., United States Steel Corp., Coach, Inc., Amazon.com, Inc., and International Game Technology. Stocks that hurt the Fund's performance included Affymetrix, Inc., Accredo Health, Inc., Triad Hospitals, Inc., Advanced Fibre Communications, Inc., ConAgra Foods, Inc., Lockheed Martin Corporation, McDATA Corporation, Network Associates, Inc., HCA, Inc., and Biogen, Inc.

FOR MORE INFORMATION, PLEASE ALSO SEE RS INVESTMENTS' "PERFORMANCE OVERVIEW AND MANAGER COMMENTARIES 2003" BOOKLET, WHICH IS NOT PART OF THE ANNUAL REPORT.


RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
If invested on 5/12/92

          EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

                               [GRAPHIC OMITTED]

                  RS Value + Growth Fund       Russell 1000(R) Growth Index 1
5/12/92                  $10,000                         $10,000
                          $9,801                          $9,766
                         $10,099                         $10,193
12/92                    $11,004                         $10,903
                         $11,933                         $10,810
                         $11,943                         $10,643
                         $12,843                         $10,801
12/93                    $13,378                         $11,217
                         $13,890                         $10,722
                         $13,276                         $10,611
                         $15,560                         $11,428
12/94                    $16,469                         $11,511
                         $18,927                         $12,607
                         $23,086                         $13,845
                         $27,536                         $15,102
12/95                    $23,501                         $15,790
                         $22,651                         $16,638
                         $23,429                         $17,696
                         $24,964                         $18,334
12/96                    $26,819                         $19,441
                         $26,198                         $19,545
                         $30,483                         $23,242
                         $35,511                         $24,989
12/97                    $30,523                         $25,368
                         $34,486                         $29,212
                         $36,066                         $30,538
                         $31,352                         $27,764
12/98                    $38,898                         $35,187
                         $42,710                         $37,424
                         $43,746                         $38,864
                         $40,909                         $37,441
12/99                    $49,958                         $46,855
                         $57,100                         $50,194
                         $53,620                         $48,838
                         $48,924                         $46,212
12/00                    $44,416                         $36,348
                         $39,744                         $28,751
                         $38,228                         $31,172
                         $31,391                         $25,121
12/01                    $35,344                         $28,925
                         $33,998                         $28,176
                         $29,484                         $22,915
                         $24,929                         $19,467
12/02                    $25,612                         $20,859
                         $25,736                         $20,637
                         $30,602                         $23,589
                         $32,445                         $24,512
12/03                    $36,944                         $27,065


PERFORMANCE UPDATE

                                                                                                    Total   Average Annual
                                                  1-Year   5-Year Average  10-Year Average   Return Since     Return Since
                                            Total Return    Annual Return    Annual Return    Inception 2      Inception 2
  RS Value + Growth Fund                          44.24%           -1.03%           10.69%        269.41%           11.88%
  Russell 1000 Growth Index                       29.75%           -5.11%            9.21%        170.65%            8.93%
  S&P 500(R) Index 3                              28.62%           -0.61%           11.04%        234.57%           10.93%

   PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, AND PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Short-term performance may not be sustainable.

1 The Russell 1000(R) Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 1000(R) Index (which consists of the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.

2  Inception date: May 12, 1992.

3 The S&P 500(R) Index is an unmanaged market capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.


8    CALL 1-800-766-FUND

RS CONTRARIAN VALUE FUND


For the 12-month period ended December 31, 2003, the RS Contrarian Value Fund was up 65.98%, and its benchmark, the Russell Midcap(R) Value Index 1 was up 38.07%.

2003 was a good year for the stock market, with almost every sector of the market going up and the majority of stocks in the S&P 500(R) Index 4 reaching double-digit gains.

The Fund received positive contributions from every sector. Top performing segments included transportation, energy, materials and the consumer areas. We also saw overall positive performance in health care stocks, but were disappointed with our hospital investments.

Over the course of the year, we increased our exposure to the financial services, technology and consumer discretionary areas -- sectors we were underweighted versus our benchmark.

Stocks that contributed to the Fund's performance included China Yuchai International Ltd., Ivanhoe Energy, Inc., Inco Ltd., Barr Laboratories, Inc., Maxtor Corporation, Peabody Energy Corp., AT&T Corp., Bunge Ltd., 3Com Corp., and Endurance Specialty Holdings Ltd. Stocks that hurt the Fund's performance included HCA, Inc., MCI, Inc., Diamond Fields International Ltd., Hewitt Associates, Inc., Western Gas Resources, Inc., XStrata PLC, Universal Health Services, Inc., Metromedia International Group, Inc., Liz Claiborne, Inc., and The ServiceMaster Company.

The Fund was renamed the "RS Contrarian Value Fund" in 2003 to better describe the Fund's investment policies and reflect the managers' investment discipline. Additionally, the benchmark was changed from the MSCI AC World Index 2 to the Russell Midcap(R) Value Index.

FOR MORE INFORMATION, PLEASE ALSO SEE RS INVESTMENTS' "PERFORMANCE OVERVIEW AND MANAGER COMMENTARIES 2003" BOOKLET, WHICH IS NOT PART OF THE ANNUAL REPORT.


RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
If invested on 6/30/93

          EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

                               [GRAPHIC OMITTED]

                 Rs Contrarian Value Fund     Russell Midcap(R) Value Index 1    MSCI AC World Index 2
6/30/93                  $10,000                         $ 10,000                        $10,000
                          $9,559                         $ 10,427                        $10,512
12/93                    $11,186                         $ 10,403                        $10,816
                         $12,098                         $ 10,109                        $10,856
                         $11,618                         $ 10,082                        $11,162
                         $11,078                         $ 10,534                        $11,538
12/94                    $10,568                         $ 10,182                        $11,359
                         $10,739                         $ 11,204                        $11,762
                         $12,626                         $ 12,176                        $12,327
                         $13,308                         $ 13,142                        $12,989
12/95                    $13,830                         $ 13,739                        $13,570
                         $16,731                         $ 14,506                        $14,144
                         $16,038                         $ 14,785                        $14,584
                         $16,440                         $ 15,211                        $14,737
12/96                    $16,828                         $ 16,522                        $15,361
                         $17,062                         $ 16,803                        $15,515
                         $16,036                         $ 18,920                        $17,837
                         $15,244                         $ 21,333                        $18,260
12/97                    $11,862                         $ 22,200                        $17,665
                         $12,127                         $ 24,419                        $20,111
                         $10,769                         $ 23,791                        $20,274
                          $7,520                         $ 20,542                        $17,786
12/98                     $7,984                         $ 23,329                        $21,545
                          $8,392                         $ 22,602                        $22,396
                         $10,214                         $ 25,130                        $23,661
                         $10,623                         $ 22,457                        $23,282
12/99                    $11,042                         $ 23,303                        $27,322
                         $10,700                         $ 23,538                        $27,641
                         $11,793                         $ 23,143                        $26,588
                         $12,533                         $ 25,376                        $25,148
12/00                    $12,180                         $ 27,773                        $23,515
                         $12,080                         $ 26,792                        $27,641
                         $12,577                         $ 28,680                        $26,588
                         $10,192                         $ 25,367                        $18,070
12/01                    $11,175                         $ 28,418                        $19,773
                         $11,429                         $ 30,663                        $19,952
                         $12,058                         $ 29,231                        $18,167
                         $11,009                         $ 23,983                        $14,856
12/02                    $11,330                         $ 25,678                        $16,020
                         $12,102                         $ 24,636                        $15,222
                         $14,156                         $ 29,044                        $17,884
                         $16,056                         $ 30,770                        $18,834
12/03                    $18,805                         $ 35,452                        $21,569


PERFORMANCE UPDATE

                                                                                                    Total   Average Annual
                                                  1-Year   5-Year Average  10-Year Average   Return Since     Return Since
                                            Total Return    Annual Return    Annual Return    Inception 3      Inception 3
  RS Contrarian Value Fund                        65.98%           18.69%            5.33%         88.05%            6.19%
  Russell Midcap Value Index                      38.07%            8.73%           13.04%        254.52%           12.80%
  MSCI AC World Index 2                           34.63%            0.02%            7.15%        115.69%            7.59%
  S&P 500(R) Index 4                              28.62%           -0.61%           11.04%        199.27%           10.99%


   PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, AND PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Short-term performance may not be sustainable.

1 The Russell Midcap(R) Value Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell Midcap(R) Index with lower price-to-book ratios and lower forecasted growth values. (The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which consists of the 1,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.

2 The Morgan Stanley Capital International (MSCI) All Country (AC) World Index is an unmanaged market-capitalization-weighted index composed of companies representative of the market structure of 49 developed and emerging market countries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.

3  Inception date: June 30, 1993.

4 The S&P 500(R) Index is an unmanaged market capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.

                                                      WWW.RSINVESTMENTS.COM    9

RS GLOBAL NATURAL RESOURCES FUND


For the 12-month period ended December 31, 2003, the RS Global Natural Resources Fund was up 42.13%, and its benchmark, the Lipper Natural Resources Index 1, was up 26.24%.

2003 was a good year for the stock market. Most commodity prices were up, and our sector produced positive returns for the year.

We had investments in a variety of natural resources industries. Of our top 10 performers for the year, four were energy companies, three were mining companies, two were forest product companies and one was an agricultural company.

Stocks that contributed to the Fund's performance included Falconbridge Ltd., Slocan Forest Products Ltd., Fresh Del Monte Produce, Inc., Canfor Corp., Penn West Petroleum Ltd., Inco Ltd., Fording Canadian Coal Trust, Sherritt International Corp., Vermilion Energy Trust, and Talisman Energy, Inc. Stocks that hurt the Fund's performance included Oiltec Resources Ltd., Norske Skog Canada, Ltd., Noble Energy, Inc., Western Gas Resources, Inc., Forest Oil Corp., Union Pacific Corp., XStrata PLC, AGCO Corp., Burlington Northern Santa Fe, and PYR Energy Corporation.

FOR MORE INFORMATION, PLEASE ALSO SEE RS INVESTMENTS' "PERFORMANCE OVERVIEW AND MANAGER COMMENTARIES 2003" BOOKLET, WHICH IS NOT PART OF THE ANNUAL REPORT.


RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
If invested on 11/15/95

          EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

                               [GRAPHIC OMITTED]

            RS Global Natural Resources Fund   Lipper Natural Resources Index 1   S&P 500(R) Index 2
11/15/95                 $10,000                         $10,000                        $10,000
                         $10,120                         $10,824                        $10,398
12/95                    $11,860                         $11,706                        $10,958
                         $12,330                         $12,245                        $11,442
                         $13,140                         $12,705                        $11,801
12/96                    $14,290                         $13,949                        $12,788
                         $13,340                         $13,414                        $13,130
                         $13,720                         $14,793                        $15,415
                         $14,770                         $17,274                        $16,571
12/97                    $11,840                         $16,005                        $17,053
                         $12,459                         $16,610                        $19,430
                         $11,110                         $15,528                        $20,059
                          $8,614                         $13,011                        $18,069
12/98                     $7,761                         $12,305                        $21,925
                          $8,125                         $13,434                        $23,009
                         $10,403                         $15,952                        $24,626
                         $10,528                         $16,114                        $23,086
12/99                     $9,498                         $16,430                        $26,535
                          $9,842                         $18,369                        $27,132
                         $10,736                         $19,072                        $26,410
                         $11,589                         $20,438                        $26,153
12/00                    $11,953                         $21,232                        $24,107
                         $12,130                         $20,185                        $21,249
                         $12,931                         $19,590                        $22,487
                         $10,965                         $16,553                        $19,178
12/01                    $12,026                         $18,561                        $21,236
                         $13,753                         $20,418                        $21,292
                         $14,471                         $19,166                        $18,430
                         $13,566                         $16,009                        $15,257
12/02                    $14,076                         $17,218                        $16,533
                         $14,065                         $17,012                        $16,021
                         $16,156                         $18,694                        $18,490
                         $16,396                         $18,670                        $18,964
12/03                    $20,006                         $21,736                        $21,264


PERFORMANCE UPDATE

                                                                                                    Total   Average Annual
                                                                  1-Year   5-Year Average    Return Since     Return Since
                                                            Total Return    Annual Return     Inception 3      Inception 3
  RS Global Natural Resources Fund                                42.13%           20.85%         100.06%            8.90%
  Lipper Natural Resources Index                                  26.24%           12.05%         117.36%           10.02%
  S&P 500 Index                                                   28.62%           -0.61%         112.64%            9.72%

   PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, AND PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Short-term performance may not be sustainable.

1 The Lipper Natural Resources Index is an unmanaged equally weighted index of the largest mutual funds in the Lipper Natural Resources category of funds, adjusted for the reinvestment of capital gains distributions and income dividends. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.

2 The S&P 500(R) Index is an unmanaged market capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.

3  Inception date: November 15, 1995.


10    CALL 1-800-766-FUND

RS PARTNERS FUND


For the 12-month period ended December 31, 2003, the RS Partners Fund was up 65.63%, and its benchmark, the Russell 2000(R) Value Index 1, was up 46.03%.

2003 was a good year for the stock market, with almost every sector of the market going up and the majority of stocks in the S&P 500(R) Index 3 reaching double-digit gains.

The Fund received positive contributions from every sector. Top performing segments included health care, materials, technology, and energy. We also saw positive performance in financial services, but lagged the benchmark in that area due to being underweight.

By midyear we had increased our exposure to the insurance industry and technology sector. Currently, we are weighted just above where we were a year ago in these areas.

Stocks that contributed to the Fund's performance included China Yuchai International Ltd., UnitedGlobalCom, Inc., Kindred Healthcare, Inc., Fording Canadian Coal Trust, Slocan Forest Products Ltd., Maxtor Corporation, Activision, Inc., Barr Laboratories, Inc., Allstream, Inc., and Falconbridge Ltd. Stocks that hurt the Fund's performance included Waterford Wedgwood PLC, PMA Capital Corporation, AFC Enterprises, Inc., Oiltec Resources Ltd., Aftermarket Technology Corporation, Valassis Communications, Inc., Quanex
Corporation, Intertape Polymer Group, Inc., Forest Oil Corp., and Take-Two Interactive Software, Inc.

FOR MORE INFORMATION, PLEASE ALSO SEE RS INVESTMENTS' "PERFORMANCE OVERVIEW AND MANAGER COMMENTARIES 2003" BOOKLET, WHICH IS NOT PART OF THE ANNUAL REPORT.


RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
If invested on 7/12/92

          EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

                               [GRAPHIC OMITTED]

                    RS Partners Fund          Russell 2000(R) Value Index 1
7/12/95                  $10,000                         $10,000
                         $10,190                         $10,532
12/95                    $10,390                         $10,839
                         $12,300                         $11,314
                         $13,640                         $11,777
                         $14,070                         $11,952
12/96                    $14,873                         $13,115
                         $14,975                         $13,122
                         $16,177                         $15,103
                         $18,173                         $17,049
12/96                    $17,561                         $17,336
                         $18,999                         $18,784
                         $17,146                         $18,105
                         $13,140                         $14,869
12/98                    $12,752                         $16,218
                         $12,365                         $14,646
                         $13,803                         $17,070
                         $13,206                         $15,735
12/99                    $13,228                         $15,976
                         $13,704                         $16,587
                         $14,456                         $16,911
                         $17,077                         $18,152
12/00                    $17,387                         $19,623
                         $18,570                         $19,814
                         $21,103                         $22,119
                         $17,962                         $19,170
12/01                    $20,295                         $22,375
                         $22,006                         $24,518
                         $21,742                         $23,998
                         $19,663                         $18,889
12/02                    $20,545                         $19,818
                         $21,075                         $18,812
                         $26,333                         $23,087
                         $29,111                         $24,870
12/03                    $34,029                         $28,940


PERFORMANCE UPDATE

                                                                                                    Total   Average Annual
                                                                  1-Year   5-Year Average    Return Since     Return Since
                                                            Total Return    Annual Return     Inception 2      Inception 2
  RS Partners Fund                                                65.63%           21.69%         240.28%           15.54%
  Russell 2000 Value Index                                        46.03%           12.28%         189.40%           13.36%
  S&P 500(R) Index 3                                              28.62%           -0.61%         127.33%           10.17%

   PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, AND PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Short-term performance may not be sustainable.

1 The Russell 2000(R) Value Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000(R) Index with lower price-to-book ratios and lower forecasted growth values. (The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.

2  Inception date: July 12, 1995.

3 The S&P 500(R) Index is an unmanaged market capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.


                                                     WWW.RSINVESTMENTS.COM    11

                       This page left blank intentionally.


12    CALL 1-800-766-FUND

FINANCIAL INFORMATION
YEAR ENDED DECEMBER 31, 2003

SCHEDULE OF INVESTMENTS - RS DIVERSIFIED GROWTH FUND

DECEMBER 31, 2003                    FOREIGN CURRENCY(11)   SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS -- 100.1%
ADVERTISING AGENCIES -- 1.6%
24/7 Real Media, Inc.(2)                                 6,000,000   $     8,040,000
ValueClick, Inc.                                         1,000,000         9,080,000
                                                                          17,120,000
AEROSPACE -- 0.6%
Orbital Sciences Corp.(2)                                  515,000         6,190,300
                                                                           6,190,300
AIR TRANSPORTATION -- 1.8%
Mesa Air Group, Inc.(2)                                    800,000        10,016,000
Pinnacle Airlines Corp.                                    675,000         9,375,750
                                                                          19,391,750
BANKS -- OUTSIDE NEW YORK CITY -- 0.6%
Cathay General Bancorp(1),(2)                              115,900         6,453,312
                                                                           6,453,312
BEVERAGE -- DISTILLERS -- 0.2%
Todhunter International, Inc.                              150,000         1,725,000
                                                                           1,725,000
BIOTECHNOLOGY RESEARCH & PRODUCTION -- 1.9%
Alexion Pharmaceuticals, Inc.                              369,150         6,282,933
Discovery Laboratories, Inc.(2)                            561,500         5,890,135
Nabi Biopharmaceuticals                                    651,000         8,274,210
                                                                          20,447,278
BUILDING MATERIALS -- 1.2%
Simpson Manufacturing Co., Inc.                            262,940        13,373,128
                                                                          13,373,128
CASINOS & GAMBLING -- 2.6%
Multimedia Games, Inc.(2)                                  262,500        10,788,750
Scientific Games Corp., Class A                          1,038,860        17,671,009
                                                                          28,459,759
CHEMICALS -- 0.5%
PolyOne Corp.(1)                                           853,400         5,453,226
                                                                           5,453,226
COAL -- 1.9%
CONSOL Energy, Inc.(1),(2)                                 430,500        11,149,950
Massey Energy Co.(1)                                       482,250        10,030,800
                                                                          21,180,750
COMMUNICATIONS TECHNOLOGY -- 3.8%
ADC Telecommunications, Inc.(2)                          3,867,250        11,485,733
Brocade Communications Systems,
  Inc                                                    1,252,250         7,238,005
Secure Computing Corp.                                     459,110         8,222,660
ViaSat, Inc.                                               374,680         7,171,375
Zhone Technologies, Inc.(2)                              1,456,900         7,197,086
                                                                          41,314,859
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 10.4%
Agile Software Corp.                                       700,550         6,935,445
Aspen Technology, Inc.(2)                                  485,350         4,979,691
BakBone Software, Inc.                             CAD   2,000,000         5,571,677
Digimarc Corp.(2)                                           16,420           218,386
Equinix, Inc.(2)                                           277,300         7,819,860

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
GRIC Communications, Inc.                                1,774,030   $     9,579,762
Internet Security Systems, Inc.                            591,420        11,136,439
Interwoven, Inc.                                           746,986         9,441,903
Kintera, Inc.(2)                                           336,900         4,177,560
Macromedia, Inc.                                           580,800        10,361,472
Magma Design Automation, Inc.(2)                           364,700         8,512,098
PEC Solutions, Inc.                                        325,000         5,508,750
Roxio, Inc.(2)                                           1,311,770         6,283,378
SafeNet, Inc.(2)                                           211,000         6,492,470
Sigma Designs, Inc.                                        214,000         1,611,420
SupportSoft, Inc.                                        1,075,760        14,146,244
                                                                         112,776,555
COMPUTER TECHNOLOGY -- 1.8%
Cray, Inc.                                                 592,550         5,884,022
Mobility Electronics, Inc.                                 883,790         7,901,966
SimpleTech, Inc.                                         1,037,500         6,235,375
                                                                          20,021,363
CONSTRUCTION -- 0.7%
Washington Group International, Inc.                       210,000         7,133,700
                                                                           7,133,700
CONSUMER ELECTRONICS -- 3.3%
Activision, Inc.                                           592,150        10,777,130
PLATO Learning, Inc.                                       890,100         9,390,555
United Online, Inc.(2)                                     955,785        16,047,630
                                                                          36,215,315
CONSUMER PRODUCTS -- 1.0%
Integrated Alarm Services Group, Inc.                      281,200         2,390,200
RC2 Corp.                                                  410,120         8,509,990
                                                                          10,900,190
COSMETICS -- 0.6%
Elizabeth Arden, Inc.                                      351,000         6,991,920
                                                                           6,991,920
DRUG & GROCERY STORE CHAINS -- 1.2%
Wild Oats Markets, Inc.(2)                               1,049,000        13,563,570
                                                                          13,563,570
DRUGS & PHARMACEUTICALS -- 5.7%
Access Pharmaceuticals, Inc.(2)                            143,500           751,940
Adolor Corp.                                               392,030         7,848,441
Aphton Corp.(2)                                            130,801           784,806
Bradley Pharmaceuticals, Inc.(2)                           361,350         9,189,130
Durect Corp.(2)                                          2,868,400         7,400,472
Flamel Technologies S.A., ADR(2),(3)                       313,600         8,401,344
Ligand Pharmaceuticals, Inc., Class B(2)                   556,300         8,172,047
Nektar Therapeutics                                        521,400         7,096,254
PRAECIS Pharmaceuticals, Inc.                              802,600         5,168,744
Shire Pharmaceuticals Group PLC,
  ADR(2),(3)                                               260,000         7,553,000
                                                                          62,366,178
EDUCATION SERVICES -- 0.8%
Education Management Corp.                                 269,460         8,364,038
                                                                           8,364,038

See notes to Schedule of Investments on page 36.

The accompanying notes are an integral part of these financial statements.

DECEMBER 31, 2003                    FOREIGN CURRENCY(11)   SHARES             VALUE
------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT & COMPONENTS -- 0.3%
General Cable Corp.                                        391,300   $     3,189,095
                                                                           3,189,095
ELECTRONICS -- 0.3%
HEI, Inc.                                                  937,570         3,047,102
                                                                           3,047,102
ELECTRONICS -- MEDICAL SYSTEMS -- 0.6%
EPIX Medical, Inc.                                         408,245         6,646,229
                                                                           6,646,229
ELECTRONICS -- SEMICONDUCTORS &
  COMPONENTS -- 3.5%
Bell Microproducts, Inc.                                 1,019,200         9,233,952
Bookham Technology PLC, ADR(2),(3)                       2,628,950         6,572,375
O2Micro International Ltd.                                 365,650         8,190,560
ON Semiconductor Corp.                                   1,200,000         7,740,000
Silicon Storage Technology, Inc.(2)                        619,980         6,819,780
                                                                          38,556,667
ENGINEERING & CONTRACTING SERVICES -- 0.1%
Quanta Services, Inc.(2)                                   214,916         1,568,887
                                                                           1,568,887
ENTERTAINMENT -- 0.8%
Speedway Motorsports, Inc.(1)                              301,140         8,708,969
                                                                           8,708,969
FINANCE COMPANIES -- 0.8%
Saxon Capital, Inc.                                        400,650         8,393,617
                                                                           8,393,617
FINANCIAL DATA PROCESSING SERVICES
  & SYSTEMS -- 1.6%
CheckFree Corp.(2)                                         298,150         8,243,847
eFunds Corp.                                               521,400         9,046,290
                                                                          17,290,137
FINANCIAL INFORMATION SERVICES -- 0.7%
HomeStore, Inc.                                          1,721,650         8,143,404
                                                                           8,143,404
FOODS -- 2.2%
CoolBrands International, Inc.                     CAD     480,000         6,295,995
Hain Celestial Group, Inc.                                 330,000         7,659,300
Interstate Bakeries Corp.(1)                               730,200        10,390,746
                                                                          24,346,041
FOREST PRODUCTS -- 0.9%
Boise Cascade Corp.(1)                                     291,500         9,578,690
                                                                           9,578,690
HEALTH CARE FACILITIES -- 3.5%
Beverly Enterprises, Inc.                                1,346,480        11,566,263
Kindred Healthcare, Inc.(2)                                205,900        10,702,682
Pharmaceutical Product
  Development, Inc.                                        352,050         9,494,789
United Surgical Partners
  International, Inc.(2)                                   173,900         5,822,172
                                                                          37,585,906
HEALTH CARE MANAGEMENT SERVICES -- 0.6%
Omnicell, Inc.                                             385,600         6,246,720
                                                                           6,246,720

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
HEALTH CARE SERVICES -- 3.1%
Accredo Health, Inc.                                       340,000   $    10,747,400
Apria Healthcare Group, Inc.(2)                            281,500         8,014,305
Inveresk Research Group, Inc.                              319,500         7,901,235
VistaCare, Inc., Class A                                   210,370         7,394,505
                                                                          34,057,445
INSURANCE -- PROPERTY & CASUALTY -- 1.6%
Endurance Specialty Holdings Ltd.(1)                       289,200         9,702,660
Infinity Property & Casualty Corp.(1)                      221,350         7,315,618
                                                                          17,018,278
MACHINERY -- CONSTRUCTION & HANDLING -- 0.4%
NACCO Industries, Inc., Class A(1)                          51,000         4,563,480
                                                                           4,563,480
MACHINERY -- OIL/WELL EQUIPMENT & SERVICES -- 3.6%
Cal Dive International, Inc.(2)                            342,800         8,264,908
Hanover Compressor Co.(2)                                  840,000         9,366,000
Key Energy Services, Inc.                                  600,000         6,186,000
Patterson-UTI Energy, Inc.                                 246,500         8,114,780
Superior Energy Services, Inc.                             831,480         7,815,912
                                                                          39,747,600
MANUFACTURED HOUSING -- 0.6%
Champion Enterprises, Inc.                                 901,640         6,311,480
                                                                           6,311,480
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 1.9%
Biosite, Inc.(2)                                           466,160        13,495,332
Cyberonics, Inc.                                           208,600         6,677,286
                                                                          20,172,618
METAL FABRICATING -- 2.1%
Commercial Metals Co.(1)                                   188,800         5,739,520
Maverick Tube Corp.                                        470,250         9,052,313
Quanex Corp.(1)                                            174,460         8,042,606
                                                                          22,834,439
METALS & MINERALS -- MISCELLANEOUS -- 1.0%
GrafTech International Ltd.                                801,890        10,825,515
                                                                          10,825,515
OIL -- CRUDE PRODUCERS -- 2.1%
Evergreen Resources, Inc.(2)                               286,130         9,302,086
Tom Brown, Inc.                                            218,400         7,043,400
Westport Resources Corp.                                   225,000         6,718,500
                                                                          23,063,986
POLLUTION CONTROL & ENVIRONMENTAL SERVICES -- 0.7%
Sunopta, Inc.(2)                                           856,700         7,907,341
                                                                           7,907,341
PRODUCTION TECHNOLOGY EQUIPMENT -- 1.0%
Credence Systems Corp.(2)                                  854,500        11,245,220
                                                                          11,245,220
RADIO & TV BROADCASTERS -- 1.7%
Gray Television, Inc.(1)                                   645,600         9,761,472
XM Satellite Radio Holdings, Inc.,
  Class A(2)                                               347,680         9,164,845
                                                                          18,926,317

                                See notes to Schedule of Investments on page 36.

     The accompanying notes are an integral part of these financial statements.

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 3.2%
American Financial Realty Trust(1)                         446,500   $     7,612,825
Friedman, Billings, Ramsey Group,
  Inc., Class A(1)                                         694,300        16,024,444
Impac Mortgage Holdings, Inc.(1)                           304,900         5,552,229
Redwood Trust, Inc.(1),(2)                                 108,980         5,541,633
                                                                          34,731,131
RECREATIONAL VEHICLES & BOATS -- 0.8%
Thor Industries, Inc.(1)                                   154,090         8,662,940
                                                                           8,662,940
RETAIL -- 5.0%
Charlotte Russe Holdings, Inc.                             768,290        10,648,499
Hot Topic, Inc.(2)                                         284,550         8,382,843
MarineMax, Inc.                                            231,400         4,496,102
Overstock.com, Inc.(2)                                     332,200         6,597,492
PC Mall, Inc.                                              576,170         9,305,145
Provide Commerce, Inc.(2)                                  547,950         8,312,402
The Bon-Ton Stores, Inc.(1)                                650,000         7,215,000
                                                                          54,957,483
SECURITIES BROKERAGE & SERVICES -- 1.0%
E*TRADE Financial Corp.                                    875,000        11,068,750
                                                                          11,068,750
SERVICES -- COMMERCIAL -- 0.8%
Raindance Communications, Inc.                           3,314,300         9,114,325
                                                                           9,114,325
SHIPPING -- 0.5%
Kirby Corp.                                                164,400         5,734,272
                                                                           5,734,272
SHOES -- 1.0%
The Timberland Co., Class A                                205,000        10,674,350
                                                                          10,674,350
STEEL -- 2.3%
AK Steel Holding Corp.                                   1,800,000         9,180,000
Oregon Steel Mills, Inc.                                   881,100         5,119,191
Steel Dynamics, Inc.                                       445,050        10,454,225
                                                                          24,753,416
TELECOMMUNICATIONS EQUIPMENT -- 0.6%
Tollgrade Communications, Inc.                             370,050         6,486,977
                                                                           6,486,977
TRANSPORTATION -- MISCELLANEOUS -- 0.7%
Laidlaw International, Inc.                                539,140         7,456,306
                                                                           7,456,306
TRUCKERS -- 3.2%
Heartland Express, Inc.(1)                                 360,000         8,708,400
Landstar System, Inc.                                      409,500        15,577,380
USF Corp.(1)                                               300,000        10,257,000
                                                                          34,542,780
UTILITIES -- GAS DISTRIBUTORS -- 0.7%
Southwestern Energy Co.                                    323,750         7,737,625
                                                                           7,737,625
UTILITIES -- TELECOMMUNICATIONS -- 1.8%
Nextel Partners, Inc., Class A(2)                          828,850   $    11,148,033
Qwest Communications International,
  Inc                                                    2,013,100         8,696,592
Startec Global Communications Corp.,
  Private Placement(4),(5)                                 275,000                 0
                                                                          19,844,625
WHOLESALERS -- 0.6%
LKQ Corp.                                                  337,550         6,059,023
                                                                           6,059,023
TOTAL COMMON STOCKS (Cost $935,909,263)                                1,091,241,377
CONVERTIBLE PREFERRED STOCKS -- 0.1%
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 0.1%
Molecular Diagnostics, Inc.(4)                             730,000           584,000
                                                                             584,000
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,190,000)                                                            584,000

                                                                               VALUE
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 17.5%
Institutional Money Market Trust(8)                                      181,194,100
BlackRock Liquidity Funds TempCash
  Portfolio(10)                                                            4,833,843
BlackRock Liquidity Funds TempFund
  Portfolio(10)                                                            4,833,843
TOTAL SHORT-TERM INVESTMENTS (Cost $190,861,786)                         190,861,786
TOTAL INVESTMENTS -- 117.7% (Cost $1,128,961,049)                      1,282,687,163
COLLATERAL ON SECURITIES LOANED,
  AT VALUE(8) -- (16.6%)                                                (181,194,100)
OTHER LIABILITIES, NET -- (1.1)%                                         (11,895,234)
TOTAL NET ASSETS -- 100.0%                                           $ 1,089,597,829

See notes to Schedule of Investments on page 36.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - RS EMERGING GROWTH FUND

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS -- 98.4%
ADVERTISING AGENCIES -- 0.9%
ValueClick, Inc.                                         1,524,600   $    13,843,368
                                                                          13,843,368
AEROSPACE -- 0.3%
MTC Technologies, Inc.                                     135,400         4,362,588
                                                                           4,362,588
AIR TRANSPORTATION -- 0.6%
Pinnacle Airlines Corp.(2)                                 687,400         9,547,986
                                                                           9,547,986
BANKS -- OUTSIDE NEW YORK CITY -- 2.9%
Boston Private Financial Holdings, Inc.(1)                 695,250        17,270,010
PrivateBancorp, Inc.(1),(2)                                221,850        10,098,612
Silicon Valley Bancshares                                  229,300         8,270,851
UCBH Holdings, Inc.(1),(2)                                 300,800        11,722,176
                                                                          47,361,649
BEVERAGE -- SOFT DRINKS -- 0.3%
Peet's Coffee & Tea, Inc.(2)                               299,700         5,217,777
                                                                           5,217,777
BIOTECHNOLOGY RESEARCH & PRODUCTION -- 5.2%
Alexion Pharmaceuticals, Inc.(2)                           601,850        10,243,487
Angiotech Pharmaceuticals, Inc.(2)                         215,400         9,908,400
BioReliance Corp.                                          118,200         5,652,324
Discovery Laboratories, Inc.(2)                            712,500         7,474,125
Exact Sciences Corp.(2)                                     90,750           918,390
Martek Biosciences Corp.                                   170,850        11,100,124
Nabi Biopharmaceuticals                                    873,650        11,104,092
Regeneration Technologies, Inc.                            610,100         6,686,696
Serologicals Corp.(2)                                      137,100         2,550,060
Telik, Inc.                                                582,600        13,405,626
Vicuron Pharmaceuticals, Inc.                              223,700         4,172,005
                                                                          83,215,329
CASINOS & GAMBLING -- 1.5%
Multimedia Games, Inc.(2)                                  250,000        10,275,000
Scientific Games Corp., Class A                            400,800         6,817,608
Station Casinos, Inc.(1)                                   209,100         6,404,733
                                                                          23,497,341
COMMERCIAL INFORMATION SERVICES -- 1.2%
Ask Jeeves, Inc.(2)                                      1,067,400        19,341,288
                                                                          19,341,288
COMMUNICATIONS TECHNOLOGY -- 6.2%
Alvarion Ltd.                                              528,800         6,107,640
Ditech Communications Corp.                                277,800         5,305,980
Finisar Corp.(2)                                         1,103,400         3,453,642
Ixia                                                       410,000         4,797,000
Packeteer, Inc.                                            398,600         6,768,228
Research In Motion Ltd.                                    366,100        24,466,463
Sonus Networks, Inc.                                       958,900         7,249,284
UTStarcom, Inc.(2)                                         433,400        16,066,138
Verisity Ltd.                                              503,400         6,418,350
WebEx Communications, Inc.(2)                              949,400        19,082,940
                                                                          99,715,665
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 13.5%
Agile Software Corp.                                       467,200   $     4,625,280
Altiris, Inc.(2)                                           600,500        21,906,240
Anteon International Corp.                                 680,500        24,532,025
Business Objects S.A., ADR(2),(3)                          514,100        17,823,847
Callidus Software, Inc.(2)                                  85,800         1,517,802
Chordiant Software, Inc.                                 1,038,800         5,661,460
Cognizant Technology Solutions Corp.(2)                    184,500         8,420,580
Dendrite International, Inc.(2)                            691,500        10,835,805
Informatica Corp.                                          249,000         2,564,700
iPass, Inc.                                                354,000         5,674,620
Macromedia, Inc.                                           516,900         9,221,496
Magma Design Automation, Inc.(2)                           833,200        19,446,888
Merge Technologies, Inc.                                   356,600         6,290,424
Micromuse, Inc.(2)                                         803,900         5,546,910
MicroStrategy, Inc., Class A(2)                            305,150        16,014,272
NetScreen Technologies, Inc.(2)                            510,700        12,639,825
Quest Software, Inc.                                       587,100         8,336,820
RADWARE Ltd.                                                75,700         2,062,825
Red Hat, Inc.                                              700,000        13,139,000
Retek, Inc.                                                904,200         8,390,976
Siebel Systems, Inc.                                       300,000         4,161,000
SRA International, Inc., Class A                           221,500         9,546,650
                                                                         218,359,445
COMPUTER TECHNOLOGY -- 2.4%
Emulex Corp.                                               359,200         9,583,456
M-Systems Flash Disk Pioneers Ltd.                       1,213,700        20,972,736
Mobility Electronics, Inc.                                 455,300         4,070,837
Sierra Wireless, Inc.(2)                                   300,000         4,614,000
                                                                          39,241,029
CONSUMER ELECTRONICS -- 4.3%
CNET Networks, Inc.                                      1,633,000        11,137,060
InfoSpace, Inc.(2)                                         913,700        21,060,785
NCI, Inc.                                                   30,600           245,718
Netflix, Inc.(2)                                           177,000         9,680,130
United Online, Inc.(2)                                     891,650        14,970,803
Yahoo! Inc.                                                258,410        11,672,380
                                                                          68,766,876
DRUGS & PHARMACEUTICALS -- 8.7%
Adolor Corp.                                               488,230         9,774,365
AtheroGenics, Inc.(2)                                      822,650        12,298,617
Atrix Laboratories, Inc.                                   404,900         9,733,796
Barr Laboratories, Inc.                                    230,950        17,771,603
ILEX Oncology, Inc.                                        233,100         4,953,375
Impax Laboratories, Inc.                                   229,800         3,306,822
Inspire Pharmaceuticals, Inc.                              428,600         6,068,976
K-V Pharmaceutical Co., Class A(2)                         444,050        11,323,275
Onyx Pharmaceuticals, Inc.(2)                              419,700        11,848,131
Penwest Pharmaceuticals Co.                                737,900        12,750,912
Salix Pharmaceuticals Ltd.                               1,025,700        23,252,619
The Medicines Co.                                          606,300        17,861,598
                                                                         140,944,089

                                See notes to Schedule of Investments on page 36.

      The accompanying notes are an integral part of these financial statements.

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
EDUCATION SERVICES -- 0.5%
Bright Horizons Family Solutions, Inc.                     182,100   $     7,648,200
                                                                           7,648,200
ELECTRICAL & ELECTRONICS -- 1.1%
Power Integrations, Inc.(2)                                551,700        18,459,882
                                                                          18,459,882
ELECTRONICS -- MEDICAL SYSTEMS -- 2.2%
EPIX Medical, Inc.                                         607,800         9,894,984
eResearch Technology, Inc.(2)                              665,850        16,925,907
Intuitive Surgical, Inc.                                   468,200         8,001,538
                                                                          34,822,429
ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 6 8%
Bookham Technology PLC, ADR (2),(3)                      2,505,000         6,262,500
ESS Technology, Inc.                                       300,000         5,103,000
Exar Corp.                                                 456,800         7,802,144
FormFactor, Inc.                                           338,650         6,705,270
Mindspeed Technologies, Inc.                             1,571,900        10,767,515
O2Micro International Ltd.(2)                            1,689,803        37,851,587
OmniVision Technologies, Inc.(2)                           145,300         8,027,825
Pixelworks, Inc.(2)                                         21,150           233,496
RF Micro Devices, Inc.(2)                                  300,000         3,015,000
Sigmatel, Inc.                                             419,500        10,353,260
Silicon Laboratories, Inc.                                  95,300         4,118,866
Superconductor Technologies, Inc.(2)                       520,500         2,904,390
Virage Logic Corp.                                         673,700         6,851,529
                                                                         109,996,382
ENTERTAINMENT -- 0.9%
Alliance Gaming Corp.                                      615,600        15,174,540
                                                                          15,174,540
FINANCE -- SMALL LOANS -- 0.3%
AmeriCredit Corp.(2)                                       292,700         4,662,711
                                                                           4,662,711
FINANCE COMPANIES -- 1.6%
Accredited Home Lenders Holding Co.                        281,400         8,610,840
CapitalSource, Inc.                                        221,700         4,806,456
Saxon Capital, Inc.                                        307,000         6,431,650
World Acceptance Corp.(2)                                  265,900         5,294,069
                                                                          25,143,015
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 1.1%
Carreker Corp.                                             205,700         2,881,857
CheckFree Corp.(2)                                         330,400         9,135,560
eSPEED, Inc., Class A                                      271,200         6,348,792
                                                                          18,366,209
FINANCIAL INFORMATION SERVICES -- 0.1%
HomeStore, Inc.                                            325,600         1,540,088
                                                                           1,540,088
FOODS -- 0.3%
Hain Celestial Group, Inc.                                 200,000         4,642,000
                                                                           4,642,000
HEALTH CARE FACILITIES -- 3.7%
American Healthways, Inc.(2)                               351,200         8,383,144
ICON Plc, ADR (2),(3)                                      169,150         7,374,940
Pharmaceutical Product Development,
  Inc.(2)                                                  270,800   $     7,303,476
Sunrise Senior Living, Inc.                                367,000        14,217,580
United Surgical Partners International,
  Inc.(2)                                                  649,500        21,745,260
                                                                          59,024,400
HEALTH CARE MANAGEMENT SERVICES -- 1.2%
AMERIGROUP Corp.(2)                                        121,600         5,186,240
Omnicell, Inc.                                             829,200        13,433,040
                                                                          18,619,280
HEALTH CARE SERVICES -- 2.1%
Accredo Health, Inc.                                       466,950        14,760,289
Inveresk Research Group, Inc.                              376,900         9,320,737
Odyssey Healthcare, Inc.(2)                                158,800         4,646,488
VistaCare, Inc., Class A                                   127,400         4,478,110
                                                                          33,205,624
HOTEL/MOTEL -- 0.2%
Four Seasons Hotels, Inc.(1),(2)                            74,400         3,805,560
                                                                           3,805,560
HOUSEHOLD FURNISHINGS -- 1.1%
Kirkland's, Inc.                                           373,400         6,594,244
Select Comfort Corp.                                       431,350        10,680,226
                                                                          17,274,470
INSURANCE -- PROPERTY & CASUALTY -- 0.6%
Infinity Property & Casualty Corp.(1)                      162,500         5,370,625
ProAssurance Corp.(2)                                      159,900         5,140,785
                                                                          10,511,410
INVESTMENT MANAGEMENT COMPANIES -- 0.4%
Affiliated Managers Group, Inc.(2)                         101,600         7,070,344
                                                                           7,070,344
LEISURE TIME -- 0.3%
Penn National Gaming, Inc.                                 198,900         4,590,612
                                                                           4,590,612
MACHINERY -- SPECIALTY -- 1.1%
Applied Films Corp.                                        299,800         9,899,396
Engineered Support Systems, Inc.(1)                        156,000         8,589,360
                                                                          18,488,756
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 4.2%
Advanced Neuromodulation Systems,
  Inc.(2)                                                  150,900         6,938,382
Align Technology, Inc.                                     375,450         6,202,434
Closure Medical Corp.                                      442,300        15,007,239
Gen-Probe, Inc.                                            200,000         7,294,000
I-Flow Corp.(2)                                            328,000         4,562,480
Kyphon, Inc.                                               400,000         9,932,000
Ventana Medical Systems, Inc.                              302,700        11,926,380
Wright Medical Group, Inc.                                 171,700         5,226,548
                                                                          67,089,463
MEDICAL SERVICES -- 0.4%
Covance, Inc.                                              250,000         6,700,000
                                                                           6,700,000

See notes to Schedule of Investments on page 36.

The accompanying notes are an integral part of these financial statements.

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
MISCELLANEOUS MATERIALS & COMMODITIES -- 0.4%
Ceradyne, Inc.(2)                                          194,100   $     6,611,046
                                                                           6,611,046
PRODUCTION TECHNOLOGY EQUIPMENT -- 3.4%
August Technology Corp.                                    667,650        12,384,908
Credence Systems Corp.(2)                                1,109,200        14,597,072
Photon Dynamics, Inc.                                      299,800        12,063,952
Ultratech, Inc.                                            540,300        15,868,611
                                                                          54,914,543
RADIO & TV BROADCASTERS -- 0.8%
XM Satellite Radio Holdings, Inc.,
  Class A(2)                                               520,000        13,707,200
                                                                          13,707,200
RESTAURANTS -- 0.8%
Chicago Pizza & Brewery, Inc.(2)                           180,800         2,697,536
RARE Hospitality International, Inc.(2)                    407,750         9,965,410
                                                                          12,662,946
RETAIL -- 6.8%
1-800-FLOWERS.COM, Inc., Class A                           793,900         8,780,534
Aeropostale, Inc.(2)                                       213,600         5,856,912
Amazon.com, Inc.                                           186,600         9,822,624
Bebe Stores, Inc.                                          192,700         5,008,273
Christopher & Banks Corp.(1)                               430,700         8,411,571
Cost Plus, Inc.                                            400,100        16,404,100
Pacific Sunwear of California, Inc.                        150,100         3,170,112
Priceline.com, Inc.(2)                                     456,500         8,171,350
Restoration Hardware, Inc.(2)                              383,000         1,819,250
The Sports Authority, Inc.                                 250,000         9,600,000
United Auto Group, Inc.(1)                                 440,400        13,784,520
Urban Outfitters, Inc.(2)                                  518,400        19,206,720
                                                                         110,035,966
SAVINGS & LOAN -- 0.9%
Franklin Bank Corp.                                        195,800         3,720,200
NetBank, Inc.(1),(2)                                       778,200        10,388,970
                                                                          14,109,170
SECURITIES BROKERAGE & SERVICES -- 1.1%
Ameritrade Holding Corp.                                 1,250,100        17,588,907
                                                                          17,588,907
SERVICES -- COMMERCIAL -- 3.5%
Autobytel, Inc.(2)                                         531,500         4,826,020
CoStar Group, Inc.(2)                                      277,700        11,574,536
eBay, Inc.                                                 247,300        15,973,107
Navigant Consulting, Inc.                                1,289,100        24,312,426
                                                                          56,686,089
SHOES -- 1.1%
Deckers Outdoor Corp.                                      139,100         2,851,550
K-Swiss, Inc., Class A(1)                                  300,000         7,218,000
Kenneth Cole Productions, Inc., Class A(1),(2)             259,400         7,626,360
                                                                          17,695,910
TELECOMMUNICATIONS EQUIPMENT -- 0.1%
California Amplifier, Inc.                                 100,000         1,407,000
                                                                           1,407,000
TEXTILE -- APPAREL MANUFACTURERS -- 0.8%
Guess?, Inc.                                               372,300   $     4,493,661
Oxford Industries, Inc.(1)                                 247,200         8,375,136
                                                                          12,868,797
TRUCKERS -- 0.5%
Forward Air Corp.                                          314,900         8,659,750
                                                                           8,659,750
TOTAL COMMON STOCKS (Cost $1,241,989,779)                              1,587,197,129

                                                          WARRANTS             VALUE
------------------------------------------------------------------------------------
WARRANTS -- 0.3%
SERVICES -- COMMERCIAL -- 0.3%
InterActive Corp., Strike 26.00,
  Expires 02/04/09(6)                                      110,612         4,723,133
                                                                           4,723,133
TOTAL WARRANTS (Cost $426,599)                                             4,723,133

                                                                               VALUE
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 18.7%
Institutional Money Market Trust(8)                                      270,631,670
BlackRock Liquidity Funds TempCash
  Portfolio(10)                                                           15,503,177
BlackRock Liquidity Funds TempFund
  Portfolio(10)                                                           15,503,177
TOTAL SHORT-TERM INVESTMENTS (Cost $301,638,024)                         301,638,024
TOTAL INVESTMENTS -- 117.4% (Cost $1,544,054,402)                      1,893,558,286
COLLATERAL ON SECURITIES LOANED, AT
  VALUE (8) -- (16.8%)                                                  (270,631,670)
OTHER LIABILITIES, NET -- (0.6)%                                          (9,627,205)
TOTAL NET ASSETS -- 100.0%                                           $ 1,613,299,411

                                See notes to Schedule of Investments on page 36.

      The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - THE INFORMATION AGE FUND(R)

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS -- 97.0%
ADVERTISING AGENCIES -- 1.4%
ValueClick, Inc.                                           363,600   $     3,301,488
                                                                           3,301,488
AEROSPACE -- 0.3%
MTC Technologies, Inc.                                      22,600           728,172
                                                                             728,172
COMMERCIAL INFORMATION SERVICES -- 1.8%
Ask Jeeves, Inc.(2)                                        242,700         4,397,724
                                                                           4,397,724
COMMUNICATIONS TECHNOLOGY -- 12.6%
Alvarion Ltd.                                              198,100         2,288,055
AudioCodes Ltd.                                            238,500         2,489,940
Brocade Communications Systems, Inc.                       393,300         2,273,274
Cisco Systems, Inc.                                         99,600         2,419,284
Ditech Communications Corp.                                132,200         2,525,020
Foundry Networks, Inc.                                     109,400         2,993,184
Nuance Communications, Inc.                                141,300         1,079,532
Packeteer, Inc.                                            173,100         2,939,238
UTStarcom, Inc.                                             33,400         1,238,138
Verisity Ltd.                                              150,100         1,913,775
WebEx Communications, Inc.(2)                              408,500         8,210,850
                                                                          30,370,290
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 27.9%
Agile Software Corp.                                       198,900         1,969,110
Altiris, Inc.                                              164,900         6,015,552
Anteon International Corp.                                  19,550           704,777
Business Objects S.A., ADR(3)                               58,000         2,010,860
Callidus Software, Inc.                                    112,650         1,992,779
Check Point Software Technologies Ltd.                     125,100         2,104,182
Chordiant Software, Inc.                                   538,500         2,934,825
Cognizant Technology Solutions Corp.                        51,500         2,350,460
Cognos, Inc.                                                51,200         1,567,744
Dendrite International, Inc.                                10,300           161,401
Digitas, Inc.                                              233,600         2,177,152
eCollege.com, Inc.(2)                                       36,000           664,560
Embarcadero Technologies, Inc.                               8,800           140,360
Interwoven, Inc.                                           223,025         2,819,036
iPass, Inc.                                                171,550         2,749,947
JDA Software Group, Inc.                                    36,600           604,266
Macromedia, Inc.                                           197,600         3,525,184
Macrovision Corp.                                            2,000            45,180
Magma Design Automation, Inc.(2)                           231,900         5,412,546
Manhattan Associates, Inc.                                  21,600           597,024
Micromuse, Inc.                                            972,900         6,713,010
MicroStrategy, Inc., Class A(2)                             64,400         3,379,712
NetScreen Technologies, Inc.(2)                            205,400         5,083,650
PEC Solutions, Inc.                                         68,700         1,164,465
Quest Software, Inc.                                       171,300         2,432,460
RADWARE Ltd.(2)                                             62,500         1,703,125
RealNetworks, Inc.                                         103,800           592,698
Retek, Inc.                                                253,200   $     2,349,696
SRA International, Inc., Class A                            36,000         1,551,600
Verint Systems, Inc.                                        93,200         2,102,592
                                                                          67,619,953
COMPUTER TECHNOLOGY -- 4.8%
Lexar Media, Inc.                                          139,300         2,427,999
M-Systems Flash Disk Pioneers Ltd.                         317,700         5,489,856
Trident Microsystems, Inc.                                 219,000         3,814,980
                                                                          11,732,835
CONSUMER ELECTRONICS -- 11.9%
CNET Networks, Inc.                                        311,900         2,127,158
DoubleClick, Inc.                                          424,600         4,339,412
InfoSpace, Inc.                                            128,100         2,952,705
Netflix, Inc.                                               79,400         4,342,386
SINA Corp.(2)                                               38,200         1,289,250
Take-Two Interactive Software, Inc.                         39,900         1,149,519
United Online, Inc.                                        219,650         3,687,923
Yahoo! Inc.                                                197,899         8,939,098
                                                                          28,827,451
ELECTRICAL & ELECTRONICS -- 1.2%
Power Integrations, Inc.                                    86,000         2,877,560
                                                                           2,877,560
ELECTRICAL EQUIPMENT & COMPONENTS -- 2.1%
Digital Theater Systems, Inc.                               73,350         1,811,012
Sonic Solutions(2)                                         208,300         3,186,990
                                                                           4,998,002
ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 12.5%
Bookham Technology PLC, ADR (2),(3)                      1,078,800         2,697,000
Exar Corp.                                                 142,700         2,437,316
FormFactor, Inc.                                            89,700         1,776,060
O2Micro International Ltd.                                 440,600         9,869,440
OmniVision Technologies, Inc.                               29,600         1,635,400
PLX Technology, Inc.                                       225,700         1,997,445
Sigmatel, Inc.                                              73,200         1,806,576
Superconductor Technologies, Inc.(2)                       493,100         2,751,498
Tessera Technologies, Inc.                                  53,200         1,000,692
Virage Logic Corp.                                         186,800         1,899,756
Xicor, Inc.                                                209,400         2,374,596
                                                                          30,245,779
ELECTRONICS -- TECHNOLOGY -- 1.2%
AU Optronics Corp., ADR(1),(2),(3)                         235,000         2,801,200
                                                                           2,801,200
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 0.3%
Portal Software, Inc.                                      126,000           847,980
                                                                             847,980
FINANCIAL INFORMATION SERVICES -- 0.9%
HomeStore, Inc.                                            482,700         2,283,171
                                                                           2,283,171
IDENTIFICATION CONTROL & FILTER DEVICES -- 1.0%
Asyst Technologies, Inc.(2)                                132,900         2,305,815
                                                                           2,305,815

See notes to Schedule of Investments on page 36.

The accompanying notes are an integral part of these financial statements.

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
PRODUCTION TECHNOLOGY EQUIPMENT -- 4.3%
August Technology Corp.                                    112,400   $     2,085,020
Credence Systems Corp.                                     410,400         5,400,864
Intevac, Inc.                                              124,100         1,751,051
Ultratech, Inc.                                             44,000         1,292,280
                                                                          10,529,215
RETAIL -- 3.3%
1-800-FLOWERS.COM, Inc., Class A                           210,400         2,327,024
Amazon.com, Inc.(2)                                         59,500         3,132,080
Priceline.com, Inc.(2)                                     135,800         2,430,820
                                                                           7,889,924
SAVINGS & LOAN -- 0.3%
NetBank, Inc.(1)                                            50,300           671,505
                                                                             671,505
SECURITIES BROKERAGE & SERVICES -- 1.3%
Ameritrade Holding Corp.                                   227,300         3,198,111
                                                                           3,198,111
SERVICES -- COMMERCIAL -- 6.9%
Ctrip.com International Ltd., ADR(3)                        11,300           384,313
eBay, Inc.                                                  49,600         3,203,664
ebookers PLC, ADR (2),(3)                                  135,500         1,985,075
Forrester Research, Inc.                                    97,300         1,738,751
Harris Interactive, Inc.                                   126,200         1,047,460
InterActiveCorp                                            163,622         5,551,694
Monster Worldwide, Inc.                                    123,400         2,709,864
                                                                          16,620,821
TELECOMMUNICATIONS EQUIPMENT -- 1.0%
Symmetricom, Inc.                                          335,600         2,443,168
                                                                           2,443,168
TOTAL COMMON STOCKS (Cost $183,179,377)                                  234,690,164

                                                          WARRANTS             VALUE
------------------------------------------------------------------------------------
WARRANTS-- 0.0%
COMMUNICATIONS TECHNOLOGY-- 0.0%
Novatel Wireless, Inc., Strike 18.00,
  Expires 12/20/05(4),(6)                                   33,247             8,452
                                                                               8,452

TOTAL WARRANTS (Cost $156,260)                                                 8,452

DECEMBER 31, 2003                                                              VALUE
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 18.9%
Institutional Money Market Trust(8)                                  $    37,889,400
BlackRock Liquidity Funds TempCash
  Portfolio(10)                                                            3,891,077
BlackRock Liquidity Funds TempFund
  Portfolio(10)                                                            3,891,077

TOTAL SHORT-TERM INVESTMENTS (Cost $45,671,554)                           45,671,554
TOTAL INVESTMENTS -- 115.9% (Cost $229,007,191)                          280,370,170
COLLATERAL ON SECURITIES LOANED,
  AT VALUE (8) -- (15.7%)                                                (37,889,400)
OTHER LIABILITIES, NET -- (0.2)%                                            (524,517)
TOTAL NET ASSETS -- 100.0%                                           $   241,956,253

                                See notes to Schedule of Investments on page 36.

      The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - RS INTERNET AGE FUND(TM)

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS -- 98.1%
ADVERTISING AGENCIES -- 1.4%
ValueClick, Inc.                                           190,100   $     1,726,108
                                                                           1,726,108
AEROSPACE -- 0.3%
MTC Technologies, Inc.                                      11,800           380,196
                                                                             380,196
COMMERCIAL INFORMATION SERVICES -- 1.9%
Ask Jeeves, Inc.(2)                                        130,800         2,370,096
                                                                           2,370,096
COMMUNICATIONS TECHNOLOGY -- 11.9%
Alvarion Ltd.                                              106,600         1,231,230
AudioCodes Ltd.                                            121,300         1,266,372
Brocade Communications Systems, Inc.                       212,300         1,227,094
Cisco Systems, Inc.                                         51,800         1,258,222
Ditech Communications Corp.                                 72,200         1,379,020
Foundry Networks, Inc.                                      58,500         1,600,560
Nuance Communications, Inc.                                 74,600           569,944
Packeteer, Inc.                                             91,700         1,557,066
Verisity Ltd.                                               79,400         1,012,350
WebEx Communications, Inc.(2)                              193,800         3,895,380
                                                                          14,997,238
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 27.8%
Agile Software Corp.                                       106,300         1,052,370
Altiris, Inc.                                               81,900         2,987,712
Anteon International Corp.                                  10,150           365,907
Business Objects S.A., ADR (2),(3)                          29,500         1,022,765
Callidus Software, Inc.                                     59,600         1,054,324
Check Point Software Technologies Ltd.                      62,500         1,051,250
Chordiant Software, Inc.                                   304,600         1,660,070
Cognizant Technology Solutions Corp.                        27,400         1,250,536
Cognos, Inc.(2)                                             26,800           820,616
Dendrite International, Inc.                                 5,600            87,752
Digitas, Inc.                                              108,100         1,007,492
eCollege.com, Inc.                                          19,600           361,816
Embarcadero Technologies, Inc.                               4,700            74,965
Interwoven, Inc.                                           117,175         1,481,092
iPass, Inc.                                                 92,350         1,480,371
Macromedia, Inc.                                           105,400         1,880,336
Macrovision Corp.                                            1,100            24,849
Magma Design Automation, Inc.(2)                           113,400         2,646,756
Manhattan Associates, Inc.                                  11,500           317,860
Micromuse, Inc.                                            521,500         3,598,350
MicroStrategy, Inc., Class A                                32,700         1,716,096
NetScreen Technologies, Inc.(2)                            108,800         2,692,800
PEC Solutions, Inc.                                         35,000           593,250
Quest Software, Inc.                                        91,300         1,296,460
RADWARE Ltd.                                                31,900           869,275
Retek, Inc.                                                127,900         1,186,912
SRA International, Inc., Class A                            29,300         1,262,830
Verint Systems, Inc.                                        49,700         1,121,232
                                                                          34,966,044
COMPUTER TECHNOLOGY -- 5.0%
Lexar Media, Inc.                                           73,100   $     1,274,133
M-Systems Flash Disk Pioneers Ltd.                         175,100         3,025,728
Trident Microsystems, Inc.                                 117,000         2,038,140
                                                                           6,338,001
CONSUMER ELECTRONICS -- 12.7%
CNET Networks, Inc.                                        168,100         1,146,442
DoubleClick, Inc.                                          231,700         2,367,974
InfoSpace, Inc.                                             94,200         2,171,310
Netflix, Inc.(2)                                            42,400         2,318,856
SINA Corp.(2)                                               20,600           695,250
Take-Two Interactive Software, Inc.                         21,800           628,058
United Online, Inc.                                        119,600         2,008,084
Yahoo! Inc.                                                102,290         4,620,439
                                                                          15,956,413
ELECTRICAL & ELECTRONICS -- 1.2%
Power Integrations, Inc.                                    44,600         1,492,316
                                                                           1,492,316
ELECTRICAL EQUIPMENT & COMPONENTS -- 2.1%
Digital Theater Systems, Inc.                               39,500           975,255
Sonic Solutions(2)                                         111,000         1,698,300
                                                                           2,673,555
ELECTRONICS-- SEMICONDUCTORS & COMPONENTS -- 12.9%
Bookham Technology PLC, ADR (2),(3)                        561,400         1,403,500
Exar Corp.                                                  72,300         1,234,884
FormFactor, Inc.                                            46,900           928,620
O2Micro International Ltd.                                 232,100         5,199,040
OmniVision Technologies, Inc.                               17,200           950,300
PLX Technology, Inc.                                       160,800         1,423,080
Sigmatel, Inc.                                              38,250           944,010
Superconductor Technologies, Inc.                          263,700         1,471,446
Tessera Technologies, Inc.                                  27,800           522,918
Virage Logic Corp.                                          97,200           988,524
Xicor, Inc.                                                105,600         1,197,504
                                                                          16,263,826
ELECTRONICS -- TECHNOLOGY -- 1.2%
AU Optronics Corp., ADR(1),(2),(3)                         126,000         1,501,920
                                                                           1,501,920
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS-- 0.2%
Portal Software, Inc.                                       40,460           272,296
                                                                             272,296
FINANCIAL INFORMATION SERVICES -- 0.9%
HomeStore, Inc.                                            255,000         1,206,150
                                                                           1,206,150
IDENTIFICATION CONTROL & FILTER DEVICES -- 1.0%
Asyst Technologies, Inc.                                    70,300         1,219,705
                                                                           1,219,705
PRODUCTION TECHNOLOGY EQUIPMENT -- 4.4%
August Technology Corp.                                     56,900         1,055,495
Credence Systems Corp.                                     215,300         2,833,348
Intevac, Inc.                                               66,000           931,260
Ultratech, Inc.                                             22,800           669,636
                                                                           5,489,739

See notes to Schedule of Investments on page 36.

The accompanying notes are an integral part of these financial statements.

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
RETAIL -- 3.3%
1-800-FLOWERS.COM, Inc., Class A                           113,300   $     1,253,098
Amazon.com, Inc.                                            30,900         1,626,576
Priceline.com, Inc.(2)                                      73,200         1,310,280
                                                                           4,189,954
SAVINGS & LOAN -- 0.3%
NetBank, Inc.(1)                                            33,600           448,560
                                                                             448,560
SECURITIES BROKERAGE & SERVICES -- 1.4%
Ameritrade Holding Corp.                                   122,400         1,722,168
                                                                           1,722,168
SERVICES -- COMMERCIAL -- 7.2%
Ctrip.com International Ltd., ADR(2),(3)                     6,000           204,060
eBay, Inc.                                                  30,000         1,937,700
ebookers PLC, ADR(2),(3)                                    78,600         1,151,490
Forrester Research, Inc.                                    53,100           948,897
Harris Interactive, Inc.                                    67,600           561,080
InterActiveCorp                                             84,605         2,870,648
Monster Worldwide, Inc.(2)                                  63,400         1,392,264
                                                                           9,066,139
TELECOMMUNICATIONS EQUIPMENT -- 1.0%
Symmetricom, Inc.                                          179,500         1,306,760
                                                                           1,306,760
TOTAL COMMON STOCKS (Cost $93,805,064)                                   123,587,184

                                                          WARRANTS             VALUE
------------------------------------------------------------------------------------
WARRANTS -- 0.0%
COMMUNICATIONS TECHNOLOGY -- 0.0%
Novatel Wireless, Inc., Strike 18.00,
  Expires 12/20/05(4),(6)                                   18,701             4,754
                                                                               4,754

TOTAL WARRANTS (Cost $87,896)                                                  4,754

                                                                               VALUE
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 17.8%
Institutional Money Market Trust(8)                                       22,320,700
BlackRock Liquidity Funds TempCash
  Portfolio(10)                                                               45,290
BlackRock Liquidity Funds TempFund
  Portfolio(10)                                                               45,290

TOTAL SHORT-TERM INVESTMENTS (Cost $22,411,280)                           22,411,280
TOTAL INVESTMENTS -- 115.9% (Cost $116,304,240)                          146,003,218
COLLATERAL ON SECURITIES LOANED,
  AT VALUE(8) -- (17.7%)                                                 (22,320,700)
OTHER ASSETS, NET -- 1.8%                                                  2,285,172
TOTAL NET ASSETS -- 100.0%                                           $   125,967,690

                                See notes to Schedule of Investments on page 36.

      The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - RS MIDCAP OPPORTUNITIES FUND

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS -- 91.0%
ALUMINUM -- 1.9%
Alcan, Inc.(1)                                              31,200   $     1,464,840
Alumina Ltd., ADR(1),(2),(3)                                62,310         1,249,315
                                                                           2,714,155
BIOTECHNOLOGY RESEARCH & PRODUCTION -- 2.2%
Celgene Corp.(2)                                            21,500           967,930
Cephalon, Inc.(2)                                           24,100         1,166,681
Chiron Corp.                                                17,750         1,011,572
                                                                           3,146,183
BUILDING MATERIALS -- 0.9%
Vulcan Materials Co.(1)                                     26,250         1,248,712
                                                                           1,248,712
CASINOS & GAMBLING -- 2.8%
International Game Technology(1)                            38,400         1,370,880
MGM Mirage, Inc.(1)                                         37,000         1,391,570
Station Casinos, Inc.(1)                                    39,500         1,209,885
                                                                           3,972,335
COAL -- 1.0%
Peabody Energy Corp.(1)                                     34,550         1,441,080
                                                                           1,441,080
COMMUNICATIONS TECHNOLOGY -- 6.8%
Comverse Technology, Inc.                                  102,500         1,802,975
Corning, Inc.                                              110,000         1,147,300
Foundry Networks, Inc.(2)                                   68,900         1,885,104
Secure Computing Corp.                                      70,850         1,268,923
Symbol Technologies, Inc.(1)                               134,800         2,276,772
UTStarcom, Inc.(2)                                          33,370         1,237,026
                                                                           9,618,100
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 7.7%
Acxiom Corp.                                                56,000         1,039,920
Business Objects S.A., ADR(2),(3)                           55,950         1,939,786
Cognizant Technology Solutions Corp.                        27,000         1,232,280
Cognos, Inc.                                                26,800           820,616
Infosys Technologies Ltd., ADR(1),(3)                       11,750         1,124,475
Novell, Inc.                                               179,650         1,889,918
Siebel Systems, Inc.                                       124,800         1,730,976
VERITAS Software Corp.                                      30,100         1,118,516
                                                                          10,896,487
COMPUTER TECHNOLOGY -- 1.9%
SanDisk Corp.                                               22,000         1,345,080
Unisys Corp.                                                92,600         1,375,110
                                                                           2,720,190
CONSUMER ELECTRONICS -- 1.5%
Harman International Industries, Inc.(1)                    15,600         1,154,088
VeriSign, Inc.                                              60,750           990,225
                                                                           2,144,313
COPPER -- 0.9%
Phelps Dodge Corp.                                          17,310         1,317,118
                                                                           1,317,118
DRUGS & PHARMACEUTICALS -- 5.0%
Medicis Pharmaceutical Corp., Class A(1),(2)                23,400   $     1,668,420
Shire Pharmaceuticals Group PLC, ADR(3)                     45,470         1,320,903
Taro Pharmaceutical Industries Ltd.                         21,850         1,409,325
Teva Pharmaceutical Industries Ltd.,
  ADR(1),(2),(3)                                            23,050         1,307,166
Watson Pharmaceuticals, Inc.                                28,550         1,313,300
                                                                           7,019,114
EDUCATION SERVICES -- 0.9%
Education Management Corp.                                  40,740         1,264,570
                                                                           1,264,570
ELECTRONICS -- 2.0%
Amphenol Corp., Class A                                     23,550         1,505,551
Sanmina-SCI Corp.                                          102,900         1,297,569
                                                                           2,803,120
ELECTRONICS-- INSTRUMENTS, GAUGES & METERS -- 1.1%
Tektronix, Inc.(1)                                          47,600         1,504,160
                                                                           1,504,160
ELECTRONICS-- SEMICONDUCTORS & COMPONENTS -- 2.0%
Broadcom Corp., Class A                                     26,250           894,862
Marvell Technology Group Ltd.(2)                            25,000           948,250
PMC-Sierra, Inc.(2)                                         50,000         1,007,500
                                                                           2,850,612
ENGINEERING & CONTRACTING SERVICES -- 0.7%
Jacobs Engineering Group, Inc.                              21,350         1,025,013
                                                                           1,025,013
FINANCE -- SMALL LOANS -- 1.0%
AmeriCredit Corp.(2)                                        92,200         1,468,746
                                                                           1,468,746
FINANCIAL -- MISCELLANEOUS -- 0.8%
Providian Financial Corp.                                   96,400         1,122,096
                                                                           1,122,096
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 1.2%
Alliance Data Systems Corp.                                 61,000         1,688,480
                                                                           1,688,480
HEALTH CARE FACILITIES -- 2.1%
DaVita, Inc.                                                29,100         1,134,900
Manor Care, Inc.(1)                                         51,600         1,783,812
                                                                           2,918,712
HEALTH CARE MANAGEMENT SERVICES -- 0.8%
IMS Health, Inc.(1)                                         43,700         1,086,382
                                                                           1,086,382
HEALTH CARE SERVICES -- 0.8%
Omnicare, Inc.(1)                                           28,700         1,159,193
                                                                           1,159,193
HOMEBUILDING -- 0.8%
D.R. Horton, Inc.(1)                                        26,950         1,165,857
                                                                           1,165,857
INSURANCE -- MULTI-LINE -- 0.8%
Unitrin, Inc.(1)                                            28,350         1,173,974
                                                                           1,173,974

See notes to Schedule of Investments on page 36.

The accompanying notes are an integral part of these financial statements.

DECEMBER 31, 2003                    FOREIGN CURRENCY(11)   SHARES             VALUE
------------------------------------------------------------------------------------
INSURANCE -- PROPERTY & CASUALTY -- 0.8%
The PMI Group, Inc.(1)                                      29,950   $     1,115,039
                                                                           1,115,039
MACHINERY -- ENGINES -- 0.8%
Cummins, Inc.(1)                                            23,700         1,159,878
                                                                           1,159,878
MACHINERY -- OIL/WELL EQUIPMENT & SERVICES -- 0.9%
Rowan Cos., Inc.                                            53,140         1,231,254
                                                                           1,231,254
MACHINERY -- SPECIALTY -- 1.3%
ASML Holding N.V., ADR(2),(3)                               89,200         1,788,460
                                                                           1,788,460
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 3.2%
Boston Scientific Corp.                                     48,300         1,775,508
Edwards Lifesciences Corp.                                  47,000         1,413,760
Zimmer Holdings, Inc.                                       18,000         1,267,200
                                                                           4,456,468
METALS & MINERALS -- MISCELLANEOUS -- 2.0%
Inco Ltd.                                                   34,470         1,372,595
Noranda, Inc.(1)                                   CAD      94,200         1,498,015
                                                                           2,870,610
MILLING -- FRUIT & GRAIN PROCESSING -- 0.7%
Archer-Daniels-Midland Co.(1)                               65,000           989,300
                                                                             989,300
OIL -- CRUDE PRODUCERS -- 1.8%
Apache Corp.(1)                                             14,650         1,188,115
Newfield Exploration Co.                                    29,250         1,302,795
                                                                           2,490,910
OIL -- INTEGRATED DOMESTIC -- 1.0%
Murphy Oil Corp.(1)                                         21,400         1,397,634
                                                                           1,397,634
PAINTS & COATINGS -- 0.9%
RPM International, Inc.(1)                                  77,500         1,275,650
                                                                           1,275,650
PRODUCTION TECHNOLOGY EQUIPMENT -- 1.9%
KLA-Tencor Corp.                                            16,950           994,457
Lam Research Corp.                                          51,300         1,656,990
                                                                           2,651,447
PUBLISHING -- NEWSPAPERS -- 1.0%
Belo Corp., Class A(1)                                      47,740         1,352,952
                                                                           1,352,952
RADIO & TV BROADCASTERS -- 1.8%
Sirius Satellite Radio, Inc.(2)                            440,600         1,392,296
Univision Communications, Inc., Class A                     29,750         1,180,778
                                                                           2,573,074
REAL ESTATE INVESTMENT TRUSTS -- 2.6%
Friedman, Billings, Ramsey Group, Inc.,
  Class A(1)                                               114,350         2,639,198
General Growth Properties, Inc.(1)                          34,500           957,375
                                                                           3,596,573

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
RENTAL & LEASING SERVICES-- COMMERCIAL-- 1.0%
Ryder System, Inc.(1)                                       40,000   $     1,366,000
                                                                           1,366,000
RETAIL -- 5.4%
Best Buy Co., Inc.(1)                                       31,840         1,663,322
Circuit City Stores, Inc.(1)                               135,820         1,375,857
Foot Locker, Inc.(1)                                        64,050         1,501,972
Staples, Inc.                                               45,000         1,228,500
Williams-Sonoma, Inc.                                       51,700         1,797,609
                                                                           7,567,260
SAVINGS & LOAN -- 3.7%
Independence Community Bank Corp.(1)                        32,000         1,151,040
IndyMac Bancorp, Inc.(1)                                    45,150         1,345,019
New York Community Bancorp, Inc.(1)                         32,000         1,217,600
Sovereign Bancorp, Inc.(1),(2)                              65,000         1,543,750
                                                                           5,257,409
SECURITIES BROKERAGE & SERVICES -- 1.0%
Ameritrade Holding Corp.                                   103,100         1,450,617
                                                                           1,450,617
SERVICES -- COMMERCIAL -- 2.2%
Allied Waste Industries, Inc.(2)                           132,250         1,835,630
The Corporate Executive Board Co.(2)                        27,000         1,260,090
                                                                           3,095,720
TELECOMMUNICATIONS EQUIPMENT -- 3.1%
American Tower Corp., Class A                               95,000         1,027,900
Crown Castle International Corp.(2)                        138,300         1,525,449
Polycom, Inc.                                               92,500         1,805,600
                                                                           4,358,949
TRANSPORTATION -- MISCELLANEOUS -- 1.3%
Sirva, Inc.(2)                                              95,000         1,856,300
                                                                           1,856,300
UTILITIES -- GAS DISTRIBUTORS -- 0.8%
Questar Corp.(1)                                            31,630         1,111,795
                                                                           1,111,795
UTILITIES -- GAS PIPELINES -- 1.8%
El Paso Corp.(1)                                           182,800         1,497,132
The Williams Cos., Inc.(1)                                 110,800         1,088,056
                                                                           2,585,188
UTILITIES -- TELECOMMUNICATIONS -- 2.4%
Nextel Partners, Inc., Class A                             141,050         1,897,123
Qwest Communications International, Inc.                   338,050         1,460,376
                                                                           3,357,499
TOTAL COMMON STOCKS (Cost $103,322,629)                                  128,424,688

                                See notes to Schedule of Investments on page 36.

      The accompanying notes are an integral part of these financial statements.

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 1.9%
COMMUNICATIONS TECHNOLOGY -- 0.9%
Lucent Technologies Capital Trust, Inc.(1)                   1,200   $     1,236,000
                                                                           1,236,000
INSURANCE -- PROPERTY & CASUALTY -- 0.3%
The PMI Group, Inc.(1)                                      15,000           386,100
                                                                             386,100
UTILITIES -- ELECTRICAL -- 0.7%
AES Trust III(1),(2)                                        23,200         1,003,400
                                                                           1,003,400
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,174,912)                       2,625,500

                                                               PAR             VALUE
------------------------------------------------------------------------------------
CONVERTIBLE BONDS -- 1.8%
AIR TRANSPORTATION -- 0.7%
AMR Corp., 144A, 4.25%, 09/23/23(1),(7)            $     1,000,000         1,023,750
                                                                           1,023,750
ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 0.4%
Advanced Micro Devices, Inc., 4.75%,
  02/01/22(1)                                              500,000           512,500
                                                                             512,500
TELECOMMUNICATIONS EQUIPMENT -- 0.7%
American Tower Corp., 6.25%,
  10/15/09(1)                                            1,000,000         1,010,000
                                                                           1,010,000
TOTAL CONVERTIBLE BONDS (Cost $2,337,936)                                  2,546,250
CORPORATE BONDS -- 1.3%
UTILITIES -- TELECOMMUNICATIONS -- 1.3%

WorldCom, Inc., 7.875%, 05/15/03(9)                      2,500,000           843,750
WorldCom, Inc., 8.250%, 05/15/31(9)                      3,000,000         1,012,500
                                                                           1,856,250

TOTAL CORPORATE BONDS (Cost $1,691,562)                                    1,856,250

DECEMBER 31, 2003                                                              VALUE
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 14.0%
Institutional Money Market Trust(8)                                  $    14,698,800
BlackRock Liquidity Funds TempCash
  Portfolio(10)                                                            2,538,009
BlackRock Liquidity Funds TempFund
  Portfolio(10)                                                            2,538,009

TOTAL SHORT-TERM INVESTMENTS (Cost $19,774,818)                           19,774,818
TOTAL INVESTMENTS -- 110.0% (Cost $129,301,857)                          155,227,506
COLLATERAL ON SECURITIES LOANED,
  AT VALUE(8) -- (10.4%)                                                 (14,698,800)
OTHER ASSETS, NET -- 0.4%                                                    618,135
TOTAL NET ASSETS -- 100.0%                                           $   141,146,841

See notes to Schedule of Investments on page 36.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - RS SMALLER COMPANY GROWTH FUND

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS -- 97.2%

ADVERTISING AGENCIES -- 1.5%
Modem Media, Inc.                                          131,500   $     1,074,355
ValueClick, Inc.                                           215,050         1,952,654
                                                                           3,027,009
AIR TRANSPORTATION -- 1.0%
Pinnacle Airlines Corp.                                    146,750         2,038,357
                                                                           2,038,357
AUTO PARTS -- AFTERMARKET -- 0.8%
TBC Corp.                                                   61,000         1,574,410
                                                                           1,574,410
BANKS -- OUTSIDE NEW YORK CITY -- 2.5%
First Community Bancorp(1)                                  49,600         1,792,544
Nara Bancorp, Inc.(1)                                       46,250         1,262,625
PrivateBancorp, Inc.(1)                                     41,600         1,893,632
                                                                           4,948,801
BEVERAGE -- SOFT DRINKS -- 0.8%
Peet's Coffee & Tea, Inc.                                   91,950         1,600,849
                                                                           1,600,849
BIOTECHNOLOGY RESEARCH & PRODUCTION -- 2.7%
Alexion Pharmaceuticals, Inc.                               83,700         1,424,574
Discovery Laboratories, Inc.                                89,500           938,855
Serologicals Corp.(2)                                       28,500           530,100
Telik, Inc.                                                 54,000         1,242,540
Vicuron Pharmaceuticals, Inc.                               64,600         1,204,790
                                                                           5,340,859
CASINOS & GAMBLING -- 2.8%
Multimedia Games, Inc.(2)                                   48,450         1,991,295
Scientific Games Corp., Class A                            214,100         3,641,841
                                                                           5,633,136
COMMUNICATIONS TECHNOLOGY -- 0.4%
Alvarion Ltd.                                               66,900           772,695
                                                                             772,695
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 11.2%
Altiris, Inc.                                               36,200         1,320,576
Citadel Security Software, Inc.                            417,600         1,586,880
Clicksoftware Co.                                          465,300         1,898,424
Digitas, Inc.                                              205,450         1,914,794
Embarcadero Technologies, Inc.                              97,000         1,547,150
Equinix, Inc.                                               59,800         1,686,360
Kintera, Inc.(2)                                            68,000           843,200
Lionbridge Technologies, Inc.                              190,800         1,833,588
Merge Technologies, Inc.                                    73,350         1,293,894
OPNET Technologies, Inc.                                    94,600         1,557,116
RADWARE Ltd.                                                55,100         1,501,475
Synplicity, Inc.                                           220,000         1,722,600
Tumbleweed Communications Corp.                            178,800         1,498,344
Zoran Corp.                                                129,000         2,243,310
                                                                          22,447,711
COMPUTER TECHNOLOGY -- 1.4%
Innovex, Inc.                                              193,400   $     1,630,362
Phoenix Technologies Ltd.                                  150,200         1,213,616
                                                                           2,843,978
CONSUMER ELECTRONICS -- 2.7%
CNET Networks, Inc.                                        217,000         1,479,940
InfoSpace, Inc.                                             77,200         1,779,460
United Online, Inc.                                        127,100         2,134,009
                                                                           5,393,409
DRUG & GROCERY STORE CHAINS -- 1.0%
Wild Oats Markets, Inc.                                    160,000         2,068,800
                                                                           2,068,800
DRUGS & PHARMACEUTICALS -- 5.0%
AtheroGenics, Inc.                                         104,100         1,556,295
Bradley Pharmaceuticals, Inc.(2)                            66,400         1,688,552
Durect Corp.(2)                                            518,500         1,337,730
Inspire Pharmaceuticals, Inc.                               83,200         1,178,112
Penwest Pharmaceuticals Co.(2)                              76,750         1,326,240
POZEN, Inc.(2)                                             104,300         1,063,860
Salix Pharmaceuticals Ltd.                                  83,710         1,897,706
                                                                          10,048,495
EDUCATION SERVICES -- 2.0%
Bright Horizons Family Solutions, Inc.                      40,900         1,717,800
Sylvan Learning Systems, Inc.                               80,300         2,311,837
                                                                           4,029,637
ELECTRICAL & ELECTRONICS -- 0.8%
Power Integrations, Inc.                                    46,800         1,565,928
                                                                           1,565,928
ELECTRONICS -- 0.3%
SRS Labs, Inc.                                              65,600           612,048
                                                                             612,048
ELECTRONICS -- MEDICAL SYSTEMS -- 2.5%
EPIX Medical, Inc.                                          89,600         1,458,688
Intuitive Surgical, Inc.                                   113,950         1,947,406
Tripath Imaging, Inc.                                      208,350         1,625,130
                                                                           5,031,224
ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 5.2%
ChipPAC, Inc., Class A                                     235,100         1,784,409
Exar Corp.                                                  88,700         1,514,996
LogicVision, Inc.                                          357,050         1,606,725
O2Micro International Ltd.                                  74,600         1,671,040
PLX Technology, Inc.                                       212,550         1,881,068
Xicor, Inc.                                                170,450         1,932,903
                                                                          10,391,141
ELECTRONICS -- TECHNOLOGY -- 0.5%
Essex Corp.                                                113,900         1,069,521
                                                                           1,069,521
ENTERTAINMENT -- 1.6%
Image Entertainment, Inc.                                  359,500         1,484,735
Movie Gallery, Inc.(1),(2)                                  95,100         1,776,468
                                                                           3,261,203

                                See notes to Schedule of Investments on page 36.

      The accompanying notes are an integral part of these financial statements.

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
FINANCE COMPANIES -- 2.0%
Saxon Capital, Inc.                                        107,400   $     2,250,030
World Acceptance Corp.                                      90,000         1,791,900
                                                                           4,041,930
FINANCIAL -- MISCELLANEOUS -- 0.9%
Marlin Business Services, Inc.                             105,800         1,840,920
                                                                           1,840,920
HEALTH CARE FACILITIES -- 1.3%
ICON Plc, ADR(3)                                            10,840           472,624
Kindred Healthcare, Inc.                                    40,000         2,079,200
                                                                           2,551,824
HEALTH CARE MANAGEMENT SERVICES -- 3.2%
American Medical Security Group, Inc.                      128,550         2,882,091
Per-Se Technologies, Inc.                                  118,400         1,806,784
Providence Service Corp.                                   109,950         1,778,991
                                                                           6,467,866
HEALTH CARE SERVICES -- 3.4%
Inveresk Research Group, Inc.                               86,200         2,131,726
LabOne, Inc.                                                85,500         2,776,185
Province Healthcare Co.                                    111,000         1,776,000
                                                                           6,683,911
HOUSEHOLD FURNISHINGS -- 1.1%
Kirkland's, Inc.                                           122,500         2,163,350
                                                                           2,163,350
IDENTIFICATION CONTROL & FILTER DEVICES -- 2.0%
Asyst Technologies, Inc.                                   125,400         2,175,690
Veeco Instruments, Inc.                                     62,800         1,770,960
                                                                           3,946,650
INSURANCE -- LIFE -- 1.1%
Scottish Re Group Ltd.(1)                                  102,400         2,127,872
                                                                           2,127,872
INSURANCE -- PROPERTY & CASUALTY -- 2.4%
Infinity Property & Casualty Corp.(1)                       91,650         3,029,032
ProAssurance Corp.                                          56,850         1,827,728
                                                                           4,856,760
LEISURE TIME -- 1.0%
K2, Inc.(2)                                                135,900         2,067,039
                                                                           2,067,039
MACHINERY -- INDUSTRIAL/SPECIALTY -- 0.4%
FSI International, Inc.                                    115,400           851,652
                                                                             851,652
MACHINERY -- OIL/WELL EQUIPMENT & SERVICES -- 2.5%
Cal Dive International, Inc.                                62,900         1,516,519
Oil States International, Inc.                             119,000         1,658,860
Superior Energy Services, Inc.                             199,400         1,874,360
                                                                           5,049,739
MACHINERY -- SPECIALTY -- 0.6%
Applied Films Corp.                                         35,820         1,182,776
                                                                           1,182,776
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 4.8%
Dade Behring Holdings, Inc.                                 38,500   $     1,375,990
I-Flow Corp. (2)                                            99,100         1,378,481
Laserscope(2)                                               80,650         1,257,334
North American Scientific, Inc.                            162,800         1,709,400
OrthoLogic Corp.                                           189,200         1,159,796
Thermogenesis Corp.                                        325,000         1,683,500
Ventana Medical Systems, Inc.                               25,350           998,790
                                                                           9,563,291
METAL FABRICATING -- 0.7%
Maverick Tube Corp.                                         73,300         1,411,025
                                                                           1,411,025
METALS & MINERALS -- MISCELLANEOUS -- 1.1%
GrafTech International Ltd.                                156,900         2,118,150
                                                                           2,118,150
OIL -- CRUDE PRODUCERS -- 1.7%
Grey Wolf, Inc.(2)                                         439,400         1,643,356
Unit Corp.                                                  73,600         1,733,280
                                                                           3,376,636
PRODUCTION TECHNOLOGY EQUIPMENT -- 2.8%
Genus, Inc.(2)                                             244,000         1,464,000
Intevac, Inc.                                              101,900         1,437,809
Mykrolis Corp.                                              92,300         1,484,184
Ultratech, Inc.                                             43,900         1,289,343
                                                                           5,675,336
RENTAL & LEASING SERVICES -- CONSUMER -- 1.2%
Aaron Rents, Inc.(1),(2)                                   115,800         2,331,054
                                                                           2,331,054
RESTAURANTS -- 2.3%
Buffalo Wild Wings, Inc.(2)                                 70,600         1,832,070
Chicago Pizza & Brewery, Inc.(2)                            59,900           893,708
RARE Hospitality International, Inc.                        80,000         1,955,200
                                                                           4,680,978
RETAIL -- 5.7%
Casual Male Retail Group, Inc.(2)                          355,200         2,465,088
Charlotte Russe Holdings, Inc.                             134,500         1,864,170
Collegiate Pacific, Inc.(1),(2)                            200,000         1,830,000
EZCorp., Inc.                                               98,100           833,850
Guitar Center, Inc.                                         84,700         2,759,526
Hot Topic, Inc.(2)                                          55,000         1,620,300
                                                                          11,372,934
SAVINGS & LOAN -- 1.5%
Franklin Bank Corp.                                         71,700         1,362,300
NetBank, Inc.(1)                                           124,000         1,655,400
                                                                           3,017,700
SERVICES -- COMMERCIAL -- 1.5%
Forrester Research, Inc.(2)                                 99,700         1,781,639
Regis Corp.(1)                                              32,250         1,274,520
                                                                           3,056,159

See notes to Schedule of Investments on page 36.

The accompanying notes are an integral part of these financial statements.

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
TEXTILE -- APPAREL MANUFACTURERS -- 2.6%
Ashworth, Inc.                                             215,750   $     1,741,102
Guess?, Inc.                                               119,000         1,436,330
Oxford Industries, Inc.(1)                                  57,360         1,943,357
                                                                           5,120,789
TRANSPORTATION -- MISCELLANEOUS -- 1.8%
Dynamex, Inc.                                              135,200         1,622,400
Vitran Corp., Inc., Class A(2)                             132,100         1,869,215
                                                                           3,491,615
TRUCKERS -- 0.9%
Forward Air Corp.                                           66,600         1,831,500
                                                                           1,831,500
TOTAL COMMON STOCKS (Cost $149,144,200)                                  194,578,667

                                                                               VALUE
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 15.1%
PNC Bank Money Market Account                                              1,044,090
Institutional Money Market Trust8                                         17,795,964
BlackRock Liquidity Funds TempCash
  Portfolio(10)                                                           11,328,885

TOTAL SHORT-TERM INVESTMENTS (Cost $30,168,939)                           30,168,939
TOTAL INVESTMENTS -- 112.3% (Cost $179,313,139)                           224,747,606
COLLATERAL ON SECURITIES LOANED,
 AT VALUE(8) -- (8.9%)                                                   (17,795,964)
OTHER LIABILITIES, NET -- (3.4)%                                          (6,804,308)
TOTAL NET ASSETS -- 100.0%                                           $   200,147,334

                                See notes to Schedule of Investments on page 36.

      The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - RS VALUE + GROWTH FUND

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS -- 96.3%

ADVERTISING AGENCIES -- 0.7%
Omnicom Group, Inc.(1)                                      19,200   $     1,676,736
                                                                           1,676,736
AIR TRANSPORTATION -- 0.7%
FedEx Corp.(1)                                              23,400         1,579,500
                                                                           1,579,500
ALUMINUM -- 2.4%
Alcan, Inc.(1)                                              51,170         2,402,431
Alcoa, Inc.(1)                                              77,000         2,926,000
                                                                           5,328,431
AUTOMOBILES -- 1.1%
Ford Motor Co.(1)                                          155,000         2,480,000
                                                                           2,480,000
BANKS -- NEW YORK CITY -- 1.0%
J.P. Morgan Chase & Co.(1)                                  63,000         2,313,990
                                                                           2,313,990
BIOTECHNOLOGY RESEARCH & PRODUCTION -- 2.3%
Biogen Idec, Inc.                                           42,800         1,574,184
Cephalon, Inc.                                              40,350         1,953,343
Chiron Corp.                                                30,350         1,729,647
                                                                           5,257,174
CASINOS & GAMBLING -- 2.2%
International Game Technology(1)                            73,600         2,627,520
MGM Mirage, Inc.(1)                                         60,900         2,290,449
                                                                           4,917,969
CHEMICALS -- 1.0%
The Dow Chemical Co.(1)                                     55,550         2,309,213
                                                                           2,309,213
COMMUNICATIONS & MEDIA -- 1.0%
Time Warner, Inc.                                          120,000         2,158,800
                                                                           2,158,800
COMMUNICATIONS TECHNOLOGY -- 5.8%
Cisco Systems, Inc.                                         90,000         2,186,100
Comverse Technology, Inc.                                  175,000         3,078,250
Corning, Inc.                                              200,000         2,086,000
Motorola, Inc.(1)                                          126,900         1,785,483
Symbol Technologies, Inc.(1)                               233,600         3,945,504
                                                                          13,081,337
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 9.5%
Business Objects S.A., ADR(3)                              118,350         4,103,194
Cognizant Technology Solutions Corp.                        47,250         2,156,490
Cognos, Inc.                                                50,250         1,538,655
Infosys Technologies Ltd., ADR(1),(3)                       19,550         1,870,935
Microsoft Corp.(1)                                         129,700         3,571,938
Novell, Inc.                                               302,090         3,177,987
Siebel Systems, Inc.                                       209,850         2,910,620
VERITAS Software Corp.                                      52,800         1,962,048
                                                                          21,291,867
COMPUTER TECHNOLOGY -- 4.0%
Dell, Inc.                                                  55,000   $     1,867,800
EMC Corp.                                                  189,300         2,445,756
SanDisk Corp.                                               35,000         2,139,900
Unisys Corp.                                               165,300         2,454,705
                                                                           8,908,161
CONSUMER ELECTRONICS -- 2.6%
Harman International Industries, Inc.(1)                    26,500         1,960,470
VeriSign, Inc.                                             100,000         1,630,000
Yahoo! Inc.                                                 50,664         2,288,493
                                                                           5,878,963
DRUG & GROCERY STORE CHAINS -- 0.7%
Walgreen Co.(1)                                             46,000         1,673,480
                                                                           1,673,480
DRUGS & PHARMACEUTICALS -- 3.1%
Bristol-Myers Squibb Co.(1)                                 85,000         2,431,000
Teva Pharmaceutical Industries Ltd., ADR(1),(3)             42,250         2,395,997
Watson Pharmaceuticals, Inc.                                47,350         2,178,100
                                                                           7,005,097
ELECTRONICS -- 2.1%
Amphenol Corp., Class A                                     39,500         2,525,235
Sanmina-SCI Corp.                                          168,900         2,129,829
                                                                           4,655,064
ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 3.6%
Broadcom Corp., Class A                                     43,500         1,482,915
Infineon Technologies AG, ADR(3)                           117,100         1,605,441
Intel Corp.(1)                                              58,300         1,877,260
Marvell Technology Group Ltd.                               42,000         1,593,060
PMC-Sierra, Inc.                                            80,000         1,612,000
                                                                           8,170,676
ENGINEERING & CONTRACTING SERVICES-- 0.8%
Jacobs Engineering Group, Inc.                              39,800         1,910,798
                                                                           1,910,798
FINANCIAL -- MISCELLANEOUS -- 0.9%
Providian Financial Corp.                                  166,500         1,938,060
                                                                           1,938,060
FINANCIAL DATA PROCESSING SERVICES &
 SYSTEMS -- 0.9%
Paychex, Inc.(1)                                            51,750         1,925,100
                                                                           1,925,100
HEALTH CARE FACILITIES -- 1.2%
Manor Care, Inc.(1)                                         75,900         2,623,863
                                                                           2,623,863
HEALTH CARE MANAGEMENT SERVICES -- 0.8%
UnitedHealth Group, Inc.(1)                                 31,000         1,803,580
                                                                           1,803,580
HEALTH CARE SERVICES -- 0.9%
Omnicare, Inc.(1)                                           48,200         1,946,798
                                                                           1,946,798
HOMEBUILDING -- 0.9%
D.R. Horton, Inc.(1)                                        45,100         1,951,026
                                                                           1,951,026

See notes to Schedule of Investments on page 36.

The accompanying notes are an integral part of these financial statements.

DECEMBER 31, 2003                    FOREIGN CURRENCY(11)   SHARES             VALUE
------------------------------------------------------------------------------------
IDENTIFICATION CONTROL & FILTER DEVICES -- 0.8%
Agilent Technologies, Inc.                                  58,900   $     1,722,236
                                                                           1,722,236
INSURANCE -- MULTI-LINE -- 0.9%
Unitrin, Inc.(1)                                            47,850         1,981,468
                                                                           1,981,468
JEWELRY, WATCHES & GEMSTONES -- 1.1%
Tiffany & Co.(1)                                            52,700         2,382,040
                                                                           2,382,040
MACHINERY -- OIL/WELL EQUIPMENT & SERVICES -- 1.0%
Rowan Cos., Inc.                                            94,020         2,178,443
                                                                           2,178,443
MACHINERY -- SPECIALTY -- 1.3%
ASML Holding N.V., ADR(3)                                  147,550         2,958,378
                                                                           2,958,378
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 7.3%
Biomet, Inc.(1)                                             72,400         2,636,084
Boston Scientific Corp.                                    126,300         4,642,788
Edwards Lifesciences Corp.                                  77,000         2,316,160
Guidant Corp.(1)                                            32,550         1,959,510
Stryker Corp.(1)                                            29,300         2,490,793
Zimmer Holdings, Inc.                                       32,450         2,284,480
                                                                          16,329,815
METALS & MINERALS -- MISCELLANEOUS -- 2.2%
Inco Ltd.                                                   59,240         2,358,937
Noranda, Inc.(1)                                   CAD     157,800         2,509,414
                                                                           4,868,351
MULTI-SECTOR COMPANIES -- 1.9%
3M Co.(1)                                                   27,000         2,295,810
Tyco International Ltd.(1)                                  74,400         1,971,600
                                                                           4,267,410
OIL -- CRUDE PRODUCERS -- 1.6%
Apache Corp.(1)                                             24,100         1,954,510
EnCana Corp.(1)                                             41,100         1,620,984
                                                                           3,575,494
OIL -- INTEGRATED DOMESTIC -- 1.2%
Murphy Oil Corp.(1)                                         39,600         2,586,276
                                                                           2,586,276
OIL -- INTEGRATED INTERNATIONAL -- 1.2%
BP PLC, ADR1,(3)                                            55,000         2,714,250
                                                                           2,714,250
PRODUCTION TECHNOLOGY EQUIPMENT -- 3.3%
Applied Materials, Inc.                                    135,000         3,030,750
KLA-Tencor Corp.                                            31,100         1,824,637
Lam Research Corp.                                          78,200         2,525,860
                                                                           7,381,247
RADIO & TV BROADCASTERS -- 2.0%
Hughes Electronics Corp.                                   108,664         1,798,389
The News Corp. Ltd., ADR(1),(3)                             12,153           367,629
Univision Communications, Inc., Class A                     56,525         2,243,477
                                                                           4,409,495

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 2.7%
Friedman, Billings, Ramsey Group, Inc.,
  Class A(1)                                               188,250   $     4,344,810
General Growth Properties, Inc.(1)                          62,400         1,731,600
                                                                           6,076,410
RETAIL -- 5.0%
Best Buy Co., Inc.(1)                                       57,950         3,027,308
Foot Locker, Inc.(1)                                       106,300         2,492,735
Staples, Inc.                                               90,000         2,457,000
Williams-Sonoma, Inc.                                       92,800         3,226,656
                                                                          11,203,699
SECURITIES BROKERAGE & SERVICES -- 1.1%
Ameritrade Holding Corp.                                   168,480         2,370,514
                                                                           2,370,514
SERVICES -- COMMERCIAL -- 1.6%
Allied Waste Industries, Inc.                              250,000         3,470,000
                                                                           3,470,000
STEEL -- 3.0%
Nucor Corp.(1)                                              37,500         2,100,000
United States Steel Corp.(1)                               129,090         4,520,732
                                                                           6,620,732
TELECOMMUNICATIONS EQUIPMENT -- 1.0%
Nokia Oyj, ADR(1),(3)                                      135,470         2,302,990
                                                                           2,302,990
TRANSPORTATION -- MISCELLANEOUS -- 1.4%
Sirva, Inc.                                                157,000         3,067,780
                                                                           3,067,780
UTILITIES -- GAS DISTRIBUTORS -- 0.9%
Questar Corp.(1)                                            57,500         2,021,125
                                                                           2,021,125
UTILITIES -- GAS PIPELINES -- 0.7%
The Williams Cos., Inc.(1)                                 150,000         1,473,000
                                                                           1,473,000
UTILITIES -- TELECOMMUNICATIONS -- 2.9%
MCI, Inc.                                                   75,000         1,766,250
Nextel Partners, Inc., Class A                             182,750         2,457,988
Qwest Communications International, Inc.                   543,900         2,349,648
                                                                           6,573,886
TOTAL COMMON STOCKS (Cost $175,124,233)                                  215,320,722

                                                                               VALUE
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.4%
BlackRock Liquidity Funds TempCash
  Portfolio(10)                                                            6,095,240
BlackRock Liquidity Funds TempFund
  Portfolio(10)                                                            6,095,239

TOTAL SHORT-TERM INVESTMENTS (Cost $12,190,479)                           12,190,479
TOTAL INVESTMENTS -- 101.7% (Cost $187,314,712)                          227,511,201
OTHER LIABILITIES, NET -- (1.7)%                                          (3,784,988)
TOTAL NET ASSETS -- 100.0%                                           $   223,726,213

                                See notes to Schedule of Investments on page 36.

      The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - RS CONTRARIAN VALUE FUND

DECEMBER 31, 2003                    FOREIGN CURRENCY(11)   SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS -- 82.5%
AUTO PARTS -- ORIGINAL EQUIPMENT -- 1.0%
Magna International, Inc., Class A(1)                       45,400   $     3,634,270
                                                                           3,634,270
COAL -- 2.2%
Peabody Energy Corp.(1)                                    193,850         8,085,483
                                                                           8,085,483
COMMUNICATIONS TECHNOLOGY -- 1.4%
3Com Corp.                                                 650,200         5,312,134
                                                                           5,312,134
COMPUTER TECHNOLOGY -- 1.5%
Seagate Technology(1)                                      290,000         5,481,000
                                                                           5,481,000
DRUG & GROCERY STORE CHAINS -- 2.4%
SUPERVALU, Inc.(1)                                         320,000         9,148,800
                                                                           9,148,800
DRUGS & PHARMACEUTICALS -- 4.2%
AmerisourceBergen Corp.(1)                                  82,000         4,604,300
Barr Laboratories, Inc.                                     82,100         6,317,595
Elan Corp. PLC, ADR(3)                                     673,100         4,637,659
                                                                          15,559,554
FERTILIZERS -- 2.3%
Potash Corp. of Saskatchewan, Inc.(1)                       99,600         8,613,408
                                                                           8,613,408
FINANCIAL DATA PROCESSING SERVICES &
 SYSTEMS -- 1.6%
SunGard Data Systems, Inc.                                 215,000         5,957,650
                                                                           5,957,650
FOODS -- 2.7%
Bunge Ltd.(1)                                              312,200        10,277,624
                                                                          10,277,624
FOREST PRODUCTS -- 1.5%
Canfor Corp.(1)                                    CAD     632,200         5,513,557
                                                                           5,513,557
GOLD -- 7.2%
Barrick Gold Corp.(1)                                      515,000        11,695,650
Placer Dome, Inc.(1)                               CAD     857,000        15,365,982
                                                                          27,061,632
HEALTH CARE FACILITIES -- 1.5%
Renal Care Group, Inc.                                     139,000         5,726,800
                                                                           5,726,800
HEALTH CARE SERVICES -- 5.5%
Anthem, Inc.                                               102,000         7,650,000
Apria Healthcare Group, Inc.                               238,700         6,795,789
Omnicare, Inc.(1)                                          149,000         6,018,110
                                                                          20,463,899
HOUSEHOLD FURNISHINGS -- 1.2%
Mohawk Industries, Inc.                                     65,000         4,585,100
                                                                           4,585,100
INSURANCE -- MULTI-LINE -- 1.3%
CIGNA Corp.(1)                                              86,200   $     4,956,500
                                                                           4,956,500
INSURANCE -- PROPERTY & CASUALTY -- 8.8%
Endurance Specialty Holdings Ltd.(1)                       374,000        12,547,700
Erie Indemnity Co., Class A(1)                             113,000         4,788,940
The Chubb Corp.(1)                                          40,000         2,724,000
Travelers Property Casualty Corp., Class A(1)              571,000         9,581,380
W.R. Berkley Corp.(1)                                       88,150         3,080,843
                                                                          32,722,863
METALS & MINERALS-- MISCELLANEOUS-- 3.8%
African Minerals Ltd.(4),(5)                               698,422         3,492,110
Inco Ltd.                                          CAD     250,400        10,008,249
Sherritt International Corp.                       CAD     144,600           794,475
                                                                          14,294,834
MULTI-SECTOR COMPANIES -- 4.9%
Brascan Corp., Class A(1)                          CAD     409,000        12,574,633
Johnson Controls, Inc.(1)                                   51,000         5,922,120
                                                                          18,496,753
OIL -- CRUDE PRODUCERS -- 5.2%
Anadarko Petroleum Corp.(1)                                125,000         6,376,250
Penn West Petroleum Ltd.(1)                        CAD      92,000         3,429,398
Pioneer Natural Resources Co.                              305,000         9,738,650
                                                                          19,544,298
OIL -- INTEGRATED INTERNATIONAL -- 2.6%
Total S.A., ADR(1),(3)                                     105,000         9,713,550
                                                                           9,713,550
PAPER -- 0.7%
Abitibi-Consolidated, Inc.(1)                      CAD     309,500         2,483,664
                                                                           2,483,664
PUBLISHING -- MISCELLANEOUS -- 2.2%
Pearson PLC(1)                                     GBP     755,000         8,406,760
                                                                           8,406,760
REAL ESTATE -- 0.5%
MI Developments, Inc., Class A                              62,500         1,745,000
                                                                           1,745,000
RESTAURANTS -- 2.7%
Darden Restaurants, Inc.(1)                                327,000         6,880,080
Yum! Brands, Inc.                                           90,000         3,096,000
                                                                           9,976,080
SERVICES -- COMMERCIAL -- 1.6%
The ServiceMaster Co.(1)                                   523,800         6,102,270
                                                                           6,102,270
TELECOMMUNICATIONS EQUIPMENT -- 0.8%
Telus Corp.(1)                                     CAD     150,000         3,012,188
                                                                           3,012,188
TEXTILE -- APPAREL MANUFACTURERS -- 3.6%
Jones Apparel Group, Inc.(1)                               195,400         6,883,942
Liz Claiborne, Inc.(1)                                     182,800         6,482,088
                                                                          13,366,030

See notes to Schedule of Investments on page 36.

The accompanying notes are an integral part of these financial statements.

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
UTILITIES -- CABLE TV & RADIO -- 3.0%
UnitedGlobalCom, Inc., Class A                           1,310,000   $    11,108,800
                                                                          11,108,800
UTILITIES -- TELECOMMUNICATIONS -- 4.6%
AT&T Corp.(1)                                              408,000         8,282,400
MCI, Inc.                                                  372,000         8,760,600
                                                                          17,043,000

TOTAL COMMON STOCKS (Cost $263,392,492)                                  308,393,501

                                                                           VALUE
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 17.6%
PNC Bank Money Market Account                                             27,261,147
BlackRock Liquidity Funds TempCash
  Portfolio(10)                                                           19,278,857
BlackRock Liquidity Funds TempFund
  Portfolio(10)                                                           19,278,857

TOTAL SHORT-TERM INVESTMENTS (Cost $65,818,861)                           65,818,861
TOTAL INVESTMENTS -- 100.1% (Cost $329,211,353)                          374,212,362
OTHER LIABILITIES, NET -- (0.1)%                                            (421,331)

TOTAL NET ASSETS -- 100.0%                                           $   373,791,031

                                See notes to Schedule of Investments on page 36.

      The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - RS GLOBAL NATURAL RESOURCES FUND

DECEMBER 31, 2003                    FOREIGN CURRENCY(11)   SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS -- 83.5%

AGRICULTURE, FISHING & RANCHING -- 1.5%
Agrium, Inc.(1)                                    CAD     133,400   $     2,208,107
                                                                           2,208,107
COAL -- 4.4%
Fording Canadian Coal Trust(1)                     CAD     120,200         4,278,739
Peabody Energy Corp.(1)                                     48,100         2,006,251
                                                                           6,284,990
ENERGY -- MISCELLANEOUS -- 2.0%
Precision Drilling Corp.                                    66,000         2,882,880
                                                                           2,882,880
FERTILIZERS -- 1.6%
Potash Corp. of Saskatchewan, Inc.(1)                       25,900         2,239,832
                                                                           2,239,832
FOODS -- 2.7%
Bunge Ltd.(1)                                              118,200         3,891,144
                                                                           3,891,144
FOREST PRODUCTS -- 6.5%
Canfor Corp.(1)                                    CAD     401,800         3,504,187
Sino-Forest Corp., Class A                         CAD     263,000         1,050,168
Slocan Forest Products Ltd.                        CAD     408,000         4,647,522
                                                                           9,201,877
GOLD -- 10.6%
Barrick Gold Corp.(1)                                      131,000         2,975,010
Newmont Mining Corp.(1)                                     71,000         3,451,310
Northgate Exploration Ltd.                         CAD   1,900,000         3,925,711
Placer Dome, Inc.(1)                               CAD     263,000         4,715,581
                                                                          15,067,612
MACHINERY -- AGRICULTURAL -- 0.6%
AGCO Corp.                                                  42,000           845,880
                                                                             845,880
METALS & MINERALS -- MISCELLANEOUS -- 15.6%
African Minerals Ltd.(4),(5)                               203,624         1,018,120
Aur Resources, Inc.                                CAD     474,000         2,475,914
Cleveland-Cliffs, Inc.                                      72,800         3,709,160
Falconbridge Ltd.(1)                               CAD     137,500         3,336,816
Inco Ltd.                                          CAD      98,000         3,916,966
Noranda, Inc.(1)                                   CAD     113,000         1,796,982
Northern Orion Resources, Inc.                     CAD     504,000         1,201,254
Sherritt International Corp.                       CAD     871,000         4,785,529
                                                                          22,240,741
MULTI-SECTOR COMPANIES -- 2.9%
Brascan Corp., Class A(1)                          CAD     136,000         4,181,296
                                                                           4,181,296
OIL -- CRUDE PRODUCERS -- 20.4%
Anadarko Petroleum Corp.(1)                                 54,000         2,754,540
Compton Petroleum Corp.                            CAD     760,000         3,528,729
Forest Oil Corp.                                            92,800         2,651,296
Oiltec Resources Ltd.                              CAD   1,730,000         1,660,050
Penn West Petroleum Ltd.(1)                        CAD      97,000         3,615,779
Progress Energy Ltd.                               CAD     248,900         2,393,177
Pioneer Natural Resources Co.                               88,000   $     2,809,840
Resolute Energy, Inc.                              CAD     945,000         2,362,043
Talisman Energy, Inc.(1)                           CAD      38,000         2,161,934
The Meridian Resource Corp.                                270,800         1,608,552
Tom Brown, Inc.                                            106,700         3,441,075
                                                                          28,987,015
OIL -- INTEGRATED DOMESTIC -- 3.0%
Occidental Petroleum Corp.(1)                              100,000         4,224,000
                                                                           4,224,000
OIL -- INTEGRATED INTERNATIONAL -- 6.8%
Paramount Resources Ltd.                           CAD     227,100         1,836,483
Total S.A., ADR(1),(3)                                      38,000         3,515,380
Unocal Corp.(1)                                            118,000         4,345,940
                                                                           9,697,803
PAPER -- 1.4%
SFK Pulp Fund(1)                                   CAD     333,800         1,963,150
                                                                           1,963,150
RAILROADS -- 3.5%
Canadian National Railway Co.(1)                            49,000         3,100,720
Canadian National Railway Co.(1)                   CAD      30,000         1,903,656
                                                                           5,004,376
TOTAL COMMON STOCKS (Cost $99,326,690)                                   118,920,703

                                                                           VALUE
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 16.4%
PNC Bank Money Market Account                                              9,566,946
BlackRock Liquidity Funds TempCash
  Portfolio(10)                                                            6,889,754
BlackRock Liquidity Funds TempFund
  Portfolio(10)                                                            6,889,754

TOTAL SHORT-TERM INVESTMENTS (Cost $23,346,454)                           23,346,454

TOTAL INVESTMENTS-- 99.9% (Cost $122,673,144)                            142,267,157

OTHER ASSETS, NET-- 0.1%                                                     208,585

TOTAL NET ASSETS-- 100.0%                                            $   142,475,742

See notes to Schedule of Investments on page 36.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - RS PARTNERS FUND

DECEMBER 31, 2003                    FOREIGN CURRENCY(11)   SHARES             VALUE
------------------------------------------------------------------------------------
COMMON STOCKS -- 81.0%

AGRICULTURE, FISHING & RANCHING -- 1.7%
Agrium, Inc.(1)                                    CAD     856,000   $    14,168,961
                                                                          14,168,961
COAL -- 5.2%
Fording Canadian Coal Trust(1)                     CAD     860,700        30,638,189
Peabody Energy Corp.(1)                                    330,750        13,795,583
                                                                          44,433,772
COMMERCIAL INFORMATION SERVICES -- 0.6%
Neoforma, Inc.                                             492,800         5,243,392
                                                                           5,243,392
COMMUNICATIONS TECHNOLOGY -- 1.0%
3Com Corp.                                               1,052,800         8,601,376
                                                                           8,601,376
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 3.1%
Acxiom Corp.                                             1,091,000        20,259,870
ITXC Corp.                                               1,448,900         6,259,248
                                                                          26,519,118
CONSTRUCTION -- 1.3%
EMCOR Group, Inc.                                          247,000        10,843,300
                                                                          10,843,300
CONSUMER ELECTRONICS -- 2.4%
Activision, Inc.                                           450,000         8,190,000
Take-Two Interactive Software, Inc.                        434,000        12,503,540
                                                                          20,693,540
DRUGS & PHARMACEUTICALS -- 2.8%
Barr Laboratories, Inc.                                    174,200        13,404,690
Elan Corp. PLC, ADR(3)                                   1,497,500        10,317,775
                                                                          23,722,465
EDUCATION SERVICES -- 0.4%
Universal Technical Institute, Inc.(1)                     128,000         3,840,000
                                                                           3,840,000
ELECTRICAL EQUIPMENT & COMPONENTS -- 1.1%
The Genlyte Group, Inc.                                    159,500         9,311,610
                                                                           9,311,610
FOODS -- 1.9%
Bunge Ltd.(1)                                              492,000        16,196,640
                                                                          16,196,640
FOREST PRODUCTS -- 3.7%
Canfor Corp.(1)                                    CAD   2,116,900        18,461,956
Slocan Forest Products Ltd.                        CAD   1,120,800        12,767,016
                                                                          31,228,972
HEALTH CARE FACILITIES -- 4.8%
DaVita, Inc.                                               328,000        12,792,000
Kindred Healthcare, Inc.                                   546,000        28,381,080
                                                                          41,173,080
HEALTH CARE MANAGEMENT SERVICES -- 5.0%
AMERIGROUP Corp.                                           438,000        18,680,700
Centene Corp.                                              523,500        14,663,235
Molina Healthcare, Inc.                                    385,000         9,713,550
                                                                          43,057,485
HEALTH CARE SERVICES -- 2.0%
Apria Healthcare Group, Inc.                               595,300   $    16,948,191
                                                                          16,948,191
INSURANCE -- LIFE -- 1.6%
Scottish Re Group Ltd.(1)                                  673,100        13,987,018
                                                                          13,987,018
INSURANCE -- MULTI-LINE -- 2.0%
Zenith National Insurance Corp.(1)                         531,000        17,284,050
                                                                          17,284,050
INSURANCE -- PROPERTY & CASUALTY -- 5.4%
Endurance Specialty Holdings Ltd.(1)                       655,000        21,975,250
Erie Indemnity Co., Class A(1)                             201,000         8,518,380
Infinity Property & Casualty Corp.(1)                      255,000         8,427,750
W.R. Berkley Corp.(1)                                      207,000         7,234,650
                                                                          46,156,030
INVESTMENT MANAGEMENT COMPANIES -- 0.1%
The Cathay Investment Fund Ltd.(4)                 HKD     525,000           798,225
                                                                             798,225
MACHINERY -- AGRICULTURAL -- 0.4%
AGCO Corp.                                                 171,600         3,456,024
                                                                           3,456,024
METAL FABRICATING -- 0.3%
NN, Inc.(1)                                                200,000         2,518,000
                                                                           2,518,000
METALS & MINERALS -- MISCELLANEOUS -- 3.3%
Aur Resources, Inc.                                CAD     968,500         5,058,909
Cleveland-Cliffs, Inc.                                     216,000        11,005,200
Falconbridge Ltd.(1)                               CAD     339,000         8,226,767
GrafTech International Ltd.                                314,750         4,249,125
                                                                          28,540,001
OIL -- CRUDE PRODUCERS -- 7.1%
Compton Petroleum Corp.                            CAD   3,843,600        17,846,082
Forest Oil Corp.                                           315,500         9,013,835
Oiltec Resources Ltd.                              CAD   1,646,000         1,579,447
Penn West Petroleum Ltd.(1)                        CAD     243,000         9,058,085
The Meridian Resource Corp.                              2,570,600        15,269,364
Tom Brown, Inc.                                            228,700         7,375,575
                                                                          60,142,388
OIL -- INTEGRATED INTERNATIONAL -- 0.9%
Paramount Resources Ltd.                           CAD     992,300         8,024,403
                                                                           8,024,403
PAPER -- 1.4%
SFK Pulp Fund(1)                                   CAD   2,020,300        11,881,819
                                                                          11,881,819
PUBLISHING -- NEWSPAPERS -- 0.6%
Hollinger International, Inc., Class A(1)                  308,300         4,815,646
                                                                           4,815,646
REAL ESTATE -- 1.7%
MI Developments, Inc., Class A                             520,000        14,518,400
                                                                          14,518,400

                                See notes to Schedule of Investments on page 36.

      The accompanying notes are an integral part of these financial statements.

DECEMBER 31, 2003                                           SHARES             VALUE
------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 1.3%
Ventas, Inc.(1)                                            485,000   $    10,670,000
                                                                          10,670,000
RESTAURANTS -- 2.3%
Triarc Cos., Inc.(1)                                       681,000         8,049,420
Triarc Cos., Inc., Class B(1)                            1,083,000        11,674,740
                                                                          19,724,160
RETAIL -- 4.4%
Electronics Boutique Holdings Corp.                        489,000        11,193,210
GameStop Corp.                                             840,000        12,944,400
Global Imaging Systems, Inc.                               258,000         8,191,500
Party City Corp.                                           376,000         4,771,440
                                                                          37,100,550
SAVINGS & LOAN -- 1.4%
Franklin Bank Corp.                                        616,400        11,711,600
                                                                          11,711,600
SERVICES -- COMMERCIAL -- 2.3%
BearingPoint, Inc.                                       1,486,800        15,001,812
The ServiceMaster Co.(1)                                   406,900         4,740,385
                                                                          19,742,197
STEEL -- 1.5%
Steel Dynamics, Inc.                                       547,900        12,870,171
                                                                          12,870,171
TRUCKERS -- 0.2%
Overnite Corp.                                              68,450         1,557,237
                                                                           1,557,237
UTILITIES -- CABLE TV & RADIO -- 2.2%
UnitedGlobalCom, Inc., Class A                           2,253,000        19,105,440
                                                                          19,105,440
UTILITIES -- TELECOMMUNICATIONS -- 3.6%
Allstream, Inc., Class B(1)                                311,000        17,835,850
IDT Corp., Class B                                         544,000        12,582,720
                                                                          30,418,570
TOTAL COMMON STOCKS (Cost $544,847,605)                                  691,003,831

DECEMBER 31, 2003                                                              VALUE
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 16.8%
PNC Bank Money Market Account                                        $    57,644,059
BlackRock Liquidity Funds TempCash
  Portfolio(10)                                                           42,799,976
BlackRock Liquidity Funds TempFund
  Portfolio(10)                                                           42,799,976

TOTAL SHORT-TERM INVESTMENTS (Cost $143,244,011)                         143,244,011
TOTAL INVESTMENTS -- 97.8% (Cost $688,091,616)                           834,247,842
OTHER ASSETS, NET -- 2.2%                                                 18,367,630
TOTAL NET ASSETS -- 100.0%                                           $   852,615,472

(1)  Income-producing security.
(2) Some or all of the security is on loan pursuant to a Securities Lending Agreement. See Note 5 in Notes to Financial Statements.
(3)  ADR -- American Depository Receipt.
(4)  Fair value security. See 1a in Notes to Financial Statements.
(5)  Restricted security. See 4e in Notes to Financial Statements.
(6)  See 4f in Notes to Financial Statements.
(7) These securities may be resold in transactions under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.
(8) Institutional money market pooled accounts exempt from registration under the Investment Company Act of 1940.
(9)  Defaulted security.
(10) Money market fund registered under the Investment Company Act of 1940.
(11) Foreign-denominated security: CAD -- Canadian Dollar, GBP -- British Pound, HKD -- Hong Kong Dollar.

The accompanying notes are an integral part of these financial statements.

                      This page left blank intentionally.

FINANCIAL INFORMATION

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2003
All numbers in thousands except for Pricing of Shares section

                                                                       RS                RS               THE
                                                              DIVERSIFIED          EMERGING       INFORMATION
                                                                   GROWTH            GROWTH       AGE FUND(R)
ASSETS
Investments (including securities on loan), at value      $     1,282,687   $     1,893,558   $       280,370
Cash                                                                   --                --                --
Receivable for investments sold                                    39,536            35,486                --
Receivable for fund shares subscribed                               5,243             2,759               812
Dividends/interest receivable                                         542                97                 8
Prepaid expenses                                                       23                54                 3
Other                                                                 181               283                36
TOTAL ASSETS                                                    1,328,212         1,932,237           281,229
-------------------------------------------------------------------------------------------------------------
LIABILITIES
Collateral on securities loaned, at value                         181,194           270,632            37,889
Payable for investments purchased                                  34,599            19,071               365
Payable for fund shares redeemed                                   20,992            26,160               588
Payable to adviser                                                    914             1,379               207
Payable to distributor                                                228               345                52
Deferred trustees' compensation                                        72               167                11
Accrued expenses/other liabilities                                    615             1,184               161
TOTAL LIABILITIES                                                 238,614           318,938            39,273
-------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                          $     1,089,598   $     1,613,299   $       241,956
-------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                 1,212,942         3,145,724           227,798
Accumulated undistributed net investment income/(loss)                 (9)               --                --
Accumulated net realized gain/(loss) from investments
  and from securities sold short and options written,
  and foreign currency transactions                              (277,080)       (1,881,976)          (37,207)
Net unrealized appreciation on investments and on
  securities sold short and options written, and
  translation of assets and liabilities in
  foreign currencies                                              153,745           349,551            51,365
TOTAL NET ASSETS                                          $     1,089,598   $     1,613,299   $       241,956
-------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT COST                                      $     1,128,961   $     1,544,054   $       229,007
-------------------------------------------------------------------------------------------------------------
PRICING OF SHARES
Net Asset Value, offering, and redemption price
  per share                                               $         22.36   $         28.10   $         14.93
Net Assets                                                $ 1,089,597,829   $ 1,613,299,411   $   241,956,253
Shares of beneficial interest outstanding with no
  par value                                                    48,728,676        57,413,225        16,204,627

The accompanying notes are an integral part of these financial statements.

                                                                                                           RS
                                                                                         RS           SMALLER
                                                              RS INTERNET            MIDCAP           COMPANY
                                                             AGE FUND(TM)     OPPORTUNITIES            GROWTH
ASSETS
Investments (including securities on loan), at value      $       146,003   $       155,228   $       224,748
Cash                                                                   --                --                --
Receivable for investments sold                                     2,313             2,115               810
Receivable for fund shares subscribed                                 955               454             1,543
Dividends/interest receivable                                           3                87                19
Prepaid expenses                                                        2                 4                 5
Other                                                                  17                16                30
TOTAL ASSETS                                                      149,293           157,904           227,155
-------------------------------------------------------------------------------------------------------------
LIABILITIES
Collateral on securities loaned, at value                          22,321            14,699            17,796
Payable for investments purchased                                     194             1,696             5,040
Payable for fund shares redeemed                                      558               105             3,823
Payable to adviser                                                    109               115               174
Payable to distributor                                                 27                29                44
Deferred trustees' compensation                                         6                11                13
Accrued expenses/other liabilities                                    110               102               118
TOTAL LIABILITIES                                                  23,325            16,757            27,008
-------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                          $       125,968   $       141,147   $       200,147
-------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                   245,410           164,742           156,669
Accumulated undistributed net investment income/(loss)                 (3)               (3)               --
Accumulated net realized gain/(loss) from investments
  and from securities sold short and options written,
  and foreign currency transactions                              (149,139)          (49,521)           (1,960)
Net unrealized appreciation on investments and on
  securities sold short and options written, and
  translation of assets and liabilities in
  foreign currencies                                               29,700            25,929            45,438
TOTAL NET ASSETS                                          $       125,968   $       141,147   $       200,147
-------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT COST                                      $       116,304   $       129,302   $       179,313
-------------------------------------------------------------------------------------------------------------
PRICING OF SHARES
Net Asset Value, offering, and redemption price per share $          6.58   $         10.84   $         20.58
Net Assets                                                $   125,967,690   $   141,146,841   $   200,147,334
Shares of beneficial interest outstanding with no
  par value                                                    19,154,315        13,023,308         9,724,233

                                                                                                           RS
                                                                       RS                RS            GLOBAL
                                                                  VALUE +        CONTRARIAN           NATURAL                RS
                                                                   GROWTH             VALUE         RESOURCES          PARTNERS
ASSETS
Investments (including securities on loan), at value      $       227,511   $       374,212   $       142,267   $       834,248
Cash                                                                   --                12                 5                23
Receivable for investments sold                                        --             8,175                27            11,721
Receivable for fund shares subscribed                                 124             4,924             5,597            11,598
Dividends/interest receivable                                         148               275               232             2,504
Prepaid expenses                                                        7                 3                 2                 7
Other                                                                  22                12                 5                23
TOTAL ASSETS                                                      227,812           387,613           148,135           860,124
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Collateral on securities loaned, at value                              --                --                --                --
Payable for investments purchased                                   3,332            12,051             5,238             5,513
Payable for fund shares redeemed                                      330             1,257               227               776
Payable to adviser                                                    186               266                91               653
Payable to distributor                                                 46                68                23               162
Deferred trustees' compensation                                        22                11                 5                24
Accrued expenses/other liabilities                                    170               169                75               381
TOTAL LIABILITIES                                                   4,086            13,822             5,659             7,509
-------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                          $       223,726   $       373,791   $       142,476   $       852,615
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                   171,782           439,661           129,118           683,760
Accumulated undistributed net investment income/(loss)                 --               783                --                40
Accumulated net realized gain/(loss) from investments
  and from securities sold short and options written,
  and foreign currency transactions                                11,741          (111,660)           (6,243)           22,633
Net unrealized appreciation on investments and on
  securities sold short and options written, and
  translation of assets and liabilities in
  foreign currencies                                               40,203            45,007            19,601           146,182
TOTAL NET ASSETS                                          $       223,726   $       373,791   $       142,476   $       852,615
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT COST                                      $       187,315   $       329,211   $       122,673   $       688,092
-------------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES
Net Asset Value, offering, and redemption price per share $         17.32   $         17.03   $         19.23   $         27.70
Net Assets                                                $   223,726,213   $   373,791,031   $   142,475,742   $   852,615,472
Shares of beneficial interest outstanding with no
  par value                                                    12,920,146        21,949,229         7,410,101        30,780,858

      The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

STATEMENT OF OPERATIONS
For the year ended December 31, 2003
All numbers in thousands

                                                                       RS                RS               THE
                                                              DIVERSIFIED          EMERGING       INFORMATION
                                                                   GROWTH            GROWTH       AGE FUND(R)
INVESTMENT INCOME
Interest                                                  $         1,449   $           704   $            72
Dividends                                                           2,826               739                 8
Withholding taxes on foreign dividends                                 (7)               (2)               --
TOTAL INVESTMENT INCOME                                   $         4,268   $         1,441   $            80
-------------------------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                                            7,553            14,458             1,454
Distribution fees                                                   1,888             3,615               364
Transfer agent fees                                                 1,327             2,563               226
Custodian fees                                                        131               164                34
Accounting/administrative service fees                                729             1,071               172
Shareholder reports                                                   291               637                61
Professional fees                                                     217               505                42
Registration fees                                                      60                36                60
Interest expense                                                       22                10                --
Trustees' fees and expenses                                            58               129                 9
Other expense                                                          44               138                 6
-------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                            $        12,320   $        23,326   $         2,428
Less:  Expense waiver by adviser                                       --                --                --
Expense offsets and other waivers                                  (1,135)           (1,855)             (144)
-------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                11,185            21,471             2,284
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                                       (6,917)          (20,030)           (2,204)
REALIZED GAIN AND CHANGE IN UNREALIZED APPRECIATION
  ON INVESTMENTS AND SECURITIES SOLD SHORT AND
  OPTIONS WRITTEN
Net realized gain from investments and foreign
  currency transactions                                           165,322           294,616            33,666
Net realized gain from securities sold short and
  options written                                                     466                --                --
Net change in unrealized appreciation on investments
  and on translation of assets and liabilities in
  foreign currency                                                197,383           290,547            49,850
NET GAIN ON INVESTMENTS AND SECURITIES SOLD SHORT
  AND OPTIONS WRITTEN                                     $       363,171   $       585,163   $        83,516
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $       356,254   $       565,133   $        81,312

The accompanying notes are an integral part of these financial statements.

                                                                                                           RS
                                                                       RS                RS           SMALLER
                                                                 INTERNET            MIDCAP           COMPANY
                                                             AGE FUND(TM)     OPPORTUNITIES            GROWTH
INVESTMENT INCOME
Interest                                                  $            34   $           331   $           110
Dividends                                                               5               503               114
Withholding taxes on foreign dividends                                 --                (5)               (1)
TOTAL INVESTMENT INCOME                                   $            39   $           829   $           223
-------------------------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                                              919             1,082             1,707
Distribution fees                                                     201               270               358
Transfer agent fees                                                   198               131               151
Custodian fees                                                         31                32                58
Accounting/administrative service fees                                 98               130               171
Shareholder reports                                                    43                43                69
Professional fees                                                      25                40                46
Registration fees                                                      45                22                42
Interest expense                                                        2                --                --
Trustees' fees and expenses                                             5                 9                11
Other expense                                                           3                 7                 8
TOTAL EXPENSES                                            $         1,570   $         1,766   $         2,621
Less:  Expense waiver by adviser                                       --               (21)                -
Expense offsets and other waivers                                    (101)              (94)             (147)
-------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                 1,469             1,651             2,474
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                                       (1,430)             (822)           (2,251)
-------------------------------------------------------------------------------------------------------------
REALIZED GAIN AND CHANGE IN UNREALIZED APPRECIATION
  ON INVESTMENTS AND SECURITIES SOLD SHORT AND
  OPTIONS WRITTEN
Net realized gain from investments and foreign
  currency transactions                                            22,823            19,477            18,759
Net realized gain from securities sold short and
  options written                                                     239                50                --
Net change in unrealized appreciation on investments
  and on translation of assets and liabilities in
  foreign currency                                                 26,434            24,375            50,018
-------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND SECURITIES SOLD SHORT
  AND OPTIONS WRITTEN                                     $        49,496   $        43,902   $        68,777
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $        48,066   $        43,080   $        66,526

                                                                                                           RS
                                                                       RS                RS            GLOBAL
                                                                  VALUE +        CONTRARIAN           NATURAL                RS
                                                                   GROWTH             VALUE         RESOURCES          PARTNERS
INVESTMENT INCOME
Interest                                                  $           532   $           172   $            75   $           450
Dividends                                                             957             3,204               951             7,020
Withholding taxes on foreign dividends                                (14)              (87)              (78)             (357)
TOTAL INVESTMENT INCOME                                   $         1,475   $         3,289   $           948   $         7,113
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                                            1,910             1,581               607             3,942
Distribution fees                                                     477               395               152               985
Transfer agent fees                                                   314               191               121               478
Custodian fees                                                         37                34                28                73
Accounting/administrative service fees                                225               186                74               425
Shareholder reports                                                    69               160                26               166
Professional fees                                                      64                79                24               101
Registration fees                                                      22                34                32               104
Interest expense                                                        1                --                --                --
Trustees' fees and expenses                                            16                 9                 4                22
Other expense                                                          12                 6                 3                12
TOTAL EXPENSES                                            $         3,147   $         2,675   $         1,071   $         6,308
Less:  Expense waiver by adviser                                      (44)             (167)               --              (108)
Expense offsets and other waivers                                     (86)              (75)              (43)             (144)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                 3,017             2,433             1,028             6,056
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                                       (1,542)              856               (80)            1,057
-------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN AND CHANGE IN UNREALIZED APPRECIATION
  ON INVESTMENTS AND SECURITIES SOLD SHORT AND
  OPTIONS WRITTEN
Net realized gain from investments and foreign
  currency transactions                                            37,704            15,144             7,064            69,527
Net realized gain from securities sold short and
  options written                                                     110                --                --                --
Net change in unrealized appreciation on investments
  and on translation of assets and liabilities in
  foreign currency                                                 33,816            65,542            18,343           138,252
-------------------------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND SECURITIES SOLD SHORT
  AND OPTIONS WRITTEN                                     $        71,630   $        80,686   $        25,407   $       207,779
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $        70,088   $        81,542   $        25,327   $       208,836

      The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

STATEMENT OF CHANGES IN NET ASSETS
All numbers in thousands

                                                                RS DIVERSIFIED GROWTH                RS EMERGING GROWTH
                                                          ---------------------------------   ---------------------------------
                                                                  FOR THE           FOR THE           FOR THE           FOR THE
                                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            DEC. 31, 2003     DEC. 31, 2002     DEC. 31, 2003     DEC. 31, 2002
OPERATIONS
Net investment income/(loss)                              $        (6,917)  $        (7,492)  $       (20,030)  $       (23,218)
Net realized gain/(loss) from investments and foreign
  currency transactions                                           165,322          (253,993)          294,616          (623,114)
Net realized gain/(loss) from securities sold short
  and options written                                                 466               866                --                --
Net change in unrealized appreciation/depreciation
  on investments and on translation of assets and
  liabilities in foreign currency                                 197,383           (97,582)          290,547          (305,492)
Net change in unrealized appreciation/depreciation
  on securities sold short and options written                         --                --                --                --
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                       356,254          (358,201)          565,133          (951,824)
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                  --                --                --                --
Realized gain on investments and securities sold short                 --                --                --                --
TOTAL DISTRIBUTIONS                                                    --                --                --                --
-------------------------------------------------------------------------------------------------------------------------------
CAPTIAL SHARE TRANSACTIONS
Proceeds from sales of shares                                     701,112           800,483         2,199,951         5,150,294
Proceeds from shares issued upon merger(1)                             --                --            38,047                --
Reinvestment of distributions                                          --                --                --                --
Cost of shares redeemed                                          (538,582)         (724,777)       (2,497,606)       (5,364,479)
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                       162,530            75,706          (259,608)         (214,185)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                             518,784          (282,495)          305,525        (1,166,009)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                                               570,814           853,309         1,307,774         2,473,783
End of Period                                             $     1,089,598   $       570,814   $     1,613,299   $     1,307,774
-------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
  INCLUDED IN NET ASSETS                                               (9)               --                --                --

OTHER INFORMATION:
SHARES
Sold                                                               39,922            47,586           108,726           222,875
Issued upon merger(1)                                                  --                --             2,176                --
Reinvested                                                             --                --                --                --
Redeemed                                                          (31,509)          (43,957)         (121,797)         (231,882)
NET INCREASE/(DECREASE)                                             8,413             3,629           (10,895)           (9,007)

(1) RS Aggressive Growth Fund merged with RS Emerging Growth Fund on March 7, 2003. See Note 6 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

                                                             THE INFORMATION AGE FUND(R)          RS INTERNET AGE FUND(TM)
                                                          ---------------------------------   ---------------------------------
                                                                  FOR THE           FOR THE           FOR THE           FOR THE
                                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            DEC. 31, 2003     DEC. 31, 2002     DEC. 31, 2003     DEC. 31, 2002
OPERATIONS
Net investment income/(loss)                              $        (2,204)  $        (1,175)  $        (1,430)  $          (867)
Net realized gain/(loss) from investments and foreign
  currency transactions                                            33,666           (35,035)           22,823           (15,839)
Net realized gain/(loss) from securities sold short
  and options written                                                  --                --               239              (384)
Net change in unrealized appreciation/depreciation
  on investments and on translation of assets and
  liabilities in foreign currency                                  49,850           (20,047)           26,434           (11,953)
Net change in unrealized appreciation/depreciation
  on securities sold short and options written                         --                --                --                60
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                        81,312           (56,257)           48,066           (28,983)
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                  --                --                --                --
Realized gain on investments and securities sold short                 --                --                --                --
TOTAL DISTRIBUTIONS                                                    --                --                --                --
-------------------------------------------------------------------------------------------------------------------------------
CAPTIAL SHARE TRANSACTIONS
Proceeds from sales of shares                                     258,736           148,031           140,599            47,090
Proceeds from shares issued upon merger(1)                             --                --                --                --
Reinvestment of distributions                                          --                --                --                --
Cost of shares redeemed                                          (148,446)         (166,519)          (97,756)          (52,117)
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                       110,290           (18,488)           42,843            (5,027)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                             191,602           (74,745)           90,909           (34,010)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                                                50,354           125,099            35,059            69,096
End of Period                                             $       241,956   $        50,354   $       125,968   $        35,059
-------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
  INCLUDED IN NET ASSETS                                               --                --                (3)               (7)

OTHER INFORMATION:
SHARES
Sold                                                               21,924            16,105            27,209            12,480
Issued upon merger(1)                                                  --                --                --                --
Reinvested                                                             --                --                --                --
Redeemed                                                          (12,392)          (18,042)          (18,768)          (13,749)
NET INCREASE/(DECREASE)                                             9,532            (1,937)            8,441            (1,269)

                                                               RS MIDCAP OPPORTUNITIES
                                                          ---------------------------------
                                                                  FOR THE           FOR THE
                                                               YEAR ENDED        YEAR ENDED
                                                            DEC. 31, 2003     DEC. 31, 2002
OPERATIONS
Net investment income/(loss)                              $          (822)  $          (683)
Net realized gain/(loss) from investments and foreign
  currency transactions                                            19,477           (33,135)
Net realized gain/(loss) from securities sold short
  and options written                                                  50               684
Net change in unrealized appreciation/depreciation
  on investments and on translation of assets and
  liabilities in foreign currency                                  24,375            (4,741)
Net change in unrealized appreciation/depreciation
  on securities sold short and options written                         --               (14)
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                        43,080           (37,889)
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                  --                --
Realized gain on investments and securities sold short                 --                --
TOTAL DISTRIBUTIONS                                                    --                --
-------------------------------------------------------------------------------------------
CAPTIAL SHARE TRANSACTIONS
Proceeds from sales of shares                                      48,233            82,685
Proceeds from shares issued upon merger(1)                             --                --
Reinvestment of distributions                                          --                --
Cost of shares redeemed                                           (38,673)         (112,615)
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                         9,560           (29,930)
-------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                              52,640           (67,819)
-------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                                                88,507           156,326
End of Period                                             $       141,147   $        88,507
-------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
  INCLUDED IN NET ASSETS                                               (3)               --

OTHER INFORMATION:
SHARES
Sold                                                                5,347            10,072
Issued upon merger(1)                                                  --                --
Reinvested                                                             --                --
Redeemed                                                           (4,448)          (13,700)
NET INCREASE/(DECREASE)                                               899            (3,628)

      The accompanying notes are an integral part of these financial statements.

                                                              RS SMALLER COMPANY GROWTH                RS VALUE + GROWTH
                                                         ----------------------------------   ---------------------------------
                                                                  FOR THE           FOR THE           FOR THE           FOR THE
                                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            DEC. 31, 2003     DEC. 31, 2002     DEC. 31, 2003     DEC. 31, 2002
OPERATIONS
Net investment income/(loss)                              $        (2,251)  $        (1,727)  $        (1,542)  $        (2,012)
Net realized gain/(loss) from investments and
  foreign currency transactions                                    18,759           (19,896)           37,704           (14,531)
Net realized gain from securities sold short and
  options written                                                      --                --               110             1,521
Net change in unrealized appreciation/depreciation
  on investments and on translation of assets and
  liabilities in foreign currency                                  50,018           (32,383)           33,816           (62,052)
Net change in unrealized depreciation on securities
  sold short and options written                                       --                --                --                (1)
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                        66,526           (54,006)           70,088           (77,075)
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                  --                --                --                --
Realized gain on investments and securities sold short                 --            (4,138)           (6,358)               --
TOTAL DISTRIBUTIONS                                                    --            (4,138)           (6,358)               --
-------------------------------------------------------------------------------------------------------------------------------
CAPTIAL SHARE TRANSACTIONS
Proceeds from sales of shares                                     181,444           151,511            56,550           309,756
Reinvestment of distributions                                          --             3,700             6,192                --
Cost of shares redeemed                                          (157,164)         (104,216)          (73,177)         (359,863)
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                        24,280            50,995           (10,435)          (50,107)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                              90,806            (7,149)           53,295          (127,182)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                                               109,341           116,490           170,431           297,613
End of Period                                             $       200,147   $       109,341   $       223,726   $       170,431
-------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
  INCLUDED IN NET ASSETS                                               --                --                --                --

OTHER INFORMATION:
SHARES
Sold                                                               10,702             9,820             4,277            21,329
Reinvested                                                             --               282               370                --
Redeemed                                                           (9,524)           (6,903)           (5,503)          (24,989)
NET INCREASE/(DECREASE)                                             1,178             3,199              (856)           (3,660)

The accompanying notes are an integral part of these financial statements.

                                                                  RS CONTRARIAN VALUE             RS GLOBAL NATURAL RESOURCES
                                                         ----------------------------------   ---------------------------------
                                                                  FOR THE           FOR THE           FOR THE           FOR THE
                                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            DEC. 31, 2003     DEC. 31, 2002     DEC. 31, 2003     DEC. 31, 2002
OPERATIONS
Net investment income/(loss)                              $           856   $          (251)  $           (80)  $          (163)
Net realized gain/(loss) from investments and
  foreign currency transactions                                    15,144             5,896             7,064             2,930
Net realized gain from securities sold short and
  options written                                                      --                --                --                --
Net change in unrealized appreciation/depreciation
  on investments and on translation of assets and
  liabilities in foreign currency                                  65,542            (4,782)           18,343             1,334
Net change in unrealized depreciation on securities
  sold short and options written                                       --                --                --                --
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                        81,542               863            25,327             4,101
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                  --                --                --                --
Realized gain on investments and securities sold short                 --                --                --                --
TOTAL DISTRIBUTIONS                                                    --                --                --                --
-------------------------------------------------------------------------------------------------------------------------------
CAPTIAL SHARE TRANSACTIONS
Proceeds from sales of shares                                     394,397            65,468           186,204            39,470
Reinvestment of distributions                                          --                --                --                --
Cost of shares redeemed                                          (160,064)          (75,349)         (107,818)          (26,585)
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                       234,333            (9,881)           78,386            12,885
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                             315,875            (9,018)          103,713            16,986
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                                                57,916            66,934            38,763            21,777
End of Period                                             $       373,791   $        57,916   $       142,476   $        38,763
-------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
  INCLUDED IN NET ASSETS                                              783               (11)               --               (14)

OTHER INFORMATION:
SHARES
Sold                                                               28,578             6,448            11,670             3,030
Reinvested                                                             --                --                --                --
Redeemed                                                          (12,274)           (7,418)           (7,125)           (2,050)
NET INCREASE/(DECREASE)                                            16,304              (970)            4,545               980

                                                                     RS PARTNERS
                                                          ---------------------------------
                                                                  FOR THE           FOR THE
                                                               YEAR ENDED       YEAR ENDED
                                                            DEC. 31, 2003    DEC. 31, 2002
OPERATIONS
Net investment income/(loss)                              $         1,057   $          (832)
Net realized gain/(loss) from investments and
  foreign currency transactions                                    69,527            (1,652)
Net realized gain from securities sold short and
  options written                                                      --                --
Net change in unrealized appreciation/depreciation
  on investments and on translation of assets and
  liabilities in foreign currency                                 138,252             1,740
Net change in unrealized depreciation on securities
  sold short and options written                                       --                --
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                       208,836              (744)
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                (459)               --
Realized gain on investments and securities sold short            (44,855)             (410)
TOTAL DISTRIBUTIONS                                               (45,314)             (410)
-------------------------------------------------------------------------------------------
CAPTIAL SHARE TRANSACTIONS
Proceeds from sales of shares                                     834,426           160,523
Reinvestment of distributions                                      43,014               393
Cost of shares redeemed                                          (301,814)         (117,862)
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                       575,626            43,054
-------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                             739,148            41,900
-------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                                               113,467            71,567
End of Period                                             $       852,615   $       113,467
-------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
  INCLUDED IN NET ASSETS                                               40              (179)
OTHER INFORMATION:
SHARES
Sold                                                               35,833             8,926
Reinvested                                                          1,641                22
Redeemed                                                          (13,059)           (6,633)
NET INCREASE/(DECREASE)                                            24,415             2,315

      The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

                                                                                                     DISTRIBUTIONS   DISTRIBUTIONS
                                                              NET       NET REALIZED                      FROM NET        FROM NET
                                NET ASSET VALUE,       INVESTMENT     AND UNREALIZED         TOTAL      INVESTMENT        REALIZED
                             BEGINNING OF PERIOD    INCOME/(LOSS)        GAIN/(LOSS)    OPERATIONS          INCOME   CAPITAL GAINS
RS DIVERSIFIED GROWTH
Year Ended 12/31/03         $              14.16   $        (0.14)   $          8.34   $      8.20   $           -   $           -
Year Ended 12/31/02                        23.26            (0.19)             (8.91)        (9.10)              -               -
Year Ended 12/31/01                        22.83            (0.18)              0.61          0.43               -               -
Year Ended 12/31/00                        32.99            (0.25)             (8.69)        (8.94)              -           (1.22)
Year Ended 12/31/99                        15.89                -              22.58         22.58               -           (5.48)

RS EMERGING GROWTH
Year Ended 12/31/03                        19.15            (0.35)              9.30          8.95               -               -
Year Ended 12/31/02                        32.00            (0.34)            (12.51)       (12.85)              -               -
Year Ended 12/31/01                        44.02            (0.29)            (11.73)       (12.02)              -               -
Year Ended 12/31/00                        60.67            (0.47)            (14.74)       (15.21)              -           (1.44)
Year Ended 12/31/99                        22.95             0.14              40.89         41.03               -           (3.31)

THE INFORMATION AGE FUND(R)
Year Ended 12/31/03                         7.55            (0.14)              7.52          7.38               -               -
Year Ended 12/31/02                        14.53            (0.18)             (6.80)        (6.98)              -               -
Year Ended 12/31/01                        19.01            (0.14)             (4.05)        (4.19)              -           (0.29)
Year Ended 12/31/00                        35.79            (0.40)            (12.05)       (12.45)              -           (4.33)
Year Ended 12/31/99                        17.96                -              21.72         21.72               -           (3.89)

RS INTERNET AGE FUND(TM)
Year Ended 12/31/03                         3.27            (0.07)              3.38          3.31               -               -
Year Ended 12/31/02                         5.76            (0.08)             (2.41)        (2.49)              -               -
Year Ended 12/31/01                         6.53            (0.05)             (0.72)        (0.77)              -               -
Year Ended 12/31/00                        12.18            (0.20)             (5.45)        (5.65)              -               -
Period Ended 12/31/99(2)                   10.00                -               2.18          2.18               -               -

RS MIDCAP OPPORTUNITIES
Year Ended 12/31/03                         7.30            (0.06)              3.60          3.54               -               -
Year Ended 12/31/02                         9.92            (0.06)             (2.56)        (2.62)              -               -
Year Ended 12/31/01                        11.65             0.10              (1.73)        (1.63)          (0.10)              -
Year Ended 12/31/00                        15.92            (0.02)             (1.09)        (1.11)          (0.02)          (3.14)
Year Ended 12/31/99                        14.04             0.04               6.95          6.99           (0.05)          (5.06)

See notes to Financial Highlights on page 49.

The accompanying notes are an integral part of these financial statements.

                                                                          NET RATIO      GROSS RATIO            NET RATIO OF
                             NET ASSET                   NET ASSETS     OF EXPENSES      OF EXPENSES          NET INVESTMENT
                            VALUE, END        TOTAL          END OF      TO AVERAGE       TO AVERAGE        INCOME/(LOSS) TO
                             OF PERIOD       RETURN   PERIOD (000s)   NET ASSETS(1)       NET ASSETS      AVERAGE NET ASSETS
RS DIVERSIFIED GROWTH
Year Ended 12/31/03         $    22.36        57.91%   $  1,089,598            1.48%            1.63%                  (0.92)%
Year Ended 12/31/02              14.16       (39.12)%       570,814            1.50%            1.69%                  (1.11)%
Year Ended 12/31/01              23.26         1.88%        853,309            1.52%            1.71%                  (1.03)%
Year Ended 12/31/00              22.83       (26.91)%       567,888            1.51%            1.66%                  (1.01)%
Year Ended 12/31/99              32.99       150.21%        304,746            1.84%            1.89%                  (1.40)%

RS EMERGING GROWTH
Year Ended 12/31/03              28.10        46.74%      1,613,299            1.49%            1.61%                  (1.39)%
Year Ended 12/31/02              19.15       (40.16)%     1,307,774            1.53%            1.68%                  (1.35)%
Year Ended 12/31/01              32.00       (27.31)%     2,473,783            1.37%            1.59%                  (0.79)%
Year Ended 12/31/00              44.02       (25.04)%     3,867,028            1.29%            1.50%                  (0.82)%
Year Ended 12/31/99              60.67       182.56%      3,579,620            1.51%            1.51%                  (1.19)%

THE INFORMATION AGE FUND(R)
Year Ended 12/31/03              14.93        97.75%        241,956            1.57%            1.67%                  (1.52)%
Year Ended 12/31/02               7.55       (48.04)%        50,354            1.74%            1.80%                  (1.59)%
Year Ended 12/31/01              14.53       (22.11)%       125,099            1.67%            1.70%                  (0.87)%
Year Ended 12/31/00              19.01       (35.09)%       201,820            1.54%            1.54%                  (1.22)%
Year Ended 12/31/99              35.79       126.22%        354,636            1.68%            1.69%                  (1.54)%

RS INTERNET AGE FUND(TM)
Year Ended 12/31/03               6.58       101.22%        125,968            1.82%            1.95%                  (1.77)%
Year Ended 12/31/02               3.27       (43.23)%        35,059            2.08%            2.31%                  (1.96)%
Year Ended 12/31/01               5.76       (11.79)%        69,069            1.85%            2.16%                  (0.81)%
Year Ended 12/31/00               6.53       (46.39)%       100,281            1.78%            2.00%                  (1.52)%
Period Ended 12/31/99(2)         12.18        21.80%        103,585            1.76%            1.82%                  (1.34)%

RS MIDCAP OPPORTUNITIES
Year Ended 12/31/03              10.84        48.49%        141,147            1.53%            1.63%                  (0.76)%
Year Ended 12/31/02               7.30       (26.41)%        88,507            1.53%            1.67%                  (0.60)%
Year Ended 12/31/01               9.92       (14.01)%       156,326            1.47%            1.67%                   0.87%
Year Ended 12/31/00              11.65        (6.28)%       197,915            1.39%            1.58%                  (0.14)%
Year Ended 12/31/99              15.92        56.12%        226,529            1.59%            1.67%                   0.31%

                                 GROSS RATIO OF
                                 NET INVESTMENT      PORTFOLIO
                               INCOME/(LOSS) TO       TURNOVER
                             AVERAGE NET ASSETS           RATE
RS DIVERSIFIED GROWTH
Year Ended 12/31/03                       (1.07)%          305%
Year Ended 12/31/02                       (1.30)%          223%
Year Ended 12/31/01                       (1.22)%          255%
Year Ended 12/31/00                       (1.16)%          383%
Year Ended 12/31/99                       (1.44)%          473%

RS EMERGING GROWTH
Year Ended 12/31/03                       (1.51)%          190%
Year Ended 12/31/02                       (1.50)%          166%
Year Ended 12/31/01                       (1.01)%          148%
Year Ended 12/31/00                       (1.03)%          157%
Year Ended 12/31/99                       (1.19)%          177%

THE INFORMATION AGE FUND(R)
Year Ended 12/31/03                       (1.62)%          194%
Year Ended 12/31/02                       (1.65)%          219%
Year Ended 12/31/01                       (0.90)%          318%
Year Ended 12/31/00                       (1.22)%          185%
Year Ended 12/31/99                       (1.55)%          182%

RS INTERNET AGE FUND(TM)
Year Ended 12/31/03                       (1.90)%          208%
Year Ended 12/31/02                       (2.19)%          203%
Year Ended 12/31/01                       (1.12)%          315%
Year Ended 12/31/00                       (1.74)%          238%
Period Ended 12/31/99(2)                  (1.40)%            2%

RS MIDCAP OPPORTUNITIES
Year Ended 12/31/03                       (0.86)%          253%
Year Ended 12/31/02                       (0.74)%          401%
Year Ended 12/31/01                        0.67%           409%
Year Ended 12/31/00                       (0.33)%          542%
Year Ended 12/31/99                        0.23%           408%

                                   See notes to Financial Highlights on page 49.

      The accompanying notes are an integral part of these financial statements.

                                                                                                     DISTRIBUTIONS   DISTRIBUTIONS
                                                              NET       NET REALIZED                      FROM NET        FROM NET
                                NET ASSET VALUE,       INVESTMENT     AND UNREALIZED         TOTAL      INVESTMENT        REALIZED
                             BEGINNING OF PERIOD    INCOME/(LOSS)        GAIN/(LOSS)    OPERATIONS          INCOME   CAPITAL GAINS
RS SMALLER COMPANY GROWTH
Year Ended 12/31/03         $              12.79   $        (0.23)   $          8.02   $      7.79   $           -   $           -
Year Ended 12/31/02                        21.78            (0.20)             (8.30)        (8.50)              -           (0.49)
Year Ended 12/31/01                        20.69            (0.21)              1.90          1.69               -           (0.60)
Year Ended 12/31/00                        22.34            (0.33)              1.24          0.91               -           (2.56)
Year Ended 12/31/99                        14.26                -               8.08          8.08               -               -

RS VALUE + GROWTH
Year Ended 12/31/03                        12.37            (0.12)              5.57          5.45               -           (0.50)
Year Ended 12/31/02                        17.07            (0.15)             (4.55)        (4.70)              -               -
Year Ended 12/31/01                        24.62            (0.21)             (4.80)        (5.01)              -           (2.54)
Year Ended 12/31/00                        30.43            (0.33)             (3.14)        (3.47)              -           (2.34)
Year Ended 12/31/99                        25.92                -               7.16          7.16               -           (2.65)

RS CONTRARIAN VALUE
Year Ended 12/31/03                        10.26             0.04               6.73          6.77               -               -
Year Ended 12/31/02                        10.12            (0.05)              0.19          0.14               -               -
Year Ended 12/31/01                        11.03            (0.07)             (0.84)        (0.91)              -               -
Year Ended 12/31/00                        10.00             0.02               1.01          1.03               -               -
Year Ended 12/31/99                         7.23             0.20               2.57          2.77               -               -

RS GLOBAL NATURAL RESOURCES
Year Ended 12/31/03                        13.53            (0.01)              5.71          5.70               -               -
Year Ended 12/31/02                        11.56            (0.06)              2.03          1.97               -               -
Year Ended 12/31/01                        11.49            (0.09)              0.16          0.07               -               -
Year Ended 12/31/00                         9.13            (0.06)              2.42          2.36               -               -
Year Ended 12/31/99                         7.46            (0.01)              1.68          1.67               -               -

RS PARTNERS
Year Ended 12/31/03                        17.82             0.06              11.54         11.60           (0.02)          (1.70)
Year Ended 12/31/02                        17.67            (0.11)              0.33          0.22               -           (0.07)
Year Ended 12/31/01                        15.72             0.04               2.57          2.61               -           (0.66)
Year Ended 12/31/00                        11.96             0.09               3.67          3.76               -               -
Year Ended 12/31/99                        11.53            (0.04)              0.47          0.43               -               -

See notes to Financial Highlights on page 49.

The accompanying notes are an integral part of these financial statements.

                                                                          NET RATIO      GROSS RATIO            NET RATIO OF
                             NET ASSET                   NET ASSETS     OF EXPENSES      OF EXPENSES          NET INVESTMENT
                            VALUE, END        TOTAL          END OF      TO AVERAGE       TO AVERAGE        INCOME/(LOSS) TO
                             OF PERIOD       RETURN   PERIOD (000S)   NET ASSETS(1)       NET ASSETS      AVERAGE NET ASSETS
RS SMALLER COMPANY GROWTH
Year Ended 12/31/03         $    20.58        60.91%   $    200,147            1.73%            1.83%                  (1.57)%
Year Ended 12/31/02              12.79       (39.07)%       109,341            1.81%            1.95%                  (1.52)%
Year Ended 12/31/01              21.78         8.31%        116,490            1.66%            1.97%                  (1.10)%
Year Ended 12/31/00              20.69         4.44%        106,349            1.67%            1.93%                  (1.41)%
Year Ended 12/31/99              22.34        56.66%        103,312            1.92%            1.97%                  (1.67)%

RS VALUE + GROWTH
Year Ended 12/31/03              17.32        44.24%        223,726            1.58%            1.65%                  (0.81)%
Year Ended 12/31/02              12.37       (27.53)%       170,431            1.62%            1.67%                  (0.87)%
Year Ended 12/31/01              17.07       (20.43)%       297,613            1.60%            1.61%                  (0.96)%
Year Ended 12/31/00              24.62       (11.09)%       482,194            1.53%            1.53%                  (1.05)%
Year Ended 12/31/99              30.43        28.43%        673,900            1.59%            1.59%                  (1.20)%

RS CONTRARIAN VALUE
Year Ended 12/31/03              17.03        65.98%        373,791            1.54%            1.69%                   0.54%
Year Ended 12/31/02              10.26         1.38%         57,916            1.67%            1.74%                  (0.40)%
Year Ended 12/31/01              10.12        (8.25)%        66,934            2.22%            2.26%                  (0.59)%
Year Ended 12/31/00              11.03        10.30%         91,919            2.22%            2.25%                   0.19%
Year Ended 12/31/99              10.00        38.31%        115,911            2.17%            2.43%                  (1.17)%

RS GLOBAL NATURAL RESOURCES
Year Ended 12/31/03              19.23        42.13%        142,476            1.69%            1.76%                  (0.13)%
Year Ended 12/31/02              13.53        17.04%         38,763            1.77%            1.86%                  (0.55)%
Year Ended 12/31/01              11.56         0.61%         21,777            1.86%            1.97%                  (0.58)%
Year Ended 12/31/00              11.49        25.85%         29,371            1.98%            2.10%                  (0.53)%
Year Ended 12/31/99               9.13        22.39%         22,818            2.09%            2.42%                  (1.72)%

RS PARTNERS
Year Ended 12/31/03              27.70        65.63%        852,615            1.54%            1.60%                   0.27%
Year Ended 12/31/02              17.82         1.23%        113,467            1.88%            1.97%                  (0.90)%
Year Ended 12/31/01              17.67        16.72%         71,567            1.88%            2.04%                  (0.07)%
Year Ended 12/31/00              15.72        31.44%         28,297            1.90%            2.22%                   0.73%
Year Ended 12/31/99              11.96         3.73%         22,374            2.13%            2.79%                  (1.24)%

                                 GROSS RATIO OF
                                 NET INVESTMENT      PORTFOLIO
                               INCOME/(LOSS) TO       TURNOVER
                             AVERAGE NET ASSETS           RATE
RS SMALLER COMPANY GROWTH
Year Ended 12/31/03                       (1.67)%          220%
Year Ended 12/31/02                       (1.66)%          128%
Year Ended 12/31/01                       (1.41)%          167%
Year Ended 12/31/00                       (1.67)%          126%
Year Ended 12/31/99                       (1.72)%           90%

RS VALUE + GROWTH
Year Ended 12/31/03                       (0.88)%          262%
Year Ended 12/31/02                       (0.92)%          346%
Year Ended 12/31/01                       (0.97)%          172%
Year Ended 12/31/00                       (1.05)%           71%
Year Ended 12/31/99                       (1.20)%           80%

RS CONTRARIAN VALUE
Year Ended 12/31/03                        0.39%           129%
Year Ended 12/31/02                       (0.47)%          125%
Year Ended 12/31/01                       (0.63)%          131%
Year Ended 12/31/00                        0.16%           117%
Year Ended 12/31/99                       (1.43)%           86%

RS GLOBAL NATURAL RESOURCES
Year Ended 12/31/03                       (0.20)%          117%
Year Ended 12/31/02                       (0.64)%          159%
Year Ended 12/31/01                       (0.69)%          167%
Year Ended 12/31/00                       (0.65)%          159%
Year Ended 12/31/99                       (2.05)%          140%

RS PARTNERS
Year Ended 12/31/03                        0.21%            97%
Year Ended 12/31/02                       (0.99)%          166%
Year Ended 12/31/01                       (0.23)%          198%
Year Ended 12/31/00                        0.41%           134%
Year Ended 12/31/99                       (1.90)%           84%

Distributions reflect actual per-share amounts distributed for the period.

(1) Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers, expense limitations, and offsets for securities lending fees.

(2) RS Internet Age Fund(TM) shares were first issued on December 1, 1999. Ratios for the period ended December 31, 1999 have been annualized, except for total return and portfolio turnover rate.

      The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

The RS Mutual Funds (each a "Fund," collectively the "Funds") are series of RS Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. The Trust currently offers 10 portfolios. All of the Funds are registered as diversified funds, other than the RS Partners Fund which is registered as a nondiversified fund. Each Fund consists of a single class of shares.

NOTE 1  SIGNIFICANT ACCOUNTING POLICIES

The following policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. INVESTMENT VALUATIONS Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Securities traded on the Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the Nasdaq official closing price, which may not be the last sale price. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. Foreign securities are generally denominated in foreign currencies. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund's net asset value is next determined. Securities whose values have been materially affected by events occuring before the Funds' valuation time but after the close of the securities' principal exchange or market, are fair valued using methods approved by the Board of Trustees.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Funds' Board of Trustees. The guidelines and procedures use fundamental valuation methods that include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event that could have a significant impact on the value of the security. The approximate percentages of the Funds' investments valued using these guidelines and procedures at December 31, 2003, were as follows:

FUND                               PERCENTAGE
Diversified Growth                        0.1%
Emerging Growth                             -
The Information Age Fund(R)                 -
RS Internet Age Fund(TM)                    -
MidCap Opportunities                        -
Smaller Company Growth                      -
Value + Growth                              -
Contrarian Value                          0.9%
Global Natural Resources                  0.7%
Partners                                  0.1%

In their normal course of business, some of the Funds may invest a significant portion of their assets in companies concentrated within a number of industries. Accordingly, the performance of these Funds may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

Options and warrants for which market quotations are not readily available are priced using the modified Black-Scholes Valuation Formula. The Black-Scholes Valuation Formula values an option or warrant by determining the differential between the exercise price of the option or warrant and the current price of the underlying stock, based on a number of factors. These factors include, but are not limited to, the current price of the underlying stock, the exercise price of the option or warrant, the time to expiration, the assumed riskless rate of return, the compounded rate of return on the stock, and the standard deviation of the return on the stock. This valuation method is in accordance with the guidelines and procedures adopted by the Funds' Board of Trustees.

b. FEDERAL INCOME TAXES The Funds intend to continue complying with the requirements of the Internal Revenue Code to qualify as regulated investment companies, and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Funds do not expect to be subject to income tax, and no provision for such tax has been made.

c. SECURITIES TRANSACTIONS Securities transactions are accounted for on the date securities are purchased, sold, or sold short (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. FOREIGN CURRENCY TRANSLATION The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at the exchange rates quoted at the close of the London Stock Exchange on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. INVESTMENT INCOME Dividend income is recorded on the ex-dividend date, except certain cash dividends from foreign securities, which are recorded as soon as the Funds are informed of the ex-dividend date. Interest income, which includes accretion/discount, is accrued and recorded daily.

f. EXPENSES Most expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are apportioned among all the Funds in the Trust, based on relative net assets.

Expense offsets and other waivers represent expense offsets due to securities lending and the waiver of fees by the Funds' accounting agent/administrator and custodian. (See Note 5.)

G. DISTRIBUTIONS TO SHAREHOLDERS Dividends to shareholders are recorded on the ex-dividend date. See charts below for the tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002.

                                                   2003           2002
                                               ORDINARY       ORDINARY
                                                 INCOME         INCOME
FUND                                              TOTAL          TOTAL
Diversified Growth                           $        -     $        -
Emerging Growth                                       -              -
The Information Age Fund(R)                           -              -
RS Internet Age Fund(TM)                              -              -
MidCap Opportunities                                  -              -
Smaller Company Growth                                -      4,028,215
Value + Growth                                3,760,129              -
Contrarian Value                                      -              -
Global Natural Resources                              -              -
Partners                                     29,630,220              -

                                                   2003           2002
                                              LONG-TERM      LONG-TERM
                                           CAPITAL GAIN   CAPITAL GAIN
FUND                                              TOTAL          TOTAL
Diversified Growth                           $        -      $       -
Emerging Growth                                       -              -
The Information Age Fund(R)                           -              -
RS Internet Age Fund(TM)                              -              -
MidCap Opportunities                                  -              -
Smaller Company Growth                                -        110,220
Value + Growth                                2,598,319              -
Contrarian Value                                      -              -
Global Natural Resources                              -              -
Partners                                     15,684,105        410,066

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various invesment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period. See the chart below for the tax basis of distributable earnings as of December 31, 2003.

                                          UNDISTRIBUTED  UNDISTRIBUTED
                                               ORDINARY      LONG-TERM
FUND                                             INCOME          GAINS
Diversified Growth                        $           -   $          -
Emerging Growth                                       -              -
The Information Age Fund(R)                           -              -
RS Internet Age Fund(TM)                              -              -
MidCap Opportunities                                  -              -
Smaller Company Growth                                -              -
Value + Growth                               10,103,762      2,011,194
Contrarian Value                                782,721              -
Global Natural Resources                              -              -
Partners                                     19,815,553      3,851,501

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Funds if not distributed and, therefore, are normally distributed to shareholders annually.

See the chart below for capital loss carryovers available to the Funds at December 31, 2003.

During the year ended December 31, 2003, the Funds utilized capital loss carryovers as follows:

FUND
Diversified Growth                        $  93,076,033
Emerging Growth                             249,164,746
The Information Age Fund(R)                  29,426,016
RS Internet Age Fund(TM)                     21,506,624
MidCap Opportunities                         15,677,998
Smaller Company Growth                       15,074,547
Value + Growth                               12,722,850
Contrarian Value                             15,210,513
Global Natural Resources                      7,295,703
Partners                                      1,927,113

Under the current income tax law, net capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2003, the Funds elected to defer net capital and currency losses as follows:

FUND
Diversified Growth                        $       8,858
Emerging Growth                                       -
The Information Age Fund(R)                           -
RS Internet Age Fund(TM)                              -
MidCap Opportunities                              2,836
Smaller Company Growth                                -
Value + Growth                                        -
Contrarian Value                                      -
Global Natural Resources                              -
Partners                                        149,756

CAPITAL LOSS CARRYOVERS
(see Note 1g)

                                                                            EXPIRING
FUND                                   2005         2006         2007         2008             2009            2010            TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Diversified Growth               $        -   $        -   $        -   $        -  $    70,851,924   $ 196,495,471  $   267,347,395
Emerging Growth                           -            -            -            -    1,127,549,362     722,212,997    1,849,762,359
The Information Age Fund(R)               -            -            -            -        4,040,935      30,992,871       35,033,806
RS Internet Age Fund(TM)                  -            -            -   16,559,005      113,383,070      17,305,520      147,247,595
MidCap Opportunities                      -            -            -            -       18,005,578      31,192,594       49,198,172
Smaller Company Growth                    -            -            -            -                -       1,243,642        1,243,642
Value + Growth                            -            -            -            -                -              --               --
Contrarian Value                          -   27,447,424   67,677,287    9,344,761        7,190,816              --      111,660,288
Global Natural Resources                  -            -    6,242,848            -                -              --        6,242,848
Partners                            478,501            -            -            -                -              --          478,501

h. CAPITAL ACCOUNTS Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Funds.

i. TEMPORARY BORROWINGS All Funds within the Trust share in a $25 million committed revolving credit/overdraft protection facility from PNC Bank for temporary purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. In addition, the RS Emerging Growth Fund and RS Diversified Growth Fund have access to a separate $25 million facility from PNC Bank, with the same terms. Interest is calculated based on the market rates at the time of borrowing. Each Fund may borrow up to the lesser of one-third of its total assets (including amounts borrowed) or any lower limit defined in the Fund's Statement of Additional Information or the Prospectus.

                                                 AMOUNT                       AVERAGE
                                            OUTSTANDING        AVERAGE       INTEREST
FUND                                        AT 12/31/03     BORROWING*       RATE (%)
Diversified Growth                           $        -   $  1,069,782           2.05
Emerging Growth                                       -        482,596           2.04
The Information Age Fund(R)                           -          6,610           2.09
RS Internet Age Fund(TM)                              -        102,395           1.93
MidCap Opportunities                                  -         15,194           1.89
Smaller Company Growth                                -              -              -
Value + Growth                                        -         30,043           1.97
Contrarian Value                                      -              -              -
Global Natural Resources                              -              -              -
Partners                                              -              -              -

* For the year ended December 31, 2003.

NOTE 2  CAPITAL SHARES

a. TRANSACTIONS The Funds have authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the Funds are shown in detail in the STATEMENT OF CHANGES IN NET ASSETS (see pages 42-45).

NOTE 3  TRANSACTIONS WITH AFFILIATES

a. ADVISORY FEES AND EXPENSE LIMITATION Under the terms of advisory agreements, which are reviewed and approved annually by the Board of Trustees, the Funds pay RS Investment Management, L.P. ("RS Investments"), an investment advisory fee calculated at an annual rate of the average daily net assets of the Funds as disclosed below:

                                                INVESTMENT
FUND                                         ADVISORY FEES
Diversified Growth                                    1.00%
Emerging Growth                                       1.00%
The Information Age Fund(R)                           1.00%
RS Internet Age Fund(TM)                              1.00%(1)
MidCap Opportunities                                  1.00%
Smaller Company Growth                                1.00%(2)
Value + Growth                                        1.00%
Contrarian Value                                      1.00%
Global Natural Resources                              1.00%
Partners                                              1.00%

(1)  Reduced from 1.25% to 1.00% effective 9/23/03.
(2)  Reduced from 1.25% to 1.00% effective 11/3/03.

For the year ended December 31, 2003, RS Investments agreed to bear operating expenses of certain Funds to the extent they exceed a stated limit, by means of an advisory fee waiver.

b. COMPENSATION OF TRUSTEES AND OFFICERS Trustees and officers of the Funds who are interested persons of RS Investments, as defined in the 1940 Act, receive no compensation from the Funds. Trustees of the Funds who are not interested persons of RS Investments, as defined in the 1940 Act, received compensation and reimbursement of expenses for the year ended December 31, 2003. Each of the disinterested Trustees received compensation from the Trust for the year ended December 31, 2003 in the amount of $60,000; collectively the disinterested trustees received compensation in the amount of $180,000.

Under a Deferred Compensation Plan (the Plan) adopted May 6, 2002, a disintereted Trustee may elect to defer receipt of all, or a portion, of his annual compensation. The amount of a Fund's deferred compensation obligation to a Trustee is determined by adjusting the amount of the deferred compensation to reflect the investment return of one or more RS Funds designated for the purpose by the Trustee. A

TAX COST OF INVESTMENTS
(see Note 4a below)

                                                        NET UNREALIZED APPRECIATION         GROSS UNREALIZED      GROSS UNREALIZED
                                 COST OF INVESTMENTS                 ON INVESTMENTS             APPRECIATION          DEPRECIATION
Diversified Growth                  $  1,138,693,389                 $  143,993,774           $  176,076,412         $  32,082,638
Emerging Growth                        1,576,267,953                    317,290,333              355,369,483            38,079,150
The Information Age Fund(R)              231,180,371                     49,189,799               55,481,938             6,292,139
RS Internet Age Fund(TM)                 118,195,448                     27,807,770               31,122,228             3,314,458
MidCap Opportunities                     129,625,053                     25,602,453               26,350,416               747,963
Smaller Company Growth                   180,029,306                     44,718,300               46,023,401             1,305,101
Value + Growth                           187,688,347                     39,822,854               40,462,183               639,329
Contrarian Value                         329,211,353                     45,001,009               45,353,344               352,335
Global Natural Resources                 122,673,144                     19,594,013               20,061,250               467,237
Partners                                 688,457,405                    145,790,437              146,394,261               603,824

Fund may cover its deferred compensation obligation to a Trustee by investing in one or more of such designated Funds. Each Fund's liability for deferred compensation to a Trustee is adjusted periodically to reflect the investment performance of the Funds designated by the Trustee. Deferred amounts remain in a Fund until distributed in accordance with the Plan. Trustees' fees in the accompanying financial statements include the current fees, either paid in cash or deferred, and the net increase or decrease in the value of the deferred amounts.

c. DISTRIBUTION FEES PFPC Distributors, Inc. ("PFPC"), a nonaffiliate of RS Investments, is the Funds' distributor. The Funds have entered into agreements with PFPC for distribution services with respect to their shares and have adopted Plans of Distribution pursuant to Rule 12b-1 under the 1940 Act, whose continuance is reviewed annually by the Funds' Board of Trustees. Under these Plans, PFPC is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of each Fund, at an annual rate of 0.25% of the Fund's average daily net assets. RS Investments or its affiliates provide certain services to PFPC in respect of the promotion of the Funds' shares and are compensated by PFPC for those services.

NOTE 4  INVESTMENTS

a. TAX BASIS OF INVESTMENTS The cost of investments for federal income tax purposes at December 31, 2003, for each Fund is listed above. The net unrealized appreciation on investments and securities sold short, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart above.

b. INVESTMENT PURCHASES AND SALES The cost of investments purchased and the proceeds from investments sold (excluding options, securities sold short, and short-term investments) for the year ended December 31, 2003, were as follows:

                                         COST OF INVESTMENTS       PROCEEDS FROM
FUND                                               PURCHASED    INVESTMENTS SOLD
Diversified Growth                         $   2,432,517,137   $   2,261,954,962
Emerging Growth                                2,595,796,754       2,880,236,540
The Information Age Fund(R)                      368,648,136         267,073,801
RS Internet Age Fund(TM)                         201,204,266         160,380,073
MidCap Opportunities                             265,382,589         257,382,038
Smaller Company Growth                           308,762,458         288,037,911
Value + Growth                                   477,588,478         496,528,540
Contrarian Value                                 355,991,473         180,924,372
Global Natural Resources                         123,094,928          62,506,871
Partners                                         706,164,539         328,275,570

c. FOREIGN SECURITIES Foreign securities investments involve special risks and considerations not typically associated

RESTRICTED SECURITIES
(see Note 4e below)

                                                                                               ACQUISITION  % OF FUNDS'
FUND                   SECURITY                     SHARES           COST             VALUE          DATE   NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
Diversified Growth     Startec Global
                         Communications Corp.      275,000    $   968,750       $         0        3/26/01
                                                                  968,750                 0                       0.00%
Contrarian             African Minerals, Ltd.      698,422      2,837,501         3,492,110       4/25/97-
Value                                                                                               5/7/98
                                                                2,837,501         3,492,110                       0.93%
Global Natural         African Minerals, Ltd.      203,624        784,997         1,018,120       4/25/97-
Resources                                                                                           5/7/98
                                                                  784,997         1,018,120                       0.71%

with those of U.S. origin. These risks include, but are not limited to, revaluation of currencies; adverse political, social, and economic developments; and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets.

d. SHORT SALES Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will typically realize a gain if the security declines in value between those dates. All short sales must be collateralized as required by law or agreement with the Fund's broker. The Fund maintains collateral in a segregated account consisting of cash, equities, and/or U.S. government securities sufficient to collateralize the obligation on the short positions. The Fund records the proceeds received as an asset and the obligation to buy back the securities as a liability. The liability side of the transactions is marked to market on a daily basis according to the market price of the securities sold and the asset side according to the value of the proceeds.

Only RS Internet Age Fund(TM) lists short sales among its principal investment strategies in the Trust's prospectus, which it may enter into up to a value of 25% of the Fund's total assets. For the year ended December 31, 2003, the cost of investments purchased to cover short sales and the proceeds from investments sold short in the RS Internet Age Fund(TM) were $2,227,876 and $2,467,042, respectively.

During the year ended December 31, 2003, there was no dividend expense on short sales.

e. RESTRICTED SECURITIES A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds' Board of Trustees as outlined in Note 1a, paragraph 2. See table above for restricted securities held at December 31, 2003.

f. OPTIONS AND WARRANTS Options and warrants normally entitle the holder to purchase specified securities at a predetermined price during a specific period. The writer of an option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument or, in the case of an index option, a notional index amount at a specified price within a specified period of time. Certain options, including options on indexes, will require cash settlement by the Fund if the option is exercised. Purchased options are recorded as assets and written options as liabilities to the extent of premiums paid or received. When an option is exercised, the proceeds on sales for the written call option, the purchase cost of the written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Transactions in written options for the year ended December 31, 2003, were as follows:

DIVERSIFIED GROWTH: WRITTEN OPTIONS

                                                   AMOUNT OF           NUMBER OF
                                                    PREMIUMS           CONTRACTS
Outstanding at 12/31/02                        $           -                   -
Options written                                    2,536,859              16,570
Options expired                                            -                   -
Options exercised                                          -                   -
Options closed                                    (2,536,859)            (16,570)
OUTSTANDING AT 12/31/03                        $           0                   0

MIDCAP OPPORTUNITIES: WRITTEN OPTIONS

                                                   AMOUNT OF           NUMBER OF
                                                    PREMIUMS           CONTRACTS
Outstanding at 12/31/02                        $           -                   -
Options written                                      210,160                 862
Options expired                                            -                   -
Options exercised                                          -                   -
Options closed                                      (210,160)               (862)
OUTSTANDING AT 12/31/03                        $           0                   0

VALUE + GROWTH: WRITTEN OPTIONS

                                                   AMOUNT OF           NUMBER OF
                                                    PREMIUMS           CONTRACTS
Outstanding at 12/31/02                        $      18,429                 190
Options written                                      396,943               1,590
Options expired                                            -                   -
Options exercised                                          -                   -
Options closed                                      (415,372)             (1,780)
OUTSTANDING AT 12/31/03                        $           0                   0

NOTE 5  SECURITIES LENDING

Certain Funds lend their portfolio securities. The borrower pays fees, at the Funds' direction, to service providers of those Funds, including RS Investments. Those payments are applied to offset amounts owed to the service providers by the Funds. Such amounts are shown as expense offsets and other waivers in the STATEMENT OF OPERATIONS (see pages 40-41). During the year ended December 31, 2003, the following Funds had securities lending fees as described below:

FUND                                                    FEES
Diversified Growth                             $     942,601
Emerging Growth                                    1,638,234
The Information Age Fund(R)                           73,001
RS Internet Age Fund(TM)                              57,226
MidCap Opportunities                                  45,178
Smaller Company Growth                                81,862

Funds that lend securities receive cash as collateral in an amount at least equal to 102% of the current market value of the loaned securities. The cash collateral is substantially invested in institutional money market pooled accounts exempt from registration under the Investment Company Act of 1940. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds on the next business day. The value of loaned securities and the value of collateral at December 31, 2003, were as follows:

                                             VALUE OF LOANED            VALUE OF
FUND                                              SECURITIES          COLLATERAL
Diversified Growth                         $     161,396,225   $     181,194,100
Emerging Growth                                  252,379,310         270,631,670
The Information Age Fund(R)                       35,596,248          37,889,400
RS Internet Age Fund(TM)                          20,181,395          22,320,700
MidCap Opportunities                              13,970,124          14,698,800
Smaller Company Growth                            16,347,071          17,795,964

                                                                  BEFORE REORGANIZATION              AFTER REORGANIZATION
                                                    RS AGGRESSIVE GROWTH       RS EMERGING GROWTH      RS EMERGING GROWTH
--------------------------------------------------------------------------------------------------------------------------
 Shares outstanding                                             9,643,511              65,577,435              67,753,098
 Net assets                                          $         38,046,763    $      1,146,660,916    $      1,184,707,679
 Net asset value per share                           $               3.95    $              17.49    $              17.49
 Net unrealized appreciation/(depreciation)          $           (630,910)   $          2,471,161    $          1,840,251
 Accumulated net realized losses                     $       (124,832,478)   $     (2,212,045,876)   $     (2,336,878,354)

NOTE 6  FUND MERGER

On March 7, 2003, RS Emerging Growth Fund acquired the assets and liabilities of RS Aggressive Growth Fund through a tax-free merger pursuant to a plan of reorganization approved by the Board of Trustees. Shareholders of RSAggressive Growth Fund approved the merger at a meeting held on January 9, 2003, and adjourned through March 3, 2003. 5,678,434 shares were voted in favor of the merger, 632,580 shares were voted against the merger, and 202,750 shares were voted to abstain. The chart above shows a summary of shares outstanding, net assets, net asset value per share, net unrealized appreciation/(depreciation), and accumulated net realized losses, before and after the reorganization:

NOTE 7  INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 8  LEGAL MATTERS

RS Investments has been contacted by the staff of the United States Securities and Exchange Commission (the "SEC") and the Office of the New York State Attorney General (the "NYAG") in connection with their investigations of "market timing" in mutual fund shares. RS Investments is cooperating with these investigations.

The SEC staff has made a preliminary determination to recommend that the SEC bring civil enforcement actions against RS Investments and certain of its officers and employees, some of whom are also officers of the Trust. RS Investments is currently engaged in discussions with the staff of the SEC and NYAG in an effort to reach a satisfactory resolution of these matters. The Trust's management believes that the regulators' concerns relate principally to market timing activities involving the Emerging Growth Fund. At this time, management believes it is not possible to estimate the effect that these matters may have on any Fund's results of operations or financial condition.

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF RS INVESTMENT TRUST

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of RS Diversified Growth Fund, RS Emerging Growth Fund, The Information Age Fund(R), RS Internet Age Fund(TM), RS MidCap Opportunities Fund, RS Smaller Company Growth Fund, RS Value + Growth Fund, RS Contrarian Value Fund (formerly RS Contrarian Fund(TM)), RS Global Natural Resources Fund, and RS Partners Fund (each constituting the RS Investment Trust and hereafter referred to as the "Funds") at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereinafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, CA
February 17, 2004

TAX DESIGNATION - UNAUDITED


In accordance with the Internal Revenue Code, the Funds are making the following designation (unaudited):


LONG-TERM CAPITAL GAIN DIVIDENDS:

                                                        Total 15%      Total 20%
                                                            Gains          Gains
RS Value + Growth Fund                                $ 2,152,245     $  446,074
RS Partners Fund                                      $14,172,924     $1,511,181


                                                     WWW.RSINVESTMENTS.COM    59

SUPPLEMENTAL INFORMATION - UNAUDITED


TRUSTEES INFORMATION TABLE

                                                                                                  Number of
                                                                                                  Portfolios         Other
                                              Term of Office*                                     in Fund complex    Directorships
Name, Address           Position(s) Held      and Length of           Principal Occupations       Overseen by        Held by
and Age                 with Trust            Time Served             During Past 5 Years         Trustee            Trustee
------------------------------------------------------------------------------------------------------------------------------------
                                             INTERESTED TRUSTEES & PRINCIPAL OFFICERS:**
G. Randall Hecht        Trustee, President,   Served as Trustee:      CEO, RS Investments         10                 N/A
RS Investments          Principal Executive   June 2001 - present;
388 Market Street       Officer               May 1999 - February
San Francisco,                                2001; June 1987 -
CA 94111                                      December 1997
52 years old

Michael G. McCaffery    Trustee               Since May 2002          President and CEO           10                 N/A
RS Investments                                                        Stanford Management
388 Market Street                                                     Company; Formerly,
San Francisco,                                                        Chairman and CEO,
CA 94111                                                              Robertson, Stephens
50 years old                                                          & Company, Inc., an
                                                                      investment banking firm.

Steven M. Cohen         Treasurer,            Since April 1999        CFO, RS Investments         N/A                N/A
RS Investments          Secretary
388 Market Street
San Francisco,
CA 94111
37 years old


60    CALL 1-800-766-FUND                                  WWW.RSINVESTMENTS.COM

TRUSTEES INFORMATION TABLE (Continued)

                                                                                                    Number of
                                                                                                    Portfolios         Other
                                             Term of Office*                                        in Fund complex    Directorships
  Name, Address        Position(s) Held      and Length of           Principal Occupations          Overseen by        Held by
  and Age              with Trust            Time Served             During Past 5 Years            Trustee            Trustee
------------------------------------------------------------------------------------------------------------------------------------
                                                    DISINTERESTED TRUSTEES:

Leonard B. Auerbach    Trustee               Since June 1987         Chairman and CEO, L, B,        10                 Sequoia
RS Investments                                                       A&C, Inc., a consulting                           National Bank
388 Market Street                                                    firm; Formerly, Managing
San Francisco,                                                       Director, President, and CEO,
CA 94111                                                             AIG-CentreCapital Group, Inc.
57 years old

Jerome S. Contro       Trustee               Since June 2001         Partner, Tango Group,          10                 N/A
RS Investments                                                       a private investment firm;
388 Market Street                                                    Formerly, Managing Director,
San Francisco,                                                       Nuveen, a public investment
CA 94111                                                             management firm.
47 years old

John W. Glynn, Jr.     Trustee               Since July 1997         President, Glynn Capital       10                 N/A
RS Investments                                                       Management, an investment
388 Market Street                                                    management firm.
San Francisco,
CA 94111
63 years old

*  Each Trustee shall serve during the continued lifetime of the Trust until he dies,  resigns,  is declared bankrupt or incompetent by a court of appropriate  jurisdiction,  or is removed,  or, if sooner,  until the next meeting of  Shareholders  called for the purpose of electing Trustees and until the election and  qualification of his successor.  Officers hold office at the pleasure of the Trustees.

** Interested persons as defined by the 1940 Act.

   The Statement of Additional  Information  relating to the Funds include  additional  information about Trustees and is available, without charge, upon request, by writing to the Funds or calling 1-800-766-FUND (3863).

                                                     WWW.RSINVESTMENTS.COM    61

ADMINISTRATION


OFFICERS AND TRUSTEES

   G. RANDALL HECHT, TRUSTEE, PRESIDENT
   AND PRINCIPAL EXECUTIVE OFFICER

   LEONARD B. AUERBACH, TRUSTEE
   Chairman and CEO,
   L,B, A&C, Inc.,
   a consulting firm

   JEROME S. CONTRO, TRUSTEE
   Partner, Tango Group

   JOHN W. GLYNN JR., TRUSTEE
   President, Glynn Capital
   Management

   MICHAEL MCCAFFERY, TRUSTEE
   President and CEO of Stanford
   Management Company

   STEVEN M. COHEN, TREASURER AND SECRETARY

INVESTMENT ADVISER

   RS INVESTMENT MANAGEMENT, L.P.
   388 Market Street
   San Francisco, CA 94111

DISTRIBUTOR

   PFPC DISTRIBUTORS, INC.
   760 Moore Road
   King of Prussia, PA 19406

TRANSFER AGENT AND DISBURSING AGENT

   NATIONAL FINANCIAL DATA SERVICES
   Kansas City, MO
   1-800-624-8025

CUSTODIAN

   PFPC TRUST COMPANY
   Philadelphia, PA

INDEPENDENT ACCOUNTANTS

   PRICEWATERHOUSECOOPERS LLP
   San Francisco, CA

LEGAL COUNSEL

   ROPES & GRAY
   Boston, MA


62    CALL 1-800-766-FUND

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                                                     WWW.RSINVESTMENTS.COM    63

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64    CALL 1-800-766-FUND

RS FUND INVESTMENT STYLES


SMALL-CAP GROWTH
----------------
RS DIVERSIFIED GROWTH FUND
Focusing on small-cap growth companies. Managed by John Wallace and John Seabern. RSDGX

RS EMERGING GROWTH FUND
Seeking to invest in America's most dynamic, growth-oriented companies. Managed by Jim Callinan. RSEGX

RS SMALLER COMPANY GROWTH FUND
Focusing on companies with market caps of $1.5 billion or less. Managed by Bill Wolfenden. RSSGX


SMALL-CAP VALUE
---------------
RS PARTNERS FUND
A small-cap fund using a cash flow value methodology. Managed by Andy Pilara, David Kelley,* and Joe Wolf.* RSPFX


MID-CAP GROWTH
--------------
RS MIDCAP OPPORTUNITIES FUND
Seeking growth in mid-cap companies while attempting to moderate risk. Managed by John Wallace and Jay Sherwood. RSMOX


MULTI-CAP GROWTH
----------------
RS VALUE + GROWTH FUND
Seeking capital appreciation for the long-term investor. Managed by John Wallace and Jay Sherwood. RSVPX


MID-CAP VALUE
-------------
RS CONTRARIAN VALUE FUND
Seeking out-of-favor and new-discovery investments. Managed by Andy Pilara, David Kelley,* and Joe Wolf.* RSCOX


SECTOR
------
THE INFORMATION AGE FUND(R)
Targeting investments in the information technology sector. Managed by Jim Callinan, Steve Bishop, Wendell Laidley, and Allison Thacker. RSIFX

RS INTERNET AGE FUND(TM)
Investing in companies likely to benefit from the development of the Internet. Managed by Jim Callinan, Steve Bishop, Wendell Laidley, and Allison Thacker. RIAFX

RS GLOBAL NATURAL RESOURCES FUND
Focusing primarily on hard-asset companies. Managed by Andy Pilara. RSNRX


FUND LISTINGS Our Funds are listed in THE WALL STREET JOURNAL, USA TODAY, INVESTOR'S BUSINESS DAILY, and most local newspapers under the heading RS Funds.


Please read the Prospectus to learn about the Funds' objectives and investment policies and the special risks associated with the RS Funds, including investing in small and mid-sized companies; overweighting investments in certain sectors or industries; investing in the technology sector; investing in a more limited number of issuers and sectors; investing internationally; and investing in companies in natural resources industries. Please contact RS Investments at 1-800-766-FUND or visit www.RSinvestments.com for current information. AR341-F


*Effective January 1, 2004.


         (THE INFORMATION ON THIS PAGE IS NOT PART OF THE ANNUAL REPORT)

       388 MARKET STREET SAN FRANCISCO CA 94111 | WWW.RSINVESTMENTS.COM |
                              CALL 1-800-766-FUND


(LOGO)
RS INVESTMENTS
[GRAPHIC OMITTED]


ITEM 2. CODE OF ETHICS.

At December 31, 2003, the registrant had adopted a code of ethics (as such term is defined in the instructions to Item 2 of Form N-CSR) that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that each of Leonard B. Auerbach, Jerome S. Contro, and John W. Glynn is an audit committee financial expert serving on its audit committee. Each of those individuals is "independent," as defined by this Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) - (d)

     Fees and Services Rendered to the Registrant
     --------------------------------------------

     Fiscal Year Ended  Audit Fees* Audit-related Fees Tax Fees* All Other Fees*
     -----------------  ----------  ------------------ --------  --------------
     December 31, 2002  $436,000    $   -              $84,250   $22,000
     December 31, 2003  $384,000    $   -              $79,300   $5,500

     AUDIT-RELATED FEES represent fees billed in the registrant's last two fiscal years for services traditionally performed by the registrant's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

     TAX FEES represent fees billed in the registrant's last two fiscal years for tax compliance, tax planning and tax advice services. These services include, among other things, preparation of the registrant's tax returns, review of excise distributions and consultation on various tax matters relating to the registrant.

     ALL OTHER FEES represent fees billed for services relating to accounting for fund mergers and calculation of after-tax performance information.

     (e)(1) The registrant's Audit Committee pre-approves at least annually audit and non-audit services that are required to be pre-approved under paragraph (c)(7) of Rule 2-01 of Regulation S-X. In addition, the chairman of the Audit Committee is authorized to pre-approve a proposed engagement that arises between meetings of the Audit Committee and that needs to commence

      *Fees are exclusive of out of pocket expenses.

         prior to the next meeting of the Audit Committee. That approval is reported to the Audit Committee at its next meeting.

     (e)(2) Not applicable.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was none.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant are $239,820 for 2002 and $186,950 for 2003.*

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


*Fees are exclusive of out of pocket expenses.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))), required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 15d-15(b)), that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                   RS Investment Trust
            --------------------------------------------------------------------

By (Signature and Title)*      /s/G. Randall Hecht
                         -------------------------------------------------------
                               G. Randall Hecht, Principal Executive Officer

Date                           March 9, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      /s/G. Randall Hecht
                         -------------------------------------------------------
                               G. Randall Hecht, Principal Executive Officer

Date                           March 9, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*      /s/Steven Cohen
                         -------------------------------------------------------
                               Steven Cohen, Treasurer & Chief Financial Officer

Date                           March 8, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.